UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21493

BlackRock Strategic Dividend AchieversTM Trust
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend AchieversTM Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Reports to Shareholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVES BLACKROCK SOLUTIONS EQUITIES FIXED INCOME LIQUIDITY REAL ESTATE

BlackRock Closed-End Funds

SEMI-ANNUAL REPORT | APRIL 30, 2007 (Unaudited)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Equity Income Trust (BFD)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

          BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

April 30, 2007

Dear Shareholder:

          We are pleased to present the semi-annual report for the Trusts for the six months ended April 30, 2007. This report contains the Trusts’ unaudited financial statements and a listing of the portfolios’ holdings.

          The following table shows the Trusts’ closing market prices and net asset values (“NAV”) per share as of April 30, 2007.

Trust (Ticker)	Closing Market Price	NAV

BlackRock Dividend AchieversTM Trust (BDV)	$15.27	$16.48

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)	15.00	15.04

BlackRock Strategic Dividend AchieversTM Trust (BDT)	15.66	16.72

BlackRock Global Energy and Resources Trust (BGR)	30.24	32.98

BlackRock Global Equity Income Trust (BFD)	20.05	19.67

BlackRock Global Opportunities Equity Trust (BOE)	29.10	28.81

BlackRock Health Sciences Trust (BME)	27.84	28.42

BlackRock Real Asset Equity Trust (BCF)	15.70	17.07

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	18.68	20.40

BlackRock World Investment Trust (BWC)	17.39	17.33

          The Trusts seek to provide long-term total return through a combination of current income and capital appreciation by investing in common stocks that pay above-average dividends and have the potential for capital appreciation.

          BlackRock, Inc. (“BlackRock”), a world leader in asset management, is recognized for its emphasis on risk management and proprietary analytics, and for its reputation for managing money for the world’s largest institutional investors. As of March 31, 2007, BlackRock’s assets under management totaled over $1 trillion across various investment strategies. BlackRock is also a significant provider of risk management and advisory services that combine our capital markets expertise with our proprietarily developed risk management systems and technology. As of March 31, 2007, BlackRock provided risk management services to portfolios with aggregate assets of over $4.5 trillion. BlackRock Advisors, LLC and its affiliates, BlackRock Financial Management, Inc., BlackRock Capital Management, Inc., BlackRock Investment Management, LLC, BlackRock Investment Management International, Ltd. and State Street Research & Management Company, which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued confidence and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Dividend AchieversTM Trust (BDV)

Trust Information

Symbol on New York Stock Exchange:	BDV

Initial Offering Date:	December 23, 2003

Closing Market Price as of 4/30/07:	$15.27

Net Asset Value as of 4/30/07:	$16.48

Current Quarterly Distribution per Common Share:[1]	$0.225

Current Annualized Distribution per Common Share:[1]	$0.900

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$15.27	$14.86	2.76%	$15.50	$14.18

NAV	$16.48	$15.95	3.32%	$16.62	$15.48

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	April 30, 2007	October 31, 2006

Financial Institutions	40%	38%

Energy	15	14

Consumer Products	14	15

Health Care	11	13

Conglomerates	5	4

Telecommunications	5	6

Real Estate Investment Trusts	4	5

Industrials	2	1

Technology	2	1

Automotive	1	1

Basic Materials	1	2

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Trust Information

Symbol on New York Stock Exchange:	BDJ

Initial Offering Date:	August 31, 2005

Closing Market Price as of 4/30/07:	$15.00

Net Asset Value as of 4/30/07:	$15.04

Current Monthly Distribution per Common Share:[1]	$0.101875

Current Annualized Distribution per Common Share:[1]	$1.222500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$15.00	$14.92	0.54%	$15.60	$14.19

NAV	$15.04	$14.88	1.08%	$15.20	$14.34

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	April 30, 2007	October 31, 2006

Financial Institutions	42%	40%

Consumer Products	13	15

Energy	12	13

Health Care	12	16

Conglomerates	5	4

Real Estate Investment Trusts	5	5

Telecommunications	5	4

Industrials	2	1

Technology	2	1

Automotive	1	—

Basic Materials	1	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Strategic Dividend Achievers™ Trust (BDT)

Trust Information

Symbol on New York Stock Exchange:	BDT

Initial Offering Date:	March 30, 2004

Closing Market Price as of 4/30/07:	$15.66

Net Asset Value as of 4/30/07:	$16.72

Current Quarterly Distribution per Common Share:[1]	$0.225

Current Annualized Distribution per Common Share:[1]	$0.900

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$15.66	$14.53	7.78%	$15.77	$14.16

NAV	$16.72	$16.13	3.66%	$17.28	$15.94

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	April 30, 2007	October 31, 2006

Financial Institutions	37%	41%

Energy	18	17

Consumer Products	14	13

Real Estate Investment Trusts	10	10

Industrials	9	8

Automotive	4	4

Basic Materials	3	2

Technology	2	2

Building & Development	1	1

Health Care	1	1

Media	1	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Global Energy and Resources Trust (BGR)

Trust Information

Symbol on New York Stock Exchange:	BGR

Initial Offering Date:	December 29, 2004

Closing Market Price as of 4/30/07:	$30.24

Net Asset Value as of 4/30/07:	$32.98

Current Quarterly Distribution per Common Share:[1]	$0.375

Current Annualized Distribution per Common Share:[1]	$1.500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$30.24	$26.73	13.13%	$30.60	$25.30

NAV	$32.98	$29.67	11.16%	$33.23	$27.78

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	63%	64%

Canada	17	20

Bermuda	3	4

Greece	3	—

Australia	2	2

Norway	2	3

United Kingdom	2	2

Brazil	1	1

Cayman Islands	1	—

Denmark	1	1

France	1	1

Hong Kong	1	—

Italy	1	1

Japan	1	—

Netherlands	1	1

Sector	April 30, 2007	October 31, 2006

Oil & Gas	34%	35%

Pipelines	25	25

Coal	13	13

Oil & Gas Services	9	10

Transportation	8	5

Gas	4	4

Mining	4	3

Chemicals	1	2

Commercial Services	1	1

Metal	1	1

Electric	—	1

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Global Equity Income Trust (BFD)

Trust Information

Symbol on New York Stock Exchange:	BFD

Initial Offering Date:	March 30, 2007

Closing Market Price as of 4/30/07:	$20.05

Net Asset Value as of 4/30/07:	$19.67

Current Quarterly Distribution per Common Share:[1]	$0.475

Current Annualized Distribution per Common Share:[1]	$1.900

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	High	Low

Market Price	$20.05	$20.72	$20.00

NAV	$19.67	$19.84	$19.06

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007

United States	49%

United Kingdom	12

Japan	9

Germany	4

Australia	3

Canada	3

France	3

Italy	3

Netherlands	3

Switzerland	3

Sweden	2

Denmark	1

Finland	1

Greece	1

Hong Kong	1

Singapore	1

Spain	1

BlackRock Global Equity Income Trust (BFD) (continued)

Sector[2]	April 30, 2007

Financial Institutions	24%

Energy	15

Consumer Products	11

Health Care	11

Industrials	8

Telecommunications	8

Technology	7

Basic Materials	6

Media	3

Entertainment & Leisure	2

Real Estate	2

Aerospace & Defense	1

Automotive	1

Transportation	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Global Opportunities Equity Trust (BOE)

Trust Information

Symbol on New York Stock Exchange:	BOE

Initial Offering Date:	May 31, 2005

Closing Market Price as of 4/30/07:	$29.10

Net Asset Value as of 4/30/07:	$28.81

Current Quarterly Distribution per Common Share:[1]	$0.56875

Current Annualized Distribution per Common Share:[1]	$2.27500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$29.10	$27.61	5.40%	$29.92	$25.53

NAV	$28.81	$26.72	7.82%	$29.12	$25.87

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	33%	28%

United Kingdom	11	17

Germany	8	6

Netherlands	5	3

Canada	4	3

Hong Kong	4	5

Italy	4	4

Australia	3	4

France	3	2

Japan	3	4

Sweden	3	3

Switzerland	3	4

Brazil	2	1

Finland	2	2

Norway	2	2

Singapore	2	2

China	1	1

Denmark	1	1

Greece	1	—

Israel	1	—

Luxembourg	1	—

Mexico	1	1

Philippines	1	1

Taiwan	1	1

South Africa	—	1

South Korea	—	3

Spain	—	1

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Sector[2]	April 30, 2007	October 31, 2006

Financial Institutions	21%	22%

Consumer Products	19	19

Energy	18	17

Telecommunications	8	7

Technology	7	4

Basic Materials	6	4

Real Estate	6	7

Industrials	5	4

Health Care	4	6

Building & Development	2	4

Aerospace & Defense	1	1

Entertainment & Leisure	1	1

Media	1	1

Transportation	1	1

Automotive	—	1

Containers & Packaging	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Health Sciences Trust (BME)

Trust Information

Symbol on New York Stock Exchange:	BME

Initial Offering Date:	March 31, 2005

Closing Market Price as of 4/30/07:	$27.84

Net Asset Value as of 4/30/07:	$28.42

Current Quarterly Distribution per Common Share:[1]	$0.384375

Current Annualized Distribution per Common Share:[1]	$1.537500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$27.84	$27.32	1.90%	$28.65	$25.34

NAV	$28.42	$27.74	2.45%	$28.72	$26.41

The following charts show the portfolio composition of the Trust’s long-term investments.

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	91%	83%

Switzerland	8	12

France	1	—

Canada	—	2

United Kingdom	—	3

Sector	April 30, 2007	October 31, 2006

Healthcare Products	35%	24%

Pharmaceuticals	32	42

Biotechnology	22	20

Healthcare Services	7	10

Electronics	2	4

Distribution/Wholesale	1	—

Retail	1	—

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock Real Asset Equity Trust (BCF)

Trust Information

Symbol on New York Stock Exchange:	BCF

Initial Offering Date:	September 29, 2006

Closing Market Price as of 4/30/07:	$15.70

Net Asset Value as of 4/30/07:	$17.07

Current Monthly Distribution per Common Share:[1]	$0.0906

Current Annualized Distribution per Common Share:[1]	$1.0872

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$15.70	$15.00	4.67%	$15.90	$14.10

NAV	$17.07	$15.33	11.35%	$17.37	$14.78

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	47%	46%

United Kingdom	14	13

Canada	12	14

Australia	9	8

South Africa	4	4

Brazil	3	4

Netherlands	2	2

Norway	2	2

Bermuda	1	1

China	1	1

France	1	1

Mexico	1	1

New Guinea	1	—

Peru	1	1

Russia	1	—

Switzerland	—	2

Sector	April 30, 2007	October 31, 2006

Mining	41%	41%

Oil & Gas	25	27

Chemicals	8	7

Oil & Gas Services	8	9

Forest Products & Paper	7	7

Coal	4	4

Machinery	3	2

Pipelines	2	2

Iron & Steel	1	—

Metal	1	1

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Trust Information

Symbol on American Stock Exchange:	BQY

Initial Offering Date:	May 28, 2004

Closing Market Price as of 4/30/07:	$18.68

Net Asset Value as of 4/30/07:	$20.40

Current Quarterly Distribution per Common Share:[1]	$0.225

Current Annualized Distribution per Common Share:[1]	$0.900

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$18.68	$16.36	14.18%	$18.99	$16.21

NAV	$20.40	$18.55	9.97%	$20.59	$18.36

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	49%	52%

United Kingdom	10	12

Australia	7	6

Sweden	6	4

Canada	5	5

France	5	5

Japan	5	6

Italy	3	1

Germany	2	2

Hong Kong	2	2

Netherlands	2	2

Austria	1	1

Denmark	1	1

Finland	1	—

Spain	1	1

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

Sector[2]	April 30, 2007	October 31, 2006

Financial Institutions	26%	27%

Energy	15	15

Consumer Products	11	11

Technology	9	11

Real Estate	8	8

Industrials	7	5

Telecommunications	7	7

Health Care	6	5

Automotive	3	2

Basic Materials	3	3

Aerospace & Defense	1	1

Building & Development	1	2

Business Equipment & Services	1	2

Entertainment & Leisure	1	1

Media	1	—

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

TRUST SUMMARIES (unaudited)
APRIL 30, 2007
BlackRock World Investment Trust (BWC)

Trust Information

Symbol on New York Stock Exchange:	BWC

Initial Offering Date:	October 27, 2005

Closing Market Price as of 4/30/07:	$17.39

Net Asset Value as of 4/30/07:	$17.33

Current Monthly Distribution per Share:[1]	$0.11375

Current Annualized Distribution per Share:[1]	$1.36500

[1]

The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the Trust’s market price and NAV:

	4/30/07	10/31/06	Change	High	Low

Market Price	$17.39	$16.59	4.82%	$18.33	$15.98

NAV	$17.33	$16.35	5.99%	$17.52	$15.84

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	April 30, 2007	October 31, 2006

United States	34%	29%

United Kingdom	8	12

Germany	7	5

Italy	6	5

Netherlands	5	4

Australia	4	4

Canada	4	3

France	4	2

Japan	4	8

Singapore	3	3

Sweden	3	4

Switzerland	3	5

Brazil	2	1

Hong Kong	2	4

Norway	2	1

China	1	2

Denmark	1	1

Finland	1	2

Greece	1	1

Israel	1	—

Luxembourg	1	—

Mexico	1	1

Philippines	1	1

Taiwan	1	1

Spain	—	1

BlackRock World Investment Trust (BWC) (continued)

Sector[2]	April 30, 2007	October 31, 2006

Financial Institutions	22%	23%

Energy	18	17

Consumer Products	17	18

Telecommunications	8	8

Basic Materials	6	4

Industrials	6	4

Technology	6	4

Health Care	5	6

Real Estate	5	6

Building & Development	2	3

Transportation	2	2

Aerospace & Defense	1	1

Entertainment & Leisure	1	—

Media	1	1

Automotive	—	2

Containers & Packaging	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Dividend AchieversTM Trust (BDV)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.3%
	Common Stocks—99.3%
	Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$2,302,559

	Automotive—0.8%
142,900	Genuine Parts Co.	7,060,689

	Basic Materials—1.1%
69,300	PPG Industries, Inc.	5,099,094
225,500	RPM Intl., Inc.	4,796,385

	Total Basic Materials	9,895,479

	Consumer Products—13.6%
492,700	Altria Group, Inc.	33,956,884
97,700	Anheuser-Busch Cos., Inc.	4,805,863
481,900	Coca-Cola Co. (The)	25,150,361
108,200	Home Depot, Inc.	4,097,534
186,200	Kimberly-Clark Corp.	13,251,854
340,960	Kraft Foods, Inc.	11,411,931
158,100	La-Z-Boy, Inc.	1,848,189
172,500	McDonald’s Corp.	8,328,300
72,000	Procter & Gamble Co.	4,630,320
48,300	Stanley Works (The)	2,814,924
154,000	Universal Corp.	9,652,720
29,000	VF Corp.	2,546,490

	Total Consumer Products	122,495,370

	Energy—14.7%
120,000	Atmos Energy Corp.	3,806,400
154,100	Briggs & Stratton Corp.	4,572,147
582,900	Chevron Corp.	45,343,791
357,500	Consolidated Edison, Inc.	18,325,450
160,300	Exxon Mobil Corp.	12,724,614
168,492	Integrys Energy Group, Inc.	9,452,401
93,200	National Fuel Gas Co.	4,381,332
199,700	Pinnacle West Capital Corp.	9,643,513
339,300	Progress Energy, Inc.	17,151,615
168,600	Vectren Corp.	4,901,202
67,600	WGL Holdings, Inc.	2,287,584

	Total Energy	132,590,049

	Financial Institutions—39.7%
75,000	Allstate Corp. (The)	4,674,000
135,600	Arthur J. Gallagher & Co.	3,791,376
803,600	Bank of America Corp.	40,903,240
429,600	BB&T Corp.	17,879,952
766,300	Citigroup, Inc.	41,089,006
281,400	Comerica, Inc.	17,421,474
346,000	Fifth Third Bancorp	14,044,140
151,400	First Commonwealth Financial Corp.	1,685,082
52,600	FirstMerit Corp.	1,098,288
123,500	FNB Corp.	2,072,330
41,200	Franklin Resources, Inc.	5,409,972
272,400	Freddie Mac	17,646,072
561,100	KeyCorp	20,020,048
99,500	Lincoln National Corp.	7,079,425
82,800	Mercury General Corp.	4,483,620
783,800	National City Corp.	28,647,890
104,200	SunTrust Banks, Inc.	8,796,564
138,000	T. Rowe Price Group, Inc.	6,855,840
992,100	U.S. Bancorp	34,078,635
102,642	Valley National Bancorp	2,604,028

Shares		Description	Value

		Financial Institutions—(cont’d)
92,000		Washington Federal, Inc.	$2,181,320
863,700		Washington Mutual, Inc.	36,258,126
1,064,000		Wells Fargo & Co.	38,186,960

		Total Financial Institutions	356,907,388

		Health Care—11.3%
174,100		Abbott Laboratories	9,857,542
315,400		Eli Lilly & Co.	18,649,602
257,500		Johnson & Johnson	16,536,650
308,200		Merck & Co., Inc.	15,853,808
1,529,500		Pfizer, Inc.	40,470,570

		Total Health Care	101,368,172

		Industrials—6.5%
77,100		3M Co.	6,381,567
33,300		Caterpillar, Inc.	2,418,246
99,000		Emerson Electric Co.	4,652,010
1,122,500		General Electric Co.	41,375,350
207,200		ServiceMaster Co. (The)	3,188,808

		Total Industrials	58,015,981

		Real Estate Investment Trust—4.3%
69,100		General Growth Properties, Inc.	4,412,035
184,400		Health Care Property Investors, Inc.	6,525,916
55,000		Healthcare Realty Trust, Inc.	1,873,300
97,000		Home Properties, Inc.	5,402,900
94,000		Lexington Realty Trust	1,963,660
102,000		Liberty Property Trust	4,935,780
89,200		National Retail Properties, Inc.	2,136,340
85,900		Realty Income Corp.	2,396,610
58,300		Sun Communities, Inc.	1,735,008
167,400		United Dominion Realty Trust, Inc.	5,028,696
57,800		Universal Health Realty Income Trust	2,035,716

		Total Real Estate Investment Trust	38,445,961

		Technology—2.0%
50,100		Intl. Business Machines Corp.	5,120,721
118,125		Linear Technology Corp.	4,420,238
184,000		Pitney Bowes, Inc.	8,832,000

		Total Technology	18,372,959

		Telecommunications—5.0%
1,162,300		AT&T, Inc.	45,004,256

		Total Common Stocks (cost $742,739,264)	892,458,863

		MONEY MARKET FUND—0.6%
5,008,940	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.97% (cost $5,008,940)	5,008,940

		Total Investments—99.9% (cost $747,748,2042)	$897,467,803
		Other assets in excess of liabilities—0.1%	1,190,030

		Net Assets—100.0%	$898,657,833

[1]	Represents current yield as of April 30, 2007.
[2]

Cost for federal income tax purposes is $746,805,111. The net unrealized appreciation on a tax basis is $150,662,692, consisting of $158,710,937 gross unrealized appreciation and $8,048,245 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.4%
		Common Stocks—94.4%
		Aerospace & Defense—0.3%
39,000		United Technologies Corp.	$2,618,070

		Automotive—0.4%
84,300		Genuine Parts Co.	4,165,263

		Basic Materials—1.2%
88,600		PPG Industries, Inc.	6,519,188
274,500		RPM Intl., Inc.	5,838,615

		Total Basic Materials	12,357,803

		Consumer Products—12.6%
583,000		Altria Group, Inc.	40,180,360
105,000		Anheuser-Busch Cos., Inc.	5,164,950
662,400	[1]	Coca-Cola Co. (The)	34,570,656
129,100		Home Depot, Inc.	4,889,017
152,500		Kimberly-Clark Corp.	10,853,425
234,359		Kraft Foods, Inc.	7,843,996
154,300		La-Z-Boy, Inc.	1,803,767
200,800		McDonald’s Corp.	9,694,624
86,100		Procter & Gamble Co.	5,537,091
50,800		Stanley Works (The)	2,960,624
90,900		Universal Corp.	5,697,612
34,600		VF Corp.	3,038,226

		Total Consumer Products	132,234,348

		Energy—11.0%
188,000	[1]	Atmos Energy Corp.	5,963,360
132,800	[1]	Black Hills Corp.	5,286,768
410,200	[1]	Chevron Corp.	31,909,458
420,400		Consolidated Edison, Inc.	21,549,704
153,100		Exxon Mobil Corp.	12,153,078
192,340		Integrys Energy Group, Inc.	10,790,274
76,500		National Fuel Gas Co.	3,596,265
84,100		Otter Tail Corp.	2,876,220
117,000		Pinnacle West Capital Corp.	5,649,930
225,600		Progress Energy, Inc.	11,404,080
143,300		Vectren Corp.	4,165,731

		Total Energy	115,344,868

		Financial Institutions—40.0%
41,600	[1]	Allstate Corp. (The)	2,592,512
182,700		Arthur J. Gallagher & Co.	5,108,292
206,800		BancorpSouth, Inc.	5,081,076
972,800	[1]	Bank of America Corp.	49,515,520
429,400	[1]	BB&T Corp.	17,871,628
91,300	[1]	Chemical Financial Corp.	2,440,449
944,682		Citigroup, Inc.	50,653,849
287,700		Comerica, Inc.	17,811,507
620,600		Fifth Third Bancorp	25,190,154
207,200		First Commonwealth Financial Corp.	2,306,136
174,800		FirstMerit Corp.	3,649,824
149,700		FNB Corp.	2,511,966
42,700		Franklin Resources, Inc.	5,606,937
325,100		Freddie Mac	21,059,978
293,701		Fulton Financial Corp.	4,323,279
194,300		KeyCorp	6,932,624
151,600		Lincoln National Corp.	10,786,340
95,500		Mercury General Corp.	5,171,325
657,300		National City Corp.	24,024,315

Shares		Description	Value

		Financial Institutions—(cont’d)
129,600		Old Republic Intl. Corp.	$2,756,592
124,300		SunTrust Banks, Inc.	10,493,406
138,900		T. Rowe Price Group, Inc.	6,900,552
1,183,900		U.S. Bancorp	40,666,965
230,350		Washington Federal, Inc.	5,461,598
1,072,300		Washington Mutual, Inc.	45,015,154
1,283,162		Wells Fargo & Co.	46,052,684

		Total Financial Institutions	419,984,662

		Health Care—11.3%
92,000	[1]	Abbott Laboratories	5,209,040
574,500		Eli Lilly & Co.	33,970,185
212,600		Johnson & Johnson	13,653,172
355,300		Merck & Co., Inc.	18,276,632
1,813,300	[1]	Pfizer, Inc.	47,979,918

		Total Health Care	119,088,947

		Industrials—6.6%
82,400		3M Co.	6,820,248
39,800		Caterpillar, Inc.	2,890,276
117,100		Emerson Electric Co.	5,502,529
1,339,200		General Electric Co.	49,362,912
333,900		ServiceMaster Co. (The)	5,138,721

		Total Industrials	69,714,686

		Real Estate Investment Trust—4.2%
53,000		Colonial Properties Trust	2,629,330
142,800		Duke Realty Corp.	6,156,108
76,500		General Growth Properties, Inc.	4,884,525
161,300		Health Care Property Investors, Inc.	5,708,407
117,400		Healthcare Realty Trust, Inc.	3,998,644
54,000		Home Properties, Inc.	3,007,800
71,700		Kimco Realty Corp.	3,446,619
144,700		Lexington Realty Trust	3,022,783
53,200		Liberty Property Trust	2,574,348
120,500		National Retail Properties, Inc.	2,885,975
83,200		Sun Communities, Inc.	2,476,032
102,400		United Dominion Realty Trust, Inc.	3,076,096

		Total Real Estate Investment Trust	43,866,667

		Technology—2.2%
53,100		Intl. Business Machines Corp.	5,427,351
162,000		Linear Technology Corp.	6,062,040
244,600		Pitney Bowes, Inc.	11,740,800

		Total Technology	23,230,191

		Telecommunications—4.6%
1,255,300	[1]	AT&T, Inc.	48,605,216

		Total Common Stocks (cost $946,392,652)	991,210,721

		SHORT-TERM INVESTMENTS—7.4%
		Money Market Fund—3.1%
32,961,170	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.97%	32,961,170

See Notes to Financial Statements.

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

(Percentages shown are based on Net Assets)

Principal Amount	Description	Value

	U.S. Government and Agency Discount Notes—4.3%
$44,700,000 [3]	Federal Home Loan Bank Disc. Notes, 5.06%, 5/01/07	$44,700,000

	Total Short-Term Investments (cost $77,661,170)	77,661,170

	Total Investments before outstanding options written (cost $1,024,053,8224)	1,068,871,891

Contracts

	OUTSTANDING OPTIONS WRITTEN—(1.1)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(45,000)	3M Co., strike price $79, expires 06/15/07	(199,511)
(505)	Abbott Laboratories, strike price $55, expires 05/21/07	(108,575)
(230)	Allstate Corp. (The), strike price $62.50, expires 05/21/07	(14,950)
(245,100)	Altria Group, Inc., strike price $70.45, expires 06/29/07	(282,240)
(50,000)	Altria Group, Inc., strike price $87.25, expires 05/30/07	(254,910)
(20,000)	Altria Group, Inc., strike price $89, expires 05/18/07	(67,878)
(32,000)	Anheuser-Busch Cos, Inc., strike price $52.75, expires 06/29/07	(5,705)
(55,000)	Arthur J. Gallagher & Co., strike price $28.70, expires 05/18/07	(5,817)
(460)	Arthur J. Gallagher & Co., strike price $30, expires 07/23/07	(13,800)
(120,000)	AT&T, Inc., strike price $37.50, expires 05/18/07	(179,005)
(394,000)	AT&T, Inc., strike price $40, expires 06/05/07	(179,865)
(157,000)	AT&T, Inc., strike price $40, expires 06/15/07	(79,966)
(200)	AT&T, Inc., strike price $40, expires 07/23/07	(18,000)
(103,000)	Atmos Energy Corp., strike price $31.40, expires 05/30/07	(92,906)
(400)	BancorpSouth, Inc., strike price $25, expires 05/21/07	(14,000)
(340)	BancorpSouth, Inc., strike price $25.50, expires 07/17/07	(21,151)
(3,100)	Bank of America Corp., strike price $52.50, expires 05/21/07	(46,500)
(100,000)	Bank of America Corp., strike price $53.50, expires 06/15/07	(14,158)
(100,000)	Bank of America Corp., strike price $53.50, expires 07/30/07	(49,000)
(26,000)	Bank of America Corp., strike price $54, expires 05/18/07	(1,326)
(100,000)	BB&T Corp., strike price $42.95, expires 06/15/07	(46,834)
(500)	BB&T Corp., strike price $43, expires 06/08/07	(19,267)
(44,000)	BB&T Corp., strike price $43, expires 06/29/07	(25,604)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Black Hills Corp., strike price $37.50, expires 05/31/07	$(65,512)
(300)	Black Hills Corp., strike price $38.75, expires 05/07/07	(35,105)
(180)	Black Hills Corp., strike price $40, expires 05/21/07	(12,600)
(220)	Caterpillar, Inc., strike price $70, expires 05/21/07	(79,200)
(86,000)	Chevron Corp., strike price $73, expires 05/18/07	(425,922)
(300)	Citigroup, Inc., strike price $52.50, expires 06/18/07	(69,000)
(550)	Citigroup, Inc., strike price $55, expires 06/18/07	(30,250)
(280,000)	Citigroup, Inc., strike price $55, expires 06/29/07	(266,000)
(1,550)	Citigroup, Inc., strike price $55, expires 07/06/07	(109,862)
(70,000)	Coca-Cola Co. (The), strike price $48.20, expires 05/18/07	(283,819)
(120,000)	Coca-Cola Co. (The), strike price $48.20, expires 05/30/07	(491,768)
(174,000)	Coca-Cola Co. (The), strike price $52.10, expires 06/29/07	(198,685)
(14,000)	Colonial Properties Trust, strike price $47.92, expires 06/15/07	(32,707)
(15,000)	Colonial Properties Trust, strike price $49.15, expires 06/22/07	(25,285)
(500)	Comerica, Inc., strike price $60, expires 07/23/07	(175,000)
(108,000)	Comerica, Inc., strike price $64, expires 06/29/07	(88,707)
(21,000)	Consolidated Edison, Inc., strike price $48.80, expires 06/15/07	(55,651)
(139,000)	Consolidated Edison, Inc., strike price $49.50, expires 05/07/07	(245,356)
(71,000)	Consolidated Edison, Inc., strike price $52, expires 07/20/07	(58,420)
(79,000)	Duke Realty Corp., strike price $43.75, expires 06/15/07	(66,789)
(700)	Eli Lilly & Co., strike price $60, expires 07/23/07	(91,000)
(245,500)	Eli Lilly & Co., strike price $60.60, expires 06/29/07	(208,530)
(650)	Emerson Electric Co., strike price $45, expires 06/18/07	(178,750)
(700)	Exxon Mobil Corp., strike price $80, expires 07/23/07	(185,500)
(350)	Fifth Third Bancorp, strike price $40, expires 05/21/07	(40,250)
(158,000)	Fifth Third Bancorp, strike price $40.51, expires 07/20/07	(222,627)
(35,000)	Fifth Third Bancorp, strike price $40.90, expires 06/22/07	(33,444)
(114,000)	Fifth Third Bancorp, strike price $40.90, expires 06/29/07	(117,151)

See Notes to Financial Statements.

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(41,000)	FNB Corp., strike price $18.25, expires 05/18/07	$(592)
(250)	Franklin Resources, Inc., strike price $135, expires 06/18/07	(82,500)
(20,000)	Freddie Mac, strike price $65.75, expires 06/15/07	(27,729)
(1,590)	Freddie Mac, strike price $66.13, expires 06/29/07	(238,678)
(88,000)	General Electric Co., strike price $35.85, expires 06/15/07	(126,587)
(105,000)	General Electric Co., strike price $36.40, expires 05/11/07	(67,450)
(50,000)	General Electric Co., strike price $36.90, expires 06/15/07	(40,013)
(100,000)	General Electric Co., strike price $37, expires 05/07/07	(15,174)
(167,500)	General Electric Co., strike price $37.50, expires 07/20/07	(146,785)
(176,000)	General Electric Co., strike price $37.50, expires 07/31/07	(162,800)
(500)	General Electric Co., strike price $37.50, expires 09/24/07	(64,500)
(420)	General Growth Properties, Inc., strike price $65, expires 05/21/07	(52,500)
(460)	Genuine Parts Co., strike price $50, expires 05/21/07	(27,600)
(32,000)	Healthcare Realty Trust, Inc., strike price $33.12, expires 05/25/07	(54,577)
(32,000)	Healthcare Realty Trust, Inc., strike price $35.16, expires 06/13/07	(36,013)
(710)	Home Depot, Inc., strike price $42.50, expires 05/21/07	(3,550)
(23,800)	Home Properties, Inc., strike price $55.55, expires 06/15/07	(40,436)
(50)	Home Properties, Inc., strike price $60, expires 07/23/07	(3,500)
(106,000)	Integrys Energy Group, Inc., strike price $57.37, expires 07/12/07	(92,220)
(300)	Intl. Business Machines Corp., strike price $97, expires 05/25/07	(169,542)
(265)	Johnson & Johnson, strike price $65, expires 07/23/07	(35,775)
(900)	Johnson & Johnson, strike price $65.50, expires 06/29/07	(81,503)
(58,000)	KeyCorp, strike price $37.75, expires 05/30/07	(4,814)
(83,900)	Kimberly-Clark Corp., strike price $71.95, expires 06/29/07	(113,461)
(350)	Kimco Realty Corp., strike price $50, expires 05/21/07	(14,000)
(50)	Kimco Realty Corp., strike price $50, expires 07/23/07	(6,500)
(185,000)	Kraft Foods, Inc., strike price $33.63, expires 06/29/07	(182,780)
(20,000)	La-Z-Boy, Inc., strike price $14.15, expires 05/30/07	(365)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(200)	La-Z-Boy, Inc., strike price $15, expires 07/23/07	$(2,000)
(25,000)	Lexington Realty Trust, strike price $21.50, expires 05/18/07	(2,583)
(25,000)	Lexington Realty Trust, strike price $22, expires 06/15/07	(3,443)
(290)	Liberty Property Trust, strike price $50, expires 06/18/07	(23,200)
(255)	Lincoln National Corp., strike price $68, expires 05/30/07	(107,662)
(580)	Lincoln National Corp., strike price $70, expires 07/23/07	(243,600)
(12)	Linear Technology Corp., strike price $32.50, expires 05/21/07	(6,240)
(250)	Linear Technology Corp., strike price $35, expires 05/21/07	(67,500)
(630)	Linear Technology Corp., strike price $40, expires 06/18/07	(34,650)
(24,000)	McDonald’s Corp., strike price $46, expires 05/18/07	(59,485)
(530)	McDonald’s Corp., strike price $47.50, expires 06/18/07	(111,300)
(330)	McDonald’s Corp., strike price $50, expires 06/18/07	(23,100)
(100,000)	Merck & Co., Inc., strike price $44.75, expires 05/18/07	(674,297)
(132)	Merck & Co., Inc., strike price $50, expires 05/21/07	(25,080)
(82,000)	Merck & Co., Inc., strike price $53.02, expires 06/29/07	(87,429)
(525)	Mercury General Corp., strike price $55, expires 06/18/07	(57,750)
(1,320)	National City Corp., strike price $37.50, expires 06/05/07	(75,604)
(1,135)	National City Corp., strike price $38.50, expires 07/06/07	(65,276)
(116,000)	National City Corp., strike price $38.87, expires 07/20/07	(68,600)
(42,000)	National Fuel Gas Co., strike price $42.50, expires 05/08/07	(190,584)
(38,000)	National Retail Properties, Inc., strike price $24.35, expires 06/15/07	(16,897)
(28,000)	National Retail Properties, Inc., strike price $24.55, expires 05/04/07	(622)
(24,000)	Old Republic Intl. Corp., strike price $22.50, expires 06/15/07	(2,519)
(23,000)	Old Republic Intl. Corp., strike price $23.33, expires 05/18/07	(65)
(300)	Otter Tail Corp., strike price $35, expires 05/21/07	(34,500)
(149)	Otter Tail Corp., strike price $35, expires 07/23/07	(26,820)
(175,000)	Pfizer, Inc., strike price $26.16, expires 06/15/07	(156,249)
(175,000)	Pfizer, Inc., strike price $26.50, expires 06/29/07	(143,850)

See Notes to Financial Statements.

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(1,500)	Pfizer, Inc., strike price $27.50, expires 06/18/07	$(30,000)
(1,500)	Pfizer, Inc., strike price $28, expires 07/06/07	(38,952)
(9,300)	Pinnacle West Capital Corp., strike price $47.84, expires 05/10/07	(7,392)
(550)	Pinnacle West Capital Corp., strike price $50, expires 07/23/07	(52,250)
(20,000)	Pitney Bowes, Inc., strike price $48, expires 06/15/07	(20,915)
(20,300)	Pitney Bowes, Inc., strike price $48.67, expires 05/04/07	(1,411)
(740)	Pitney Bowes, Inc., strike price $49, expires 07/06/07	(63,282)
(200)	Pitney Bowes, Inc., strike price $50, expires 07/20/07	(17,000)
(265)	PPG Industries, Inc., strike price $70, expires 05/21/07	(108,650)
(22,000)	PPG Industries, Inc., strike price $71, expires 06/15/07	(79,782)
(475)	Procter & Gamble Co., strike price $65, expires 07/23/07	(87,875)
(60,000)	Progress Energy, Inc., strike price $50.25, expires 05/11/07	(37,769)
(660)	RPM Intl., Inc., strike price $22.50, expires 05/21/07	(6,600)
(684)	SunTrust Banks, Inc., strike price $87.50, expires 05/04/07	(1,594)
(40,000)	T. Rowe Price Group, Inc., strike price $51.89, expires 07/20/07	(47,459)
(36,000)	T. Rowe Price Group, Inc., strike price $52.29, expires 06/15/07	(20,968)
(325,000)	U.S. Bancorp, strike price $36.75, expires 05/18/07	(1,004)
(19,000)	United Dominion Realty Trust, Inc., strike price $30.80, expires 06/22/07	(11,581)
(375)	United Dominion Realty Trust, Inc., strike price $31.50, expires 05/15/07	(2,856)
(220)	United Technologies Corp., strike price $70, expires 05/21/07	(3,300)
(500)	Universal Corp., strike price $65, expires 06/18/07	(65,000)
(40,000)	Vectren Corp., strike price $28.63, expires 05/18/07	(23,602)
(38,800)	Vectren Corp., strike price $30.05, expires 06/29/07	(8,950)
(19,000)	VF Corp., strike price $82.50, expires 05/18/07	(108,848)
(47,000)	Washington Federal, Inc., strike price $23.50, expires 06/15/07	(37,301)
(48,000)	Washington Federal, Inc., strike price $23.63, expires 05/18/07	(21,389)
(32,000)	Washington Federal, Inc., strike price $24.31, expires 06/15/07	(13,688)
(1,000)	Washington Mutual, Inc., strike price $42.50, expires 07/23/07	(175,000)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(134,000)	Washington Mutual, Inc., strike price $44.30, expires 06/29/07	$(60,323)
(43,000)	Washington Mutual, Inc., strike price $44.50, expires 07/20/07	(24,411)
(145,000)	Washington Mutual, Inc., strike price $45.05, expires 05/18/07	(4,869)
(199,000)	Wells Fargo & Co., strike price $35.10, expires 05/18/07	(200,570)
(306,000)	Wells Fargo & Co., strike price $36.44, expires 06/22/07	(209,674)
(201,000)	Wells Fargo & Co., strike price $36.82, expires 07/20/07	(154,770)

	Total Outstanding Call Options Written (premium received $(9,873,080))	(11,585,742)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(1,000)	Chevron Corp., strike price $75, expires 05/21/07	(45,000)
(700)	Chevron Corp., strike price $76, expires 05/15/07	(34,735)
(100,000)	Chevron Corp., strike price $77, expires 05/15/07	(83,176)
(1,350)	Progress Energy, Inc., strike price $50, expires 05/21/07	(40,500)
(300)	Stanley Works (The), strike price $60, expires 05/21/07	(42,000)

	Total Outstanding Put Options Written (premium received $(361,702))	(245,411)

	Total Outstanding Options Written (premium received $(10,234,782))	(11,831,153)

	Total Investments net of outstanding options written—100.7%	$1,057,040,738
	Liabilities in excess of other assets—(0.7)%	(7,502,147)

	Net Assets—100.0%	$1,049,538,591

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Represents current yield as of April 30, 2007.
[3]	Rate shown is the yield to maturity as of the date of purchase.
[4]

Cost for federal income tax purposes is $1,042,633,867. The net unrealized appreciation on a tax basis is $26,238,024, consisting of $36,757,724 gross unrealized appreciation and $10,519,700 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Strategic Dividend AchieversTM Trust (BDT)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—97.8%
	Common Stocks—97.8%
	Automotive—3.9%
207,000	Genuine Parts Co.	$10,227,870
97,200	Harsco Corp.	4,957,200
95,000	Superior Industries Intl., Inc.	2,170,750

	Total Automotive	17,355,820

	Basic Materials—2.7%
256,700	RPM Intl., Inc.	5,460,009
155,300	Sonoco Products Co.	6,621,992

	Total Basic Materials	12,082,001

	Building & Development—0.7%
111,500	ABM Industries, Inc.	3,137,610

	Consumer Products—14.3%
152,000	Avery Dennison Corp.	9,454,400
162,600	La-Z-Boy, Inc.	1,900,794
82,000	Lancaster Colony Corp.	3,462,860
82,300	Meridian Bioscience, Inc.	2,446,779
76,800	Polaris Industries, Inc.	3,880,704
167,450	Sherwin-Williams Co. (The)	10,678,287
164,100	Stanley Works (The)	9,563,748
146,900	SUPERVALU, Inc.	6,742,710
65,900	Universal Corp.	4,130,612
137,000	VF Corp.	12,029,970

	Total Consumer Products	64,290,864

	Energy—17.4%
50,400	American States Water Co.	1,796,256
174,200	Atmos Energy Corp.	5,525,624
59,600	Black Hills Corp.	2,372,676
66,000	California Water Service Group	2,565,420
195,400	Consolidated Edison, Inc.	10,016,204
168,912	Integrys Energy Group, Inc.	9,475,963
217,200	MDU Resources Group, Inc.	6,581,160
85,200	MGE Energy, Inc.	3,077,424
146,400	National Fuel Gas Co.	6,882,264
47,000	New Jersey Resources Corp.	2,523,900
99,500	Otter Tail Corp.	3,402,900
166,500	Peidmont Natural Gas Co.	4,393,935
106,700	Pinnacle West Capital Corp.	5,152,543
151,200	UGI Corp.	4,288,032
182,200	Vectren Corp.	5,296,554
149,000	WGL Holdings, Inc.	5,042,160

	Total Energy	78,393,015

	Financial Institutions—35.9%
73,900	Alfa Corp.	1,325,766
115,500	Arthur J. Gallagher & Co.	3,229,380
249,515	Associated Banc-Corp	8,079,296
138,300	Astoria Financial Corp.	3,673,248
180,473	BancorpSouth, Inc.	4,434,221
64,500	Bank of Hawaii Corp.	3,412,050
55,679	Chemical Financial Corp.	1,488,300
190,842	Cincinnati Financial Corp.	8,633,692
30,766	Citizens Banking Corp.	615,628
151,100	Comerica, Inc.	9,354,601
101,200	Commerce Group, Inc.	3,300,132
105,000	Community Bank System, Inc.	2,152,500

Shares		Description	Value

		Financial Institutions—(cont’d)
158,400		Compass Bancshares, Inc.	$10,799,712
41,940		Erie Indemnity Co., Class A	2,203,947
222,328		Fidelity National Financial, Inc.	5,667,141
84,400		First Charter Corp.	1,851,736
186,000		First Commonwealth Financial Corp.	2,070,180
61,000		First Financial Holdings, Inc.	2,066,070
174,400		FirstMerit Corp.	3,641,472
140,000		FNB Corp.	2,349,200
244,125		Fulton Financial Corp.	3,593,520
100,900		Harleysville Group, Inc.	3,081,486
43,348		Harleysville National Corp.	731,714
73,600		Mercury General Corp.	3,985,440
204,045		Old National Bancorp	3,648,324
378,625		Old Republic Intl. Corp.	8,053,354
38,805		Park National Corp.	3,444,720
508,725	[1]	People’s United Financial, Inc.	10,128,715
295,000		Popular, Inc.	4,958,950
236,907		Regions Financial Corp.	8,313,066
59,800		S&T Bancorp, Inc.	1,947,088
142,800		Sky Financial Group, Inc.	3,891,300
96,600		Sterling Bancorp	1,672,146
78,900		Susquehanna Bancshares, Inc.	1,757,892
150,000		TCF Financial Corp.	4,062,000
98,400		United Bankshares, Inc.	3,296,400
175,130		Valley National Bancorp	4,443,048
161,810		Washington Federal, Inc.	3,836,515
68,400		WesBanco, Inc.	2,006,172
112,200		Wilmington Trust Corp.	4,539,612

		Total Financial Institutions	161,739,734

		Health Care—1.1%
80,000		Hillenbrand Industries, Inc.	4,892,000

		Industrials—9.3%
46,300		Bandag, Inc.	2,335,372
146,500		Bemis Co., Inc.	4,866,730
320,000		Leggett & Platt, Inc.	7,526,400
162,000		LSI Industries, Inc.	2,553,120
74,600		McGrath RentCorp	2,249,190
312,000		ServiceMaster Co. (The)	4,801,680
97,600		Vulcan Materials Co.	12,070,192
67,400		W.W. Grainger, Inc.	5,568,588

		Total Industrials	41,971,272

		Media—0.9%
169,800		New York Times Co. (The)	3,973,320

		Real Estate Investment Trust—9.5%
67,000		Colonial Properties Trust	3,323,870
91,000		Duke Realty Corp.	3,923,010
44,400		EastGroup Properties, Inc.	2,224,884
97,300		Health Care Property Investors, Inc.	3,443,447
63,600		Healthcare Realty Trust, Inc.	2,166,216
132,000		Lexington Realty Trust	2,757,480
71,500		Liberty Property Trust	3,459,885
148,200		National Retail Properties, Inc.	3,549,390
122,700		Realty Income Corp.	3,423,330
86,500		Sun Communities, Inc.	2,574,240
70,300		United Dominion Realty Trust, Inc.	2,111,812

See Notes to Financial Statements.

BlackRock Strategic Dividend AchieversTM Trust (BDT) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		Real Estate Investment Trust—(cont’d)
89,200		Universal Health Realty Income Trust	$3,141,624
70,500		Washington Real Estate Investment Trust	2,669,130
81,150		Weingarten Realty Investors	3,883,839

		Total Real Estate Investment Trust	42,652,157

		Technology—2.1%
197,700		Pitney Bowes, Inc.	9,489,600

		Total Common Stocks (cost $361,458,690)	439,977,393

		MONEY MARKET FUND—2.2%
9,860,577	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.97% (cost $9,860,577)	9,860,577

		Total Investments—100.0% (cost $371,319,2673)	$449,837,970
		Other assets in excess of liabilities—0.0%	97,638

		Net Assets—100.0%	$449,935,608

[1]	Security is fair valued.
[2]	Represents current yield as of April 30, 2007.
[3]

Cost for federal income tax purposes is $370,478,957. The net unrealized appreciation on a tax basis is $79,359,013, consisting of $89,083,233 gross unrealized appreciation and $9,724,220 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Global Energy and Resources Trust (BGR)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—95.5%
		Common Stocks—95.5%
		Chemicals—0.8%
41,100		Potash Corp. of Saskatchewan	$7,378,272

		Coal—12.6%
507,200	[1]	Arch Coal, Inc.	18,294,704
537,200	[1]	Consol Energy, Inc.	22,492,564
486,800		Massey Energy Co.	13,109,524
710,370		Natural Resources Partners LP	25,544,905
466,600		Peabody Energy Corp.	22,387,468
104,600		Penn Virginia GP Holdings LP	3,108,712
644,700	[1]	Penn Virginia Resource Partners LP	18,696,300

		Total Coal	123,634,177

		Commercial Services—0.7%
1,236,200		Eveready Income Fund	6,404,316

		Electric—0.5%
52,800		Dominion Resources, Inc.	4,815,360

		Gas—3.5%
210,000	[1]	Atmos Energy Corp.	6,661,200
613,800		Keyera Facilities Income Fund	10,535,084
303,100		NiSource, Inc.	7,453,229
244,600		South Jersey Industries, Inc.	9,605,442

		Total Gas	34,254,955

		Iron & Steel—0.2%
50,000		Tenaris S.A. (ADR)	2,318,000

		Metal—0.5%
19,000		Vallourec	5,174,628

		Mining—3.5%
207,100	[1]	BHP Billiton Ltd. (ADR)	10,114,764
55,000		Cameco Corp.	2,564,100
39,336		Goldcorp, Inc.	957,438
368,800	[2]	NovaGold Resources, Inc.	5,236,960
40,880		Rio Tinto Plc	2,484,070
7,300		Rio Tinto Plc (ADR)	1,781,200
146,700	[2]	Silver Wheaton Corp.	1,631,304
44,800		Teck Cominco Ltd., Class B	3,394,209
470,700		Zinifex Ltd.	6,428,791

		Total Mining	34,592,836

		Oil & Gas—32.5%
32,300		Apache Corp.	2,341,750
364,000		ARC Energy Trust	7,156,032
535,600		Baytex Energy Trust	10,133,886
730,273		BG Group Plc	10,523,220
86,600	[2]	Bill Barrett Corp.	3,195,540
108,000		Bonavista Energy Trust	3,040,814
143,500	[1]	Canadian Natural Resources Ltd.	8,554,035
296,900		Chesapeake Energy Corp.	10,020,375
309,800	[2]	Compton Petroleum Corp.	3,310,413
44,800		Devon Energy Corp.	3,264,576
76,000	[1]	Diamond Offshore Drilling, Inc.	6,505,600
68,100		EnCana Corp.	3,571,845
124,400		Enerplus Resources Fund	5,406,844
124,800		ENSCO Intl., Inc.	7,036,224
309,700		EOG Resources, Inc.	22,744,368
65,000	[2]	Exploration Co. of Delaware, Inc. (The)	674,050
215,417	[2]	Fairquest Energy Ltd.	640,487

Shares		Description	Value

		Oil & Gas—(cont’d)
318,300		Focus Energy Trust	$5,405,852
205,500	[2]	Forest Oil Corp.	7,241,820
116,100		GlobalSantaFe Corp.	7,422,273
412,100		Helmerich & Payne, Inc.	13,306,709
111,700		Hess Corp.	6,338,975
124,400		Husky Energy, Inc.	9,487,756
93,100		Marathon Oil Corp.	9,454,305
186,100	[2]	Newfield Exploration Co.	8,141,875
130,400		Noble Corp.	10,980,984
179,300		Noble Energy, Inc.	10,544,633
260,100		Norsk Hydro ASA	8,965,205
18,700		Penn West Energy Trust	559,197
131,900		Petroleo Brasileiro S.A. (ADR)	13,352,237
51,800	[2]	Plains Exploration & Production Co.	2,434,082
203,600		Precision Drilling Trust	4,900,652
98,200	[2]	Pride Intl., Inc.	3,221,942
224,700		Progress Energy Trust	2,818,113
102,100	[2]	Quicksilver Resources, Inc.	4,273,906
115,000		Range Resources Corp.	4,203,250
257,600	[2]	SeaDrill Ltd.	4,184,130
50,000	[2]	Southwestern Energy Co.	2,100,000
353,400	[2]	Statoil ASA (ADR)	9,919,938
89,100		Suncor Energy, Inc.	7,172,550
227,000		Talisman Energy, Inc.	4,313,000
26,500		Total S.A. (ADR)	1,952,785
252,900		Transocean, Inc.	21,799,980
44,700	[2]	Unit Corp.	2,554,605
37,200		Valero Energy Corp.	2,612,556
399,900		Vermilion Energy Trust	12,160,217
85,800		XTO Energy, Inc.	4,656,366
174,200		Zargon Energy Trust	4,386,783

		Total Oil & Gas	318,986,735

		Oil & Gas Services—8.8%
82,400	[2]	Acergy S.A.	1,762,346
195,000	[2]	Acergy S.A. (ADR)	4,174,950
63,800	[2]	Cameron Intl. Corp.	4,119,566
86,231	[2]	Core Laboratories N.V.	7,840,122
72,000	[2]	FMC Technologies, Inc.	5,103,360
136,500	[2]	Grant Prideco, Inc.	7,035,210
88,700	[2]	Helix Energy Solutions Group, Inc.	3,393,662
181,900	[2]	Hercules Offshore, Inc.	5,717,117
108,058	[2]	National Oilwell Varco, Inc.	9,168,721
355,200		Saipem S.p.A.	11,116,677
199,800	[2]	Savanna Energy Services Corp.	3,915,353
115,100		SBM Offshore N.V.	4,124,143
81,600		Schlumberger Ltd.	6,024,528
252,924	[2]	Weatherford Intl. Ltd.	13,275,981

		Total Oil & Gas Services	86,771,736

		Pipelines—24.2%
451,400		AltaGas Income Trust	10,858,979
262,600	[1]	Boardwalk Pipeline Partners LP	9,608,534
51,387	[1]	Crosstex Energy LP	1,849,932
420,000	[1]	Energy Transfer Partners LP	26,287,800
756,905		Enterprise Products Partners LP	24,561,567
262,200		Equitable Resources, Inc.	13,637,022
181,829	[2]	Kinder Morgan Management LLC	9,662,393

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	Pipelines—(cont’d)
440,400	Magellan Midstream Partners LP	$22,367,916
176,200	NuStar Energy LP	12,184,230
292,600	ONEOK Partners LP	20,759,970
165,500	ONEOK, Inc.	8,011,855
265,500	Pembina Pipeline Income Fund	3,946,977
313,500	Plains All American Pipeline LP	18,493,365
95,100	Questar Corp.	9,237,063
1,125,000	Spectra Energy Income Fund	10,693,531
300,000	Targa Resources Partners LP	9,606,000
204,400	TEPPCO Partners LP	9,310,420
338,000 [1]	Williams Partners LP	16,200,340

	Total Pipelines	237,277,894

	Transportation—7.7%
600	AP Moller - Maersk A/S	6,776,364
800,000	Aries Maritime Transport Ltd.	7,512,000
725,000	Double Hull Tankers, Inc.	11,549,250
172,900	Nordic American Tanker Shipping	6,660,108
600,000 [2]	OceanFreight, Inc.	11,610,000
390,400	Seaspan Corp.	10,962,432
546,000	Ship Finance Intl. Ltd.	16,238,040
123,200	DryShips, Inc.	4,358,816

	Total Transportation	75,667,010

	Total Common Stocks (cost $699,876,950)	937,275,919

	SHORT-TERM INVESTMENTS—4.3%
	Money Market Fund—3.0%
29,820,178 [3]	Fidelity Institutional Money Market Prime Portfolio, 4.97%	29,820,178

Principal
Amount

	U.S. Government and Agency Discount Notes—1.3%
$12,500,000 [4]	Federal Home Loan Bank Disc. Notes, 5.06%, 5/01/07	12,500,000

	Total Short-Term Investments (cost $42,320,178)	42,320,178

	Total Investments before outstanding options written (cost $742,197,1285)	979,596,097

Contracts

	OUTSTANDING OPTIONS WRITTEN—(0.8)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.8)%
(250)	Acergy S.A. (ADR), strike price $21, expires 05/15/07	(19,303)
(250)	Acergy S.A. (ADR), strike price $22.50, expires 05/21/07	(8,750)
(250)	Acergy S.A. (ADR), strike price $22.50, expires 08/20/07	(33,750)
(200)	AP Moller - Maersk A/S, strike price 58 DKK, expires 05/31/07	(109,601)
(250)	Arch Coal, Inc., strike price $35, expires 07/23/07	(82,500)
(25,000)	Arch Coal, Inc., strike price $36, expires 05/18/07	(29,868)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Arch Coal, Inc., strike price $37, expires 05/30/07	$(27,484)
(25,000)	Arch Coal, Inc., strike price $38, expires 06/15/07	(27,531)
(800)	Arch Coal, Inc., strike price $40, expires 07/23/07	(96,000)
(150,000)	BG Group Plc, strike price 7.13 GBP, expires 05/08/07	(61,937)
(10,000)	BG Group Plc, strike price 7.54 GBP, expires 06/12/07	(3,761)
(100)	BG Group Plc, strike price 8 GBP, expires 06/15/07	(48,992)
(250)	BHP Billiton Ltd. (ADR), strike price $45.50, expires 05/31/07	(99,111)
(100)	BHP Billiton Ltd. (ADR), strike price $47.50, expires 05/21/07	(23,500)
(200)	BHP Billiton Ltd. (ADR), strike price $52.50, expires 06/18/07	(18,000)
(300)	Bill Barrett Corp., strike price $40, expires 06/18/07	(24,000)
(10,000)	Cameco Corp., strike price $41, expires 05/18/07	(58,504)
(100)	Cameco Corp., strike price $50, expires 05/21/07	(4,300)
(100)	Cameco Corp., strike price $50, expires 06/18/07	(13,500)
(200)	Cameron Intl. Corp., strike price $60, expires 05/21/07	(126,000)
(200)	Canadian Natural Resources Ltd., strike price $55, expires 06/18/07	(116,000)
(20,000)	Canadian Natural Resources Ltd., strike price $55.50, expires 05/18/07	(89,653)
(200)	Canadian Natural Resources Ltd., strike price $60, expires 06/18/07	(64,200)
(250)	Chesapeake Energy Corp., strike price $32.50, expires 07/23/07	(62,500)
(25,000)	Chesapeake Energy Corp., strike price $32.55, expires 05/18/07	(37,294)
(350)	Chesapeake Energy Corp., strike price $35, expires 07/23/07	(36,750)
(250)	Consol Energy, Inc., strike price $40, expires 07/23/07	(105,000)
(25,000)	Consol Energy, Inc., strike price $40.50, expires 06/15/07	(75,281)
(25,000)	Consol Energy, Inc., strike price $41, expires 05/18/07	(46,722)
(500)	Consol Energy, Inc., strike price $45, expires 07/23/07	(95,000)
(100)	Core Laboratories N.V., strike price $90, expires 05/21/07	(38,000)
(250)	Core Laboratories N.V., strike price $90, expires 06/18/07	(117,500)
(100)	Devon Energy Corp., strike price $75, expires 07/23/07	(30,000)
(250)	Diamond Offshore Drilling, Inc., strike price $88, expires 06/29/07	(74,179)

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(100)	Diamond Offshore Drilling, Inc., strike price $90, expires 06/18/07	$(19,500)
(20,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(110,750)
(325)	Dominion Resources, Inc., strike price $90, expires 05/21/07	(76,375)
(200)	DryShips, Inc., strike price $25, expires 06/18/07	(218,000)
(100)	DryShips, Inc., strike price $30, expires 05/21/07	(58,000)
(10,000)	EnCana Corp., strike price $51, expires 05/18/07	(20,198)
(25,000)	EnCana Corp., strike price $54, expires 06/15/07	(29,791)
(100)	EnCana Corp., strike price $55, expires 07/23/07	(16,500)
(25,000)	ENSCO Intl., Inc., strike price $55, expires 05/18/07	(57,832)
(250)	ENSCO Intl., Inc., strike price $57, expires 06/29/07	(62,500)
(150)	ENSCO Intl., Inc., strike price $60, expires 06/18/07	(24,000)
(150)	EOG Resources, Inc., strike price $75, expires 05/21/07	(20,250)
(250)	EOG Resources, Inc., strike price $75, expires 07/23/07	(100,000)
(25,000)	EOG Resources, Inc., strike price $76, expires 05/18/07	(19,958)
(300)	EOG Resources, Inc., strike price $80, expires 07/23/07	(57,000)
(100)	EOG Resources, Inc., strike price $85, expires 07/23/07	(6,500)
(300)	Exploration Co. of Delaware, Inc. (The), strike price $11.50, expires 05/30/07	(7,003)
(350)	Forest Oil Corp., strike price $35, expires 05/21/07	(38,500)
(250)	Forest Oil Corp., strike price $36, expires 06/29/07	(31,391)
(200)	GlobalSantaFe Corp., strike price $65, expires 05/21/07	(31,000)
(10,000)	Grant Prideco, Inc., strike price $48, expires 05/18/07	(40,315)
(200)	Grant Prideco, Inc., strike price $55, expires 05/21/07	(12,000)
(100)	Grant Prideco, Inc., strike price $55, expires 07/23/07	(23,000)
(100)	Helix Energy Solutions Group, Inc., strike price $35, expires 06/18/07	(44,000)
(150)	Helix Energy Solutions Group, Inc., strike price $40, expires 06/18/07	(19,500)
(100)	Helmerich & Payne, Inc., strike price $30, expires 06/18/07	(33,000)
(40,000)	Helmerich & Payne, Inc., strike price $32, expires 05/30/07	(50,402)
(50,000)	Helmerich & Payne, Inc., strike price $33, expires 05/30/07	(39,490)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Hercules Offshore, Inc., strike price $35, expires 06/18/07	$(11,250)
(100)	Hess Corp., strike price $55, expires 05/21/07	(32,000)
(125)	Hess Corp., strike price $57.50, expires 05/30/07	(19,046)
(20,000)	Hess Corp., strike price $58.75, expires 06/15/07	(31,425)
(100)	Husky Energy, Inc., strike price 82 CAD, expires 05/21/07	(32,661)
(300)	Husky Energy, Inc., strike price 84 CAD, expires 07/23/07	(118,930)
(125)	Marathon Oil Corp., strike price $105, expires 05/21/07	(18,750)
(300)	Marathon Oil Corp., strike price $105, expires 07/23/07	(120,000)
(200)	National Oilwell Varco, Inc., strike price $70, expires 05/21/07	(308,000)
(100)	National Oilwell Varco, Inc., strike price $80, expires 05/21/07	(57,000)
(100)	National Oilwell Varco, Inc., strike price $85, expires 05/21/07	(24,600)
(200)	Newfield Exploration Co., strike price $45, expires 05/21/07	(23,000)
(100)	Newfield Exploration Co., strike price $50, expires 06/18/07	(3,500)
(60)	Noble Corp., strike price $80, expires 06/18/07	(57,000)
(150)	Noble Corp., strike price $85, expires 05/21/07	(34,500)
(70)	Noble Corp., strike price $85, expires 06/18/07	(37,100)
(100)	Noble Corp., strike price $90, expires 06/18/07	(20,000)
(300)	Noble Energy, Inc., strike price $55, expires 05/21/07	(165,000)
(125)	Noble Energy, Inc., strike price $60, expires 05/21/07	(16,875)
(22,500)	Noble Energy, Inc., strike price $61, expires 06/15/07	(30,916)
(101,000)	Norsk Hydro ASA, strike price 205 NOK, expires 06/12/07	(174,345)
(250)	NovaGold Resources, Inc., strike price $18, expires 05/04/07	—
(100)	NovaGold Resources, Inc., strike price $20, expires 06/18/07	(500)
(150)	ONEOK, Inc., strike price $47.50, expires 06/18/07	(30,000)
(100)	ONEOK, Inc., strike price $47.50, expires 07/23/07	(24,500)
(250)	Peabody Energy Corp., strike price $45, expires 06/18/07	(105,000)
(25,000)	Peabody Energy Corp., strike price $46, expires 05/18/07	(67,250)
(250)	Peabody Energy Corp., strike price $49, expires 05/30/07	(37,284)

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Peabody Energy Corp., strike price $50, expires 05/21/07	$(20,000)
(480)	Peabody Energy Corp., strike price $50, expires 06/18/07	(100,800)
(250)	Peabody Energy Corp., strike price $55, expires 06/18/07	(12,500)
(20,000)	Petroleo Brasileiro S.A. (ADR), strike price $105, expires 06/15/07	(49,471)
(100)	Petroleo Brasileiro S.A. (ADR), strike price $110, expires 05/21/07	(6,500)
(100)	Potash Corp. of Saskatchewan, Inc., strike price $180, expires 05/21/07	(60,000)
(200)	Pride Intl., Inc., strike price $35, expires 05/21/07	(13,000)
(150)	Pride Intl., Inc., strike price $35, expires 07/23/07	(21,000)
(100)	Questar Corp., strike price $90, expires 07/23/07	(106,000)
(50)	Questar Corp., strike price $95, expires 05/21/07	(25,000)
(150)	Questar Corp., strike price $95, expires 07/23/07	(88,500)
(150)	Quicksilver Resources, Inc., strike price $43.75, expires 06/29/07	(27,750)
(300)	Quicksilver Resources, Inc., strike price $45, expires 06/18/07	(34,500)
(200)	Range Resources Corp., strike price $35, expires 05/21/07	(41,000)
(20)	Rio Tinto Plc, strike price 29.36 GBP, expires 06/15/07	(91,557)
(180)	Saipem S.p.A., strike price 21 EUR, expires 05/18/07	(281,487)
(60,000)	SBM Offshore N.V., strike price 27.40 EUR, expires 06/22/07	(42,837)
(150)	Schlumberger Ltd., strike price $70, expires 05/21/07	(75,000)
(100)	Schlumberger Ltd., strike price $75, expires 05/21/07	(12,500)
(65,000)	SeaDrill Ltd., strike price 107.10 NOK, expires 06/12/07	(22,572)
(40,000)	Seaspan Corp., strike price $26.75, expires 05/30/07	(63,002)
(400)	Seaspan Corp., strike price $30, expires 05/21/07	(10,000)
(500)	Ship Finance Intl. Ltd., strike price $25, expires 05/21/07	(245,000)
(25,000)	Ship Finance Intl. Ltd., strike price $26.50, expires 05/18/07	(80,302)
(350)	Silver Wheaton Corp., strike price $12.50, expires 06/18/07	(10,500)
(50,000)	South Jersey Industries, Inc., strike price $40, expires 06/15/07	(40,609)
(100)	Southwestern Energy Co., strike price $40, expires 06/18/07	(13,000)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(150)	Southwestern Energy Co., strike price $41, expires 06/29/07	$(55,500)
(100)	Southwestern Energy Co., strike price $45, expires 05/21/07	(6,000)
(250)	Statoil ASA (ADR), strike price $28.50, expires 05/30/07	(22,960)
(250)	Statoil ASA (ADR), strike price $29, expires 06/29/07	(15,000)
(250)	Statoil ASA (ADR), strike price $30, expires 07/23/07	(12,500)
(25,000)	Suncor Energy, Inc., strike price $81, expires 05/18/07	(43,011)
(450)	Suncor Energy, Inc., strike price $85, expires 06/18/07	(81,000)
(250)	Talisman Energy, Inc., strike price $18.50, expires 06/11/07	(29,931)
(400)	Talisman Energy, Inc., strike price $20, expires 07/23/07	(36,000)
(100)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 05/21/07	(901)
(100)	Tenaris S.A. (ADR), strike price $50, expires 05/21/07	(3,500)
(100)	Tenaris S.A. (ADR), strike price $50, expires 06/18/07	(10,000)
(100)	Total S.A. (ADR), strike price $75, expires 05/19/07	(8,000)
(500)	Transocean, Inc., strike price $85, expires 05/21/07	(170,000)
(25,000)	Transocean, Inc., strike price $86, expires 06/15/07	(100,588)
(100)	Transocean, Inc., strike price $90, expires 08/20/07	(52,000)
(100)	Unit Corp., strike price $60, expires 06/18/07	(10,000)
(100)	Valero Energy Corp., strike price $65, expires 05/21/07	(58,000)
(50)	Vallourec, strike price 210 EUR, expires 05/18/07	(34,594)
(250)	Weatherford Intl. Ltd., strike price $43, expires 05/11/07	(239,109)
(250)	Weatherford Intl. Ltd., strike price $45, expires 05/21/07	(197,500)
(25,000)	Weatherford Intl. Ltd., strike price $47, expires 05/30/07	(155,295)
(100)	Weatherford Intl. Ltd., strike price $55, expires 06/18/07	(14,500)
(20,000)	XTO Energy, Inc., strike price $57, expires 05/30/07	(10,067)
(100)	XTO Energy, Inc., strike price $65, expires 11/19/07	(11,000)
(105,000)	Zinifex Ltd., strike price 16.84 AUD, expires 06/26/07	(63,357)

	Total Outstanding Call Options Written (premium received $(4,106,541))	(7,806,358)

See Notes to Financial Statements.

BlackRock Global Energy and Resources Trust (BGR) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(388)	Apache Corp., strike price $70, expires 05/21/07	$(17,460)
(330)	BHP Billiton Ltd. (ADR), strike price $47.50, expires 05/21/07	(18,150)
(630)	Consol Energy, Inc., strike price $40, expires 05/21/07	(25,200)
(200)	Devon Energy Corp., strike price $65, expires 05/21/07	(2,000)
(300)	Exploration Co. of Delaware, Inc. (The), strike price $10, expires 05/21/07	(9,000)
(125)	Massey Energy Co., strike price $25, expires 05/21/07	(3,125)
(904)	Nabors Industries Ltd., strike price $30, expires 05/21/07	(13,560)
(170)	National Oilwell Varco, Inc., strike price $75, expires 05/21/07	(1,700)
(200)	Newfield Exploration Co., strike price $40, expires 05/21/07	(4,000)
(200)	Petroleo Brasileiro S.A. (ADR), strike price $90, expires 05/21/07	(6,000)
(50)	Potash Corp. of Saskatchewan, strike price $175, expires 05/21/07	(18,500)
(300)	Quicksilver Resources, Inc., strike price $37.50, expires 05/11/07	(616)
(100)	Schlumberger Ltd., strike price $70, expires 05/21/07	(4,700)
(500)	Silver Wheaton Corp., strike price $10, expires 05/21/07	(5,000)
(120)	Weatherford Intl. Ltd., strike price $45, expires 05/21/07	(1,200)

	Total Outstanding Put Options Written (premium received $(294,860))	(130,211)

	Total Outstanding Options Written (premium received $(4,401,401))	(7,936,569)

	Total Investments net of outstanding options written—99.0%	$971,659,528
	Other assets in excess of liabilities—1.0%	10,072,077

	Net Assets—100.0%	$981,731,605

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Represents current yield as of April 30, 2007.
[4]	Rate shown is the yield to maturity as of the date of purchase.
[5]

Cost for federal income tax purposes is $735,858,306. The net unrealized appreciation on a tax basis is $243,737,791, consisting of $257,019,148 gross unrealized appreciation and $13,281,357 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
NOK	—	Norwegian Krone

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Global Equity Income Trust (BFD)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—91.8%
		Common Stocks—91.8%
		Australia—2.7%
27,912		Australia & New Zealand Banking Group Ltd.	$705,234
384,146	[1]	Brambles Ltd.	4,190,512
46,003		Commonwealth Bank of Australia	2,006,011
496,501		Insurance Australia Group Ltd.	2,454,322
238,919		Lion Nathan Ltd.	1,809,795
24,934		National Australia Bank Ltd.	885,715
12,265		QBE Insurance Group Ltd.	311,031
4,359		Rio Tinto Ltd.	297,692
1,187,628		Telstra Corp. Ltd.	4,588,030
112,617		Transurban Group	751,077
53,479		Wesfarmers Ltd.	1,731,874
22,853		Westfield Group	395,686
27,955		Westpac Banking Corp.	624,124
18,033		Woolworths Ltd.	422,357

		Total Australia	21,173,460

		Belgium—0.1%
16,504		Fortis	741,669
2,586		KBC Groep N.V.	342,138

		Total Belgium	1,083,807

		Bermuda—0.3%
12,400		Accenture Ltd., Class A	484,840
54,300	[2]	Tyco Intl. Ltd.	1,771,809

		Total Bermuda	2,256,649

		Canada—2.9%
5,100		Alcan, Inc.	300,284
93,400		ARC Energy Trust	1,836,191
6,800		Bank of Montreal	425,559
13,700		Bank of Nova Scotia	659,017
4,300		Canadian Imperial Bank of Commerce	378,512
46,600		Enerplus Resources Fund	2,025,393
85,600		Fording Canadian Coal Trust	2,048,415
78,800		Manulife Financial Corp.	2,847,705
108,100		Penn West Energy Trust	3,232,579
78,100		Precision Drilling Trust	1,870,347
35,400		Provident Energy Trust	413,037
35,400		Royal Bank of Canada	1,844,155
7,800		Sun Life Financial, Inc.	369,655
102,700		TransAlta Corp.	2,419,682
197,400		Yellow Pages Income Fund	2,500,625

		Total Canada	23,171,156

		Denmark—0.5%
7,400		Danske Bank A/S	345,567
42,159		TrygVesta AS	3,572,304

		Total Denmark	3,917,871

		Finland—1.0%
95,200		Nokia Oyj	2,401,514
57,600		Uponor Oyj	2,377,380
44,400		Wartsila Oyj, B Shares	2,968,566

		Total Finland	7,747,460

Shares		Description	Value

		France—3.2%
2,717		Accor S.A.	$255,920
40,858		AXA S.A.	1,875,939
10,958		BNP Paribas	1,271,243
19,321		Carrefour S.A.	1,485,031
38,599		Sanofi-Aventis	3,533,230
2,983		Schneider Electric S.A.	420,726
25,735		Societe Generale	5,453,857
72,006		Suez S.A.	4,103,710
29,100		Total S.A.	2,145,197
13,612		Vinci S.A.	2,189,532
60,509		Vivendi	2,495,952

		Total France	25,230,337

		Germany—3.9%
55,959		Bayer AG	3,849,525
54,323		DaimlerChrysler AG	4,397,478
6,682		Deutsche Bank AG	1,024,957
10,019		Deutsche Post AG	344,510
214,069		Deutsche Telekom AG	3,898,091
51,561		E.ON AG	7,712,521
7,855		Metro AG	604,223
16,200		MLP AG	401,417
30,471		Siemens AG	3,676,482
180,620		TUI AG	4,959,124

		Total Germany	30,868,328

		Greece—0.5%
42,179		Motor Oil Hellas Corinth Refineries S.A.	1,203,354
4,988	[1]	National Bank of Greece S.A.	279,403
61,517		OPAP S.A.	2,327,712

		Total Greece	3,810,469

		Hong Kong—1.1%
110,000		ASM Pacific Technology	693,596
1,056,500		BOC Hong Kong Holdings Ltd.	2,593,304
23,000		Cheung Kong Holdings Ltd.	297,970
276,600		Hang Seng Bank Ltd.	3,886,664
203,000		HongKong Electric Holdings	1,015,646
33,000		Hutchison Whampoa Ltd.	317,762

		Total Hong Kong	8,804,942

		Ireland—0.1%
13,671		Allied Irish Banks Plc	414,032
15,194		Bank of Ireland	326,099

		Total Ireland	740,131

		Italy—2.6%
156,459		Arnoldo Mondadori Editore S.p.A.	1,722,323
558,996		Enel S.p.A.	6,352,682
34,610		Eni S.p.A.	1,147,797
195,461		Mediaset S.p.A.	2,210,285
2,402,740		Telecom Italia S.p.A.	6,519,895
226,741		UniCredito Italiano S.p.A.	2,329,608

		Total Italy	20,282,590

		Japan—8.7%
62,200		Acom Co. Ltd.	2,245,258
99,000		Amada Co. Ltd.	1,105,470
27,700		Astellas Pharma, Inc.	1,211,726
13,000		Canon, Inc.	729,356

See Notes to Financial Statements.

BlackRock Global Equity Income Trust (BFD) (continued)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	Japan—(cont’d)
25	Central Japan Railway Co.	$275,275
7,900	Chubu Electric Power Co., Inc.	253,833
41,700	Daiichi Sankyo Co. Ltd.	1,244,071
426,000	Daiwa Securities Group, Inc.	4,744,782
1,499	eAccess Ltd.	928,986
257,000	Ebara Corp.	1,322,457
26,300	Eisai Co. Ltd.	1,249,107
7,900	FUJIFILM Holdings Corp.	325,420
29	Japan Real Estate Investment Corp. (REIT)	388,734
134	Japan Tobacco, Inc.	654,495
56,500	JFE Holdings, Inc.	3,105,687
97,100	Kansai Electric Power Co., Inc. (The)	2,717,483
55,000	Kao Corp.	1,509,729
251,000	Kobe Steel Ltd.	885,077
35,900	Konami Corp.	952,532
66,800	Marui Co. Ltd.	793,569
9,100	Millea Holdings, Inc.	337,193
215,500	Mitsubishi Chemical Holdings Corp.	1,734,110
30,200	Mitsubishi Corp.	643,753
26,000	Mitsubishi Estate Co. Ltd.	806,091
242	Mitsubishi UFJ Financial Group, Inc.	2,517,307
19,000	Mitsui & Co. Ltd.	341,651
22,000	Mitsui Fudosan Co. Ltd.	642,171
267	Mizuho Financial Group, Inc.	1,606,735
156	Nippon Building Fund, Inc. (REIT)	2,521,620
271,500	Nippon Mining Holdings, Inc.	2,180,423
233,000	Nippon Steel Corp.	1,503,227
272	Nippon Telegraph & Telephone Corp.	1,350,487
272,600	Nissan Motor Co. Ltd.	2,741,925
125,700	Nomura Holdings, Inc.	2,402,278
854	NTT DoCoMo, Inc.	1,453,554
150,000	Obayashi Corp.	945,364
22,100	Oracle Corp.	1,001,030
73,000	OSG Corp.	1,023,803
128	Resona Holdings, Inc.	288,869
10,200	Seven & I Holdings Co. Ltd.	294,125
8,700	Shin-Etsu Chemical Co. Ltd.	561,525
10,400	Softbank Corp.	223,570
28,100	Sony Corp.	1,494,278
408,000	Sumitomo Metal Industries Ltd.	2,071,588
185	Sumitomo Mitsui Financial Group, Inc.	1,616,173
9,000	Sumitomo Realty & Development Co. Ltd.	332,199
87,400	Sumitomo Rubber Industries, Inc.	938,066
6,050	T&D Holdings, Inc.	383,156
87,720	Takefuji Corp.	2,948,191
15,000	Tokyo Electric Power Co., Inc. (The)	498,536
211,000	TonenGeneral Sekiyu KK	2,270,073
22,100	Toyota Motor Corp.	1,342,332
34,000	Trend Micro, Inc.	1,057,311

	Total Japan	68,715,761

	Netherlands—2.8%
43,152	ABN AMRO Holding N.V.	2,093,686
116,988	Aegon N.V.	2,414,537
3,617	Akzo Nobel N.V.	290,282
108,812	Arcelor Mittal	5,816,113
27,116	ING Groep N.V.	1,235,101

Shares		Description	Value

		Netherlands—(cont’d)
19,573		OCE N.V.	$368,511
239,915		Royal KPN N.V.	4,073,341
181,285		Unilever N.V.	5,532,277

		Total Netherlands	21,823,848

		New Zealand—0.1%
289,390		Sky City Entertainment Group Ltd.	1,033,692

		Norway—0.4%
10,058		Norsk Hydro ASA	346,682
28,750		Stolt-Nielsen S.A.	867,755
95,600		Storebrand ASA	1,618,617

		Total Norway	2,833,054

		Portugal—0.1%
77,310		Energias de Portugal S.A.	423,059

		Singapore—0.6%
456,000		ComfortDelgro Corp. Ltd.	682,234
26,000		DBS Group Holdings Ltd.	360,733
358,000		Parkway Holdings Ltd.	924,907
796,000		Singapore Press Holdings Ltd.	2,272,326
241,000		Singapore Telecommunications Ltd.	523,314

		Total Singapore	4,763,514

		Spain—1.0%
160,257		Banco Bilbao Vizcaya Argentaria S.A.	3,831,820
29,221		Banco Popular Espanol S.A.	578,787
77,012		Banco Santander Central Hispano S.A.	1,386,193
111,898		Telefonica S.A.	2,513,388

		Total Spain	8,310,188

		Sweden—1.5%
7,900		Hennes & Mauritz AB	522,249
32,500		Nordea Bank AB	561,982
108,000		OMX AB	2,578,099
7,800		Skandinaviska Enskilda Banken AB	285,657
184,400		Skanska AB, B Shares	4,266,174
394,500		TeliaSonera AB	3,192,814
17,500		Volvo AB, B Shares	343,467

		Total Sweden	11,750,442

		Switzerland—2.4%
58,066		ABB Ltd.	1,160,317
31,815		Ciba Specialty Chemicals AG	2,101,997
55,528		Compagnie Financiere Richemont S.A.	3,346,346
49,799	[1]	Credit Suisse Group	3,908,364
1,323		Nestle S.A.	523,734
15,478		Novartis AG	899,206
16,274		Roche Holding AG	3,064,510
953		SGS S.A.	1,210,512
25,439		Swiss Reinsurance	2,391,265
1,861		Syngenta AG	369,689

		Total Switzerland	18,975,940

		United Kingdom—10.6%
128,182		Anglo American Plc	6,750,118
21,160		AstraZeneca Plc	1,150,811
34,309		Aviva Plc	538,268
43,532		BAE Systems Plc	394,615
104,292		Barclays Plc	1,505,633
33,033		BHP Billiton Plc	738,099

See Notes to Financial Statements.

BlackRock Global Equity Income Trust (BFD) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		United Kingdom—(cont’d)
798,453		BP Plc	$8,957,535
129,115		British American Tobacco Plc	3,996,177
112,382		BT Group Plc	706,922
68,644		Carnival Plc	3,457,082
37,879		Diageo Plc	798,486
532,342		Electrocomponents Plc	3,249,484
367,450		Friends Provident Plc	1,383,473
329,369		GlaxoSmithKline Plc	9,500,075
51,260		HBOS Plc	1,100,020
453,768	[1]	HSBC Holdings Plc	8,372,495
9,324		Imperial Tobacco Group Plc	406,407
571,541		Lloyds TSB Group Plc	6,599,772
17,934		National Express Group Plc	435,781
36,607		National Grid Plc	574,777
272,582		Provident Financial Plc	4,192,551
32,682		Prudential Plc	485,629
77,499		Rank Group Plc	309,559
8,229		Reckitt Benckiser Plc	450,179
14,206		Rio Tinto Plc	863,226
43,077		Royal Bank of Scotland Group Plc	1,649,365
132,440		Royal Dutch Shell Plc	4,638,989
106,648		Tesco Plc	980,706
59,026		Unilever Plc	1,846,735
336,882		United Utilities Plc	5,021,486
709,801		Vodafone Group Plc	2,019,353

		Total United Kingdom	83,073,808

		United States—44.7%
40,200	[2]	3M Co.	3,327,354
61,500		Abbott Laboratories	3,482,130
12,100	[1]	Adobe Systems, Inc.	502,876
21,500		Aetna, Inc.	1,007,920
31,300		Alcoa, Inc.	1,110,837
7,300		Allstate Corp. (The)	454,936
7,700		Alltel Corp.	482,713
75,100		Altria Group, Inc.	5,175,892
52,300	[1]	Amazon.com, Inc.	3,207,559
23,200		American Express Co.	1,407,544
84,600		American Intl. Group, Inc.	5,914,386
50,600	[1]	Amgen, Inc.	3,245,484
63,900		Anadarko Petroleum Corp.	2,981,574
34,400		Analog Devices, Inc.	1,328,528
41,000		Anheuser-Busch Cos., Inc.	2,016,790
32,900		Apache Corp.	2,385,250
31,300	[1]	Apple, Inc.	3,123,740
28,100		Applied Materials, Inc.	540,082
93,200		AT&T, Inc.	3,608,704
8,500		Baker Hughes, Inc.	683,315
94,000		Bank of America Corp.	4,784,600
44,700		Bank of New York Co., Inc. (The)	1,809,456
36,200		BB&T Corp.	1,506,644
5,900		Bear Stearns Cos., Inc. (The)	918,630
8,600		Best Buy Co., Inc.	401,190
34,500		Biogen Idec, Inc.	1,628,745
11,100		Black & Decker Corp.	1,006,992
33,200		Boeing Co.	3,087,600
56,400		Bristol-Myers Squibb Co.	1,627,704

Shares		Description	Value

		United States—(cont’d)
27,600		Campbell Soup Co.	$1,079,160
32,700		Carnival Corp.	1,598,703
43,400		Caterpillar, Inc.	3,151,708
39,600		CBS Corp., Class B	1,258,092
9,500		Celgene Corp.	581,020
16,200		Centex Corp.	725,274
71,100		Chevron Corp.	5,530,869
1,365		Chicago Mercantile Exchange Holdings, Inc.	705,364
11,300		Ciena Corp.	329,508
138,800		Cisco Systems, Inc.	3,711,512
136,500		Citigroup, Inc.	7,319,130
94,000		Coca-Cola Co. (The)	4,905,860
100,100		Comcast Corp., Class A	2,668,666
30,300		ConocoPhillips	2,101,305
35,500		Consolidated Edison, Inc.	1,819,730
23,200		Cooper Industries Ltd., Class A	1,154,432
32,700		Corning, Inc.	775,644
18,100		Countrywide Financial Corp.	671,148
45,800		Crescent Real Estate Equities Co. (REIT)	939,358
19,500		CSX Corp.	841,815
44,400		CVS/Caremark Corp.	1,609,056
40,400		D.R. Horton, Inc.	896,072
41,800		Dell, Inc.	1,053,778
39,500		Devon Energy Corp.	2,878,365
6,400		Dominion Resources, Inc.	583,680
66,700		Dow Chemical Co. (The)	2,975,487
27,600		Dow Jones & Co., Inc.	1,002,708
38,300		Duke Realty Corp. (REIT)	1,651,113
99,600		E*Trade Financial Corp.	2,199,168
56,900		E.I. du Pont de Nemours & Co.	2,797,773
42,400		Eastman Kodak Co.	1,056,184
14,200		Eaton Corp.	1,266,782
22,000		eBay, Inc.	746,680
51,400	[2]	Eli Lilly & Co.	3,039,282
52,000		EMC Corp.	789,360
38,500		Emerson Electric Co.	1,809,115
14,700		Exelon Corp.	1,108,527
23,200		Express Scripts, Inc.	2,216,760
151,800		Exxon Mobil Corp.	12,049,884
12,200		Fannie Mae	718,824
23,300		Federated Deptartment Stores, Inc.	1,023,336
3,500		FedEx Corp.	369,040
69,700		Fidelity National Financial, Inc.	1,776,653
18,100		First Horizon National Corp.	709,701
8,300		Freddie Mac	537,674
36,700		Freeport-McMoRan Copper & Gold, Inc.	2,464,772
9,000	[1]	Genentech, Inc.	719,910
289,100		General Electric Co.	10,656,226
54,900		General Motors Corp.	1,714,527
7,900		Gilead Sciences, Inc.	645,588
15,900		Goldman Sachs Group, Inc. (The)	3,475,899
6,000		Google, Inc.	2,828,280
20,200		Halliburton Co.	641,754
11,600		Hartford Financial Services Group, Inc.	1,173,920
33,500		Health Care Property Investors, Inc. (REIT)	1,185,565
59,500		Hewlett-Packard Co.	2,507,330

See Notes to Financial Statements.

BlackRock Global Equity Income Trust (BFD) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		United States—(cont’d)
90,400		Home Depot, Inc.	$3,423,448
36,300		Honeywell Intl., Inc.	1,966,734
55,200		Hospitality Properties Trust (REIT)	2,513,256
25,000		Idearc, Inc.	868,750
217,200		Intel Corp.	4,669,800
47,800		Intl. Business Machines Corp.	4,885,638
26,600		Intl. Paper Co.	1,003,352
35,500		iStar Financial, Inc. (REIT)	1,701,160
4,800		JC Penney Co., Inc.	379,632
138,400	[2]	Johnson & Johnson	8,888,048
99,700		JPMorgan Chase & Co.	5,194,370
22,000	[2]	Kellogg Co.	1,164,020
24,900	[2]	Kimberly-Clark Corp.	1,772,133
6,400	[1]	Kohl’s Corp.	473,856
51,971		Kraft Foods, Inc.	1,739,469
22,300	[2]	L-3 Communications Holdings, Inc.	2,005,439
17,800	[2]	Lincoln National Corp.	1,266,470
63,100	[2]	Linear Technology Corp.	2,361,202
27,700		Lowe’s Cos., Inc.	846,512
36,500	[2]	Ltd. Brands, Inc., Class A	1,006,305
6,500		Marathon Oil Corp.	660,075
68,300	[2]	Marsh & McLennan Cos., Inc.	2,169,208
47,200	[2]	Masco Corp.	1,284,312
35,000	[2]	Maxim Integrated Products, Inc.	1,110,200
38,000	[2]	McDonald’s Corp.	1,834,640
75,500	[2]	Medtronic, Inc.	3,996,215
28,000	[2]	Mellon Financial Corp.	1,202,040
83,800	[2]	Merck & Co., Inc.	4,310,672
43,200	[2]	Microchip Technology, Inc.	1,742,688
237,400	[3]	Microsoft Corp.	7,107,756
10,300		Monsanto Co.	607,597
16,300	[2]	Morgan Stanley	1,369,363
87,400	[2]	Motorola, Inc.	1,514,642
61,700	[2]	National City Corp.	2,255,135
129,800	[3]	New York Community Bancorp, Inc.	2,266,308
21,900	[2]	Newell Rubbermaid, Inc.	671,673
11,100	[2]	Newmont Mining Corp.	462,870
32,100	[2]	News Corp., Class A	718,719
3,700		Omnicom Group, Inc.	387,427
104,400	[2]	Oracle Corp.	1,962,720
300,900	[3]	Pfizer, Inc.	7,961,814
22,400	[2]	Pitney Bowes, Inc.	1,075,200
30,900	[2]	Plum Creek Timber Co., Inc. (REIT)	1,226,730
100,000	[2]	Procter & Gamble Co.	6,431,000
52,200	[2]	Qualcomm, Inc.	2,286,360
8,900		Reynolds American, Inc.	571,914
3,900		Rockwell Collins, Inc.	256,113
14,700	[2]	Rohm & Haas Co.	752,199
8,600		RR Donnelley & Sons Co.	345,720
79,000	[2]	Sara Lee Corp.	1,296,390
46,900	[2]	Schering-Plough Corp.	1,488,137
24,100	[2]	Schlumberger Ltd.	1,779,303
3,400		Sears Holdings Corp.	649,094
100,800	[2]	Sprint Nextel Corp.	2,019,024
15,200	[2]	Staples, Inc.	376,960
15,900	[2]	Starbucks Corp.	493,218
11,700	[2]	Starwood Hotels & Resorts Worldwide, Inc.	784,134

Shares		Description	Value

		United States—(cont’d)
142,700	[2]	Sun Microsystems, Inc.	$744,894
30,100	[2]	SUPERVALU, Inc.	1,381,590
97,100	[1,2]	Symantec Corp.	1,708,960
44,500	[2]	SYSCO Corp.	1,456,930
15,400	[2]	Target Corp.	914,298
15,400	[2]	Temple-Inland, Inc.	912,296
28,900	[2]	Texas Instruments, Inc.	993,293
45,800	[2]	Time Warner, Inc.	944,854
25,500		Transocean, Inc.	2,198,100
17,100	[1,2]	TravelCenters of America LLC	756,846
8,300	[2]	Travelers Cos., Inc. (The)	449,030
103,800	[2]	U.S. Bancorp	3,565,530
51,800	[2]	United Parcel Service, Inc., Class B	3,648,274
42,300	[2]	UnitedHealth Group, Inc.	2,244,438
18,600	[2]	UST, Inc.	1,054,248
9,600	[2]	Valero Energy Corp.	674,208
142,600	[2]	Verizon Communications, Inc.	5,444,468
67,300	[2]	Wachovia Corp.	3,737,842
69,300	[2]	Wal-Mart Stores, Inc.	3,320,856
19,000	[2]	Walgreen Co.	834,100
46,400		Walt Disney Co. (The)	1,623,072
85,800	[2]	Washington Mutual, Inc.	3,601,884
35,000	[2]	Waste Management, Inc.	1,309,350
73,600	[2]	Wells Fargo & Co.	2,641,504
29,400	[2]	Weyerhauser Co.	2,329,068
46,200	[2]	Wyeth	2,564,100
71,600	[2]	Xcel Energy, Inc.	1,724,844
27,200	[2]	Yahoo!, Inc.	762,688
34,100	[2]	Zimmer Holdings, Inc.	3,085,368

		Total United States	351,690,343

		Total Common Stocks (cost $697,294,252)	722,480,849

		Rights—0.0%
		Sweden—0.0%
3,500	[1]	Volvo AB, B Shares	13,059

		Total Long-Term Investments (cost $697,294,252)	722,493,908

		SHORT-TERM INVESTMENTS—4.2%
		Money Market Fund—2.0%
15,867,658	[4]	Fidelity Institutional Money Market Prime Portfolio, 4.97%	15,867,658

Principal Amount

		U.S. Government and Agency Discount Notes—2.2%
$17,000,000	[5]	Federal Home Loan Bank Disc. Notes, 5.06%, 5/01/07	17,000,000

		Total Short-Term Investments (cost $32,867,658)	32,867,658

Contracts

		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
60		FTSE 100 Index, strike price 6 GBP, expires 05/21/07	16,797

See Notes to Financial Statements.

BlackRock Global Equity Income Trust (BFD) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS PURCHASED—(cont’d)
100	Nikkei, strike price 18 JPY, expires 05/11/07	$8,713

	Total Outstanding Call Options Purchased (cost $62,278)	25,510

	Total Investments before outstanding options written (cost $730,224,1886)	755,387,076

	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(1,090)	DJ Euro Stoxx, strike price 4 EUR, expires 05/18/07	(1,972,421)
(410)	FTSE 100 Index, strike price 6 GBP, expires 05/18/07	(786,074)
(250)	Nikkei, strike price 17 JPY, expires 05/11/07	(363,025)
(1,325)	S&P 500, strike price $1, expires 05/21/07	(5,807,000)

	Total Outstanding Call Options Written (premium received $(4,245,248))	(8,928,520)

	Total Investments net of outstanding options—94.9%	$746,458,556
	Other assets in excess of liabilities—5.1%	40,367,974

	Net Assets—100.0%	$786,826,530

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]

Security, or a portion thereof, pledged as collateral with a value of $17,286,120 on 225 long Dow Jones Euro Stoxx futures contracts, 80 long FTSE 100 Index futures contracts, 100 long Nikkei JPY futures contracts and 104 long S&P 500 futures contracts all expiring June 2007. The notional value of such contracts on April 30, 2007 was $69,615,092, with an unrealized gain of $632,484.

[4]	Represents current yield as of April 30, 2007.
[5]	Rate shown is the yield to maturity as of the date of purchase.
[6]

Cost for federal income tax purposes is $730,224,187. The net unrealized appreciation on a tax basis is $25,162,889, consisting of $31,872,895 gross unrealized appreciation and $6,710,006 gross unrealized depreciation.

KEY TO ABBREVIATIONS

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited) APRIL 30, 2007
BlackRock Global Opportunities Equity Trust (BOE)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—98.7%
		Common Stocks—98.1%
		Australia—3.5%
382,000		Lion Nathan Ltd.	$2,893,623
104,200		Publishing & Broadcasting Ltd.	1,764,018
77,600		QBE Insurance Group Ltd.	1,967,877
1,569,900		SP AusNet	1,917,446
133,232		St. George Bank Ltd.	3,963,375

		Total Australia	12,506,339

		Bermuda—0.5%
44,800		Accenture Ltd., Class A	1,751,680

		Brazil—1.6%
36,300		Cia Energetica de Minas Gerais (ADR)	1,882,881
108,750		Gerdau S.A. (ADR)	2,178,262
17,500		Petroleo Brasileiro S.A. (ADR)	1,771,525

		Total Brazil	5,832,668

		Canada—3.8%
69,200		Barrick Gold Corp.	1,945,212
28,900		Canadian Imperial Bank of Commerce	2,543,950
17,000		Potash Corp. of Saskatchewan	3,051,840
35,400		Teck Cominco Ltd., Class B	2,682,031
66,400		TELUS Corp.	3,681,643

		Total Canada	13,904,676

		Channel Islands—0.4%
26,600		Eurocastle Investment Ltd.	1,404,795

		China—1.2%
2,075,200	[1]	Industrial & Commercial Bank of China	1,127,643
28,200		PetroChina Co. Ltd. (ADR)	3,162,348

		Total China	4,289,991

		Denmark—1.0%
78,600		Danske Bank A/S	3,670,477

		Finland—1.7%
86,900		Fortum Oyj	2,690,523
50,300		Wartsila Oyj, B Shares	3,363,037

		Total Finland	6,053,560

		France—3.2%
18,400	[1]	Alstom S.A.	2,735,849
66,300		AXA S.A.	3,044,073
24,400		Schneider Electric S.A.	3,441,403
10,627		Societe Generale	2,252,114

		Total France	11,473,439

		Germany—7.4%
24,400		Bilfinger Berger AG	2,291,496
23,800		Deutsche Bank AG	3,650,701
19,200		E.ON AG	2,871,946
87,900		Hannover Rueckversicherung AG	4,450,485
73,600		IVG Immobilien AG	3,299,423
25,300		K&S AG	3,290,198
22,500	[1]	Linde AG	2,517,113
19,100		RWE AG	2,013,195
20,900		Siemens AG	2,521,692

		Total Germany	26,906,249

		Greece—0.7%
68,100		Piraeus Bank S.A.	2,467,804

Shares		Description	Value

		Hong Kong—3.6%
511,500		ASM Pacific Technology	$3,225,222
147,500		Esprit Holdings Ltd.	1,787,667
963,000		Hang Lung Properties Ltd.	2,852,727
161,400		Hong Kong Exchanges & Clearing Ltd.	1,537,598
1,466,400		New World Development Ltd.	3,443,017

		Total Hong Kong	12,846,231

		Israel—0.8%
175,600	[2]	Partner Communications (ADR)	2,862,280

		Italy—3.9%
805,300		AEM S.p.A.	3,148,217
143,600		Credito Emiliano S.p.A.	2,388,441
164,900		Enel S.p.A.	1,873,998
109,200		Eni S.p.A.	3,621,480
305,700		UniCredito Italiano S.p.A.	3,140,858

		Total Italy	14,172,994

		Japan—2.6%
39,000		Daito Trust Construction Co. Ltd.	1,791,517
409		Mizuho Financial Group, Inc.	2,461,253
8,100		Nintendo Co. Ltd.	2,530,220
150		Nippon Commercial Investment Corp. (REIT)	761,029
203		Sumitomo Mitsui Financial Group, Inc.	1,773,423

		Total Japan	9,317,442

		Luxembourg—0.7%
48,576		Oriflame Cosmetics S.A.	2,550,016

		Mexico—1.1%
37,800	[2]	America Movil SAB de CV (ADR)	1,985,634
406,000		Kimberly-Clark de Mexico SAB de CV	1,816,488

		Total Mexico	3,802,122

		Netherlands—5.0%
26,300		Akzo Nobel N.V.	2,110,704
68,900	[1]	ASML Holding N.V.	1,877,525
28,300		InBev N.V.	2,216,761
82,150		ING Groep N.V.	3,741,834
21,700		Rodamco Europe N.V.	3,195,728
74,900		SBM Offshore N.V.	2,683,739
76,700		Unilever N.V.	2,340,655

		Total Netherlands	18,166,946

		Norway—2.0%
269,500		Orkla ASA	4,296,208
178,600		Storebrand ASA	3,023,900

		Total Norway	7,320,108

		Philippines—0.7%
49,400		Philippine Long Distance Telephone Co. (ADR)	2,638,454

		Singapore—1.6%
868,520		Singapore Telecommunications Ltd.	1,885,929
265,900		United Overseas Bank Ltd.	3,717,133

		Total Singapore	5,603,062

		South Africa—0.5%
317,700		Truworths Intl. Ltd.	1,756,030

		Spain—0.5%
63,600		Gestevision Telecinco S.A.	1,919,505

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		Sweden—3.1%
71,700		Atlas Copco AB	$2,721,832
233,200		Nordea Bank AB	4,018,829
97,600		Skanska AB, B Shares	2,258,018
43,100	[1]	Svenska Cellulosa AB	2,216,669

		Total Sweden	11,215,348

		Switzerland—2.5%
13,500	[1]	Alcon, Inc.	1,821,555
6,700		Nestle S.A.	2,652,318
13,000		Syngenta AG	2,582,461
32,600		UBS AG	2,118,639

		Total Switzerland	9,174,973

		Taiwan—0.7%
250,700	[2]	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,642,378

		United Kingdom—11.0%
183,100		Arriva Plc	2,752,441
256,200		BAE Systems Plc	2,322,437
589,233		Brit Insurance Holdings Plc	4,138,017
588,200		Cobham Plc	2,437,324
284,000		De La Rue Plc	4,017,388
200,000		Diageo Plc	4,215,983
202,500		Kelda Group Plc	3,746,783
745,200		Legal & General Group Plc	2,285,324
99,728		Scottish & Southern Energy Plc	2,981,300
156,400		Smiths Group Plc	3,372,449
205,313		United Utilities Plc	3,060,349
65,600	[2]	Vodafone Group Plc (ADR)	1,884,688
63,500		Whitbread Plc	2,384,469

		Total United Kingdom	39,598,952

		United States—32.8%
27,200		A.G. Edwards, Inc.	1,970,640
32,000		Abbott Laboratories	1,811,840
23,400	[1]	Akamai Technologies, Inc.	1,031,472
193,000	[2]	Alaska Communications Systems Group, Inc.	3,068,700
23,900		AllianceBernstein Holding LP	2,173,944
39,300	[2]	Alltel Corp.	2,463,717
37,100		Altria Group, Inc.	2,556,932
18,900	[1]	Apple, Inc.	1,886,220
56,100		Archer Daniels Midland Co.	2,171,070
69,900	[2]	AT&T, Inc.	2,706,528
46,100	[2]	Bank of America Corp.	2,346,490
64,900	[1]	Broadcom Corp.	2,112,495
58,300		Chevron Corp.	4,535,157
64,500		Cisco Systems, Inc.	1,724,730
64,100		Citigroup, Inc.	3,437,042
40,300		Colgate-Palmolive Co.	2,729,922
64,600	[2]	ConocoPhillips	4,480,010
27,500		Constellation Energy Group, Inc.	2,450,800
77,300		CVS/Caremark Corp.	2,801,352
22,800		Dominion Resources, Inc.	2,079,360
12,100		Douglas Emmett, Inc. (REIT)	315,205
85,700		Eagle Bulk Shipping, Inc.	1,929,964
61,700	[2]	Exxon Mobil Corp.	4,897,746
37,900		General Mills, Inc.	2,270,210
3,700	[2]	Google, Inc.	1,744,106
146,600		Highland Hospitality Corp. (REIT)	2,792,730
44,3000	[2]	HJ Heinz Co.	2,086,973
19,500		Intl. Business Machines Corp.	1,993,095
37,200	[2]	Johnson & Johnson	2,388,984

Shares		Description	Value

		United States—(cont’d)
51,100		Kellogg Co.	$2,703,701
46,300		Loews Corp. - Carolina Group	3,543,339
67,600	[2]	McDonald’s Corp.	3,263,728
59,900		Merck & Co., Inc.	3,081,256
36,200	[1]	MGM Mirage	2,434,450
84,500	[2]	Microsoft Corp.	2,529,930
70,000		Motorola, Inc.	1,213,100
42,000		Nike, Inc.	2,262,120
72,800		Pepco Holdings, Inc.	2,149,056
42,000		PepsiCo, Inc.	2,775,780
42,600		Procter & Gamble Co.	2,739,606
22,600	[2]	Public Service Enterprise Group, Inc.	1,953,770
39,700		Starwood Hotels & Resorts Worldwide, Inc.	2,660,694
30,000		Stryker Corp.	1,948,200
24,500		Sunoco, Inc.	1,850,485
22,800		Textron, Inc.	2,318,076
30,100	[1]	Waters Corp.	1,788,843
115,200	[2]	Windstream Corp.	1,684,224
42,000		Yum! Brands, Inc.	2,598,120
21,500	[2]	Zimmer Holdings, Inc.	1,945,320

		Total United States	118,401,232

		Total Common Stocks (cost $310,898,083)	354,249,751

		Preferred Stock—0.6%
		Germany—0.6%
14,700		Henkel KGaA, 1.30%	2,318,973

		Total Long-Term Investments (cost $312,911,380)	356,568,724

		MONEY MARKET FUND—1.6%
5,897,556	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.97% (cost $5,897,556)	5,897,556

		Total Investments before outstanding options written (cost $318,808,9364)	362,466,280

Contracts

	OUTSTANDING OPTIONS WRITTEN—(2.1)%
	OUTSTANDING CALL OPTIONS WRITTEN—(2.1)%
(11,000)	A.G. Edwards, Inc., strike price $67, expires 05/18/07	(63,637)
(50)	A.G. Edwards, Inc., strike price $75, expires 08/20/07	(14,500)
(25)	Abbott Laboratories, strike price $55, expires 05/21/07	(5,375)
(150)	Abbott Laboratories, strike price $56, expires 06/08/07	(27,859)
(250)	Accenture Ltd., Class A, strike price $37.50, expires 05/25/07	(49,535)
(180)	AEM S.p.A., strike price 2.60 EUR, expires 05/18/07	(181,034)
(85)	Akamai Technologies, Inc., strike price $55, expires 05/21/07	(425)
(65)	Akamai Technologies, Inc., strike price $60, expires 05/21/07	(325)
(38)	Akzo Nobel N.V., strike price 58 EUR, expires 05/18/07	(8,816)
(100)	Akzo Nobel N.V., strike price 58 EUR, expires 07/20/07	(42,986)

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(82,800)	Alaska Communications Systems Group, Inc., strike price $15.98, expires 05/18/07	$(29,401)
(33,000)	Alaska Communications Systems Group, Inc., strike price $16, expires 06/18/07	(22,249)
(38,600)	Alaska Communications Systems Group, Inc., strike price $16.98, expires 07/20/07	(19,686)
(16)	Alcon, Inc., strike price $130, expires 05/21/07	(9,120)
(53)	Alcon, Inc., strike price $135, expires 05/21/07	(11,395)
(130)	AllianceBernstein Holding LP, strike price $95, expires 07/23/07	(25,350)
(70)	Alltel Corp., strike price $65, expires 05/21/07	(7,350)
(160)	Alltel Corp., strike price $65, expires 07/23/07	(35,200)
(35)	Alstom S.A., strike price 90 EUR, expires 05/18/07	(96,528)
(7,400)	Alstom S.A., strike price 96.31 EUR, expires 05/08/07	(139,253)
(9,300)	Altria Group, Inc., strike price $70.45, expires 06/29/07	(10,709)
(130)	Altria Group, Inc., strike price $70.50, expires 07/10/07	(19,836)
(125)	America Movil SAB de CV (ADR), strike price $46.50, expires 05/24/07	(77,962)
(100)	America Movil SAB de CV (ADR), strike price $50, expires 05/21/07	(28,500)
(17)	Apple, Inc., strike price $100, expires 05/21/07	(3,400)
(30)	Apple, Inc., strike price $100, expires 07/23/07	(18,900)
(5,700)	Apple, Inc., strike price $92, expires 05/10/07	(45,927)
(18,600)	Archer Daniels Midland Co., strike price $40, expires 05/15/07	(13,389)
(115)	Archer Daniels Midland Co., strike price $40, expires 06/18/07	(14,375)
(146,500)	Arriva Plc, strike price 7.74 GBP, expires 05/31/07	(31,449)
(78,000)	ASM Pacific Technology, strike price 47.09 HKD, expires 05/29/07	(35,915)
(204,000)	ASM Pacific Technology, strike price 52.15 HKD, expires 06/26/07	(52,083)
(125)	ASML Holding N.V., strike price $26, expires 05/15/07	(19,378)
(255)	ASML Holding N.V., strike price $30, expires 07/23/07	(15,300)
(142)	AT&T, Inc., strike price $38.50, expires 05/07/07	(6,501)
(105)	AT&T, Inc., strike price $39, expires 06/08/07	(9,088)
(3,500)	AT&T, Inc., strike price $40, expires 06/15/07	(1,783)
(137)	AT&T, Inc., strike price $40, expires 07/23/07	(12,330)
(11,000)	Atlas Copco AB, strike price 222.06 SEK, expires 05/08/07	(59,102)
(29,000)	Atlas Copco AB, strike price 252.96 SEK, expires 06/12/07	(56,549)
(130)	AXA S.A., strike price 32 EUR, expires 05/18/07	(37,787)
(16,000)	AXA S.A., strike price 32.32 EUR, expires 05/31/07	(43,821)
(10,000)	AXA S.A., strike price 34 EUR, expires 06/22/07	(16,703)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(103,000)	BAE Systems Plc, strike price 4.65 GBP, expires 06/12/07	$(28,312)
(50)	BAE Systems Plc, strike price 460 GBP, expires 06/15/07	(17,247)
(90)	Bank of America Corp., strike price $52.50, expires 05/21/07	(1,350)
(16,300)	Bank of America Corp., strike price $53, expires 06/22/07	(4,250)
(175)	Barrick Gold Corp., strike price $30, expires 05/21/07	(3,500)
(17,000)	Barrick Gold Corp., strike price $31, expires 06/15/07	(3,526)
(5,000)	Bilfinger Berger AG, strike price 65.50 EUR, expires 05/08/07	(30,450)
(9,000)	Bilfinger Berger AG, strike price 71.88 EUR, expires 06/12/07	(32,611)
(60,000)	Brit Insurance Holdings Plc, strike price 3.17 GBP, expires 05/08/07	(44,856)
(290,000)	Brit Insurance Holdings Plc, strike price 3.24 GBP, expires 05/31/07	(190,505)
(100)	Broadcom Corp., strike price $35, expires 05/21/07	(2,000)
(125)	Broadcom Corp., strike price $35.50, expires 05/25/07	(1,636)
(100)	Broadcom Corp., strike price $37.50, expires 05/21/07	(800)
(8,000)	Canadian Imperial Bank of Commerce, strike price 102.21 CAD, expires 06/15/07	(4,335)
(7,000)	Canadian Imperial Bank of Commerce, strike price 104 CAD, expires 05/18/07	(115)
(100)	Chevron Corp., strike price $70, expires 05/21/07	(81,000)
(200)	Chevron Corp., strike price $71.50, expires 05/30/07	(129,855)
(20)	Chevron Corp., strike price $75, expires 06/18/07	(7,800)
(5,400)	Cia Energetica de Minas Gerais (ADR), strike price $45.12, expires 05/18/07	(37,315)
(12,700)	Cia Energetica de Minas Gerais (ADR), strike price $46.44, expires 06/15/07	(79,200)
(120)	Cisco Systems, Inc., strike price $27, expires 05/10/07	(4,106)
(70)	Cisco Systems, Inc., strike price $27.25, expires 05/30/07	(4,142)
(175)	Cisco Systems, Inc., strike price $27.50, expires 07/23/07	(21,875)
(140)	Citigroup, Inc., strike price $55, expires 06/18/07	(7,700)
(10,300)	Citigroup, Inc., strike price $55, expires 06/29/07	(9,785)
(140)	Citigroup, Inc., strike price $55, expires 07/06/07	(9,923)
(117,000)	Cobham Plc, strike price 2.06 GBP, expires 05/08/07	(10,713)
(235,000)	Cobham Plc, strike price 2.14 GBP, expires 06/12/07	(22,486)
(175)	ConocoPhillips, strike price $70, expires 05/21/07	(19,250)

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(18,000)	ConocoPhillips, strike price $72, expires 06/15/07	$(20,786)
(110)	Constellation Energy Group, Inc., strike price $82, expires 05/07/07	(78,662)
(40)	Constellation Energy Group, Inc., strike price $95, expires 07/23/07	(5,400)
(27,000)	Credito Emiliano S.p.A., strike price 11.61 EUR, expires 05/08/07	(25,978)
(59,000)	Credito Emiliano S.p.A., strike price 12.14 EUR, expires 05/31/07	(31,944)
(26,000)	CVS/Caremark Corp., strike price $35.96, expires 06/15/07	(39,331)
(100)	CVS/Caremark Corp., strike price $37.50, expires 06/18/07	(9,500)
(16,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 05/09/07	(37,377)
(43,000)	Danske Bank A/S, strike price 258.56 DKK, expires 05/31/07	(37,357)
(58,000)	De La Rue Plc, strike price 7.38 GBP, expires 05/08/07	(2,995)
(112,000)	De La Rue Plc, strike price 7.46 GBP, expires 05/31/07	(20,714)
(25)	Deutsche Bank AG, strike price 105 EUR, expires 05/18/07	(30,056)
(6,000)	Deutsche Bank AG, strike price 105.01 EUR, expires 06/12/07	(76,223)
(5,100)	Deutsche Bank AG, strike price 113.78 EUR, expires 06/28/07	(28,542)
(122,000)	Diageo Plc, strike price 10.18 GBP, expires 05/31/07	(121,039)
(3,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(16,613)
(55)	Dominion Resources, Inc., strike price $90, expires 05/21/07	(12,925)
(23)	E.ON AG, strike price 105 EUR, expires 05/18/07	(16,980)
(75)	E.ON AG, strike price 110 EUR, expires 07/20/07	(37,767)
(21,500)	Eagle Bulk Shipping, Inc., strike price $21, expires 05/18/07	(33,358)
(170)	Eagle Bulk Shipping, Inc., strike price $22.50, expires 06/18/07	(14,450)
(100)	Enel S.p.A., strike price 5.30 EUR, expires 06/15/07	(6,298)
(80)	Enel S.p.A., strike price 8.20 EUR, expires 05/18/07	(11,529)
(65,000)	Eni S.p.A., strike price 24.35 EUR, expires 05/31/07	(41,450)
(57,000)	Esprit Holdings Ltd., strike price 101.82 HKD, expires 06/26/07	(18,305)
(23,600)	Esprit Holdings Ltd., strike price 89.99 HKD, expires 05/29/07	(20,831)
(16,000)	Eurocastle Investment Ltd., strike price 40 EUR, expires 05/31/07	(10,117)
(130)	Exxon Mobil Corp., strike price $75, expires 05/21/07	(93,600)
(240)	Exxon Mobil Corp., strike price $80, expires 07/23/07	(63,600)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(48,000)	Fortum Oyj, strike price 23.37 EUR, expires 05/31/07	$(24,763)
(310)	Gerdau S.A. (ADR), strike price $20, expires 06/18/07	(35,650)
(140)	Gerdau S.A. (ADR), strike price $22.50, expires 06/18/07	(4,900)
(150)	Gerdau S.A. (ADR), strike price $22.50, expires 09/24/07	(13,500)
(32,000)	Gestevision Telecinco S.A., strike price 21.81 EUR, expires 05/31/07	(31,475)
(14)	Google, Inc., strike price $500, expires 05/21/07	(2,030)
(14)	Google, Inc., strike price $500, expires 06/18/07	(7,840)
(145,000)	Hang Lung Properties Ltd., strike price 22.23 HKD, expires 05/29/07	(30,868)
(385,000)	Hang Lung Properties Ltd., strike price 24.62 HKD, expires 06/26/07	(45,746)
(52,000)	Hannover Rueckversicherung AG, strike price 33.75 EUR, expires 05/31/07	(278,715)
(71)	Henkel KGaA, 1.30%, strike price 105 EUR, expires 05/18/07	(105,901)
(15,700)	Highland Hospitality Corp. (REIT), strike price $17.39, expires 05/18/07	(26,393)
(49,600)	Highland Hospitality Corp. (REIT), strike price $18.47, expires 06/15/07	(48,850)
(65)	HJ Heinz Co., strike price $45, expires 06/18/07	(18,850)
(97)	HJ Heinz Co., strike price $46.25, expires 05/07/07	(9,890)
(85)	HJ Heinz Co., strike price $48, expires 07/06/07	(8,925)
(82,000)	Hong Kong Exchanges & Clearing Ltd., strike price 84 HKD, expires 06/26/07	(15,864)
(170)	InBev N.V., strike price 55 EUR, expires 05/18/07	(66,813)
(700,000)	Industrial & Commercial Bank of China, strike price 4.45 HKD, expires 06/26/07	(9,623)
(450,000)	Industrial & Commercial Bank of China, strike price 4.56 HKD, expires 05/29/07	(1,837)
(45,000)	ING Groep N.V., strike price 33.04 EUR, expires 06/12/07	(79,265)
(25)	Intl. Business Machines Corp., strike price $100, expires 07/23/07	(12,250)
(90)	Intl. Business Machines Corp., strike price $97, expires 05/25/07	(50,863)
(48,000)	IVG Immobilien AG, strike price 36.53 EUR, expires 06/12/07	(19,563)
(115)	Johnson & Johnson, strike price $65, expires 05/21/07	(5,175)
(90)	Johnson & Johnson, strike price $65, expires 07/23/07	(12,150)
(5,000)	K&S AG, strike price 82.35 EUR, expires 05/08/07	(95,112)
(10,000)	K&S AG, strike price 91.42 EUR, expires 06/12/07	(110,344)
(122,000)	Kelda Group Plc, strike price 9.52 GBP, expires 06/12/07	(28,373)

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(246,000)	Kimberly-Clark de Mexico SAB de CV, strike price 51 MXN, expires 05/25/07	$(13,273)
(111,000)	Legal & General Group Plc, strike price 1.51 GBP, expires 05/08/07	(9,999)
(336,000)	Legal & General Group Plc, strike price 1.60 GBP, expires 05/31/07	(17,039)
(90)	Linde AG, strike price 84 EUR, expires 07/20/07	(28,494)
(40,000)	Lion Nathan Ltd., strike price 9.38 AUD, expires 05/29/07	(5,402)
(189,000)	Lion Nathan Ltd., strike price 9.61 AUD, expires 06/26/07	(29,338)
(50)	Loews Corp.-Carolina Group, strike price $75, expires 06/18/07	(15,500)
(80)	Loews Corp.-Carolina Group, strike price $78.50, expires 07/13/07	(20,540)
(125)	Loews Corp.-Carolina Group, strike price $80, expires 06/18/07	(8,750)
(140)	McDonald’s Corp., strike price $45, expires 06/18/07	(58,940)
(200)	McDonald’s Corp., strike price $50, expires 06/18/07	(14,000)
(85)	Merck & Co., Inc., strike price $45, expires 05/21/07	(56,100)
(27,000)	Merck & Co., Inc., strike price $53.02, expires 06/29/07	(28,788)
(120)	MGM Mirage, strike price $75, expires 05/21/07	(3,600)
(100)	MGM Mirage, strike price $75, expires 06/18/07	(7,500)
(17,000)	Microsoft Corp., strike price $29.38, expires 06/15/07	(19,687)
(340)	Microsoft Corp., strike price $30, expires 07/23/07	(39,100)
(160)	Mizuho Financial Group, Inc., strike price 837 JPY, expires 05/09/07	—
(140)	Motorola, Inc., strike price $19, expires 05/21/07	(1,400)
(140)	Motorola, Inc., strike price $19, expires 07/23/07	(4,900)
(105)	Motorola, Inc., strike price $20, expires 07/23/07	(3,150)
(4,300)	Nestle S.A., strike price 485.91 CHF, expires 06/12/07	(26,536)
(147,700)	New World Development Ltd., strike price 18.58 HKD, expires 05/29/07	(14,873)
(732,000)	New World Development Ltd., strike price 19.04 HKD, expires 06/26/07	(85,745)
(30)	Nike, Inc., strike price $55, expires 05/19/07	(1,650)
(70)	Nike, Inc., strike price $55, expires 07/23/07	(12,250)
(15,000)	Nike, Inc., strike price $55.12, expires 06/29/07	(17,539)
(3,200)	Nintendo Co. Ltd., strike price 34 JPY, expires 06/05/07	(89,386)
(75)	Nippon Commercial Investment Corp. (REIT), strike price 623 JPY, expires 06/05/07	(17,420)
(70,000)	Nordea Bank AB, strike price 112.51 SEK, expires 05/31/07	(54,953)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(23,800)	Oriflame Cosmetics S.A., strike price 348.49 SEK, expires 06/29/07	$(78,480)
(105,000)	Orkla ASA, strike price 431.53 NOK, expires 05/31/07	(164,630)
(55,000)	Orkla ASA, strike price 84.70 NOK, expires 05/08/07	(103,314)
(27,000)	Partner Communications (ADR), strike price $14.30, expires 05/18/07	(57,233)
(61,000)	Partner Communications (ADR), strike price $17.75, expires 07/20/07	(23,215)
(145)	Pepco Holdings, Inc., strike price $30, expires 05/21/07	(7,250)
(215)	Pepco Holdings, Inc., strike price $30, expires 08/20/07	(21,500)
(170)	PepsiCo, Inc., strike price $65, expires 05/21/07	(26,860)
(85)	PepsiCo, Inc., strike price $65, expires 07/23/07	(22,100)
(85)	PetroChina Co. Ltd. (ADR), strike price $115, expires 06/18/07	(28,900)
(70)	PetroChina Co. Ltd. (ADR), strike price $125, expires 06/18/07	(6,300)
(60)	Petroleo Brasileiro S.A. (ADR), strike price $110, expires 06/18/07	(12,000)
(35)	Petroleo Brasileiro S.A. (ADR), strike price $95, expires 05/21/07	(25,200)
(9,800)	Philippine Long Distance Telephone Co. (ADR), strike price $51.67, expires 05/18/07	(27,109)
(170)	Philippine Long Distance Telephone Co. (ADR), strike price $55, expires 06/18/07	(37,400)
(13,000)	Piraeus Bank S.A., strike price 24.75 EUR, expires 05/08/07	(35,509)
(27,200)	Piraeus Bank S.A., strike price 26.98 EUR, expires 05/31/07	(23,527)
(50)	Potash Corp. of Saskatchewan, strike price $165, expires 05/21/07	(81,000)
(35)	Potash Corp. of Saskatchewan, strike price $175, expires 06/18/07	(42,000)
(140)	Procter & Gamble Co., strike price $65, expires 06/18/07	(19,460)
(95)	Public Service Enterprise Group, Inc., strike price $77, expires 05/07/07	(89,979)
(25)	Public Service Enterprise Group, Inc., strike price $80, expires 06/18/07	(19,250)
(15,600)	Publishing & Broadcasting Ltd., strike price 19.54 AUD, expires 05/29/07	(14,313)
(42,000)	Publishing & Broadcasting Ltd., strike price 20.39 AUD, expires 06/26/07	(25,950)
(7,800)	QBE Insurance Group Ltd., strike price 31 AUD, expires 05/29/07	(3,969)
(35,000)	QBE Insurance Group Ltd., strike price 33.37 AUD, expires 06/26/07	(7,552)
(130)	Rodamco Europe N.V., strike price 106 EUR, expires 06/15/07	(93,137)
(6,000)	RWE AG, strike price 82.85 EUR, expires 06/12/07	(5,426)
(54)	RWE AG, strike price 86 EUR, expires 06/15/07	(2,137)

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(15,000)	SBM Offshore N.V., strike price 26.89 EUR, expires 05/08/07	$(3,572)
(26,000)	SBM Offshore N.V., strike price 27.40 EUR, expires 06/22/07	(18,563)
(8,000)	Schneider Electric S.A., strike price 92.50 EUR, expires 06/15/07	(130,827)
(19,000)	Scottish & Southern Energy Plc, strike price 15.14 GBP, expires 05/08/07	(7,739)
(40,000)	Scottish & Southern Energy Plc, strike price 15.26 GBP, expires 05/31/07	(32,352)
(80)	Siemens AG, strike price 92 EUR, expires 06/15/07	(21,944)
(391,000)	Singapore Telecommunications Ltd., strike price 3.54 SGD, expires 06/26/07	(24,846)
(58,000)	Skanska AB, B Shares, strike price 154.22 SEK, expires 06/12/07	(61,736)
(93,000)	Smiths Group Plc, strike price 10.28 GBP, expires 05/31/07	(119,162)
(781,000)	SP AusNet, strike price 1.42 AUD, expires 06/26/07	(44,991)
(157,000)	SP AusNet, strike price 1.46 AUD, expires 05/29/07	(4,932)
(87,000)	St. George Bank Ltd., strike price 35.17 AUD, expires 06/26/07	(109,810)
(30)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 05/21/07	(1,650)
(120)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 06/18/07	(18,000)
(142,000)	Storebrand ASA, strike price 106.02 NOK, expires 06/12/07	(66,540)
(12,000)	Stryker Corp., strike price $67.51, expires 05/18/07	(4,586)
(60)	Stryker Corp., strike price $70, expires 06/18/07	(2,400)
(80)	Sumitomo Mitsui Financial Group, Inc., strike price 1 JPY, expires 05/09/07	(83)
(125)	Sunoco, Inc., strike price $74, expires 05/30/07	(46,131)
(11,000)	Svenska Cellulosa AB, strike price 375.50 SEK, expires 05/08/07	(65)
(14,300)	Svenska Cellulosa AB, strike price 384.94 SEK, expires 06/12/07	(2,554)
(5,200)	Syngenta AG, strike price 240.18 CHF, expires 06/12/07	(39,623)
(385)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.75, expires 07/12/07	(9,625)
(87,700)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.40, expires 05/18/07	(2,698)
(24,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.70, expires 06/15/07	(772)
(12,500)	Teck Cominco Ltd., Class B, strike price 45 CAD, expires 07/20/07	(29,131)
(70)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 05/21/07	(631)
(270)	TELUS Corp., strike price 60 CAD, expires 05/21/07	(54,735)
(100)	TELUS Corp., strike price 64 CAD, expires 08/18/07	(22,525)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(12,800)	Textron, Inc., strike price $101.61, expires 06/29/07	$(52,641)
(35)	Textron, Inc., strike price $95, expires 06/18/07	(29,400)
(97,000)	Truworths Intl. Ltd., strike price 37.44 ZAR, expires 06/12/07	(40,484)
(57,700)	Truworths Intl. Ltd., strike price 37.83 ZAR, expires 06/06/07	(20,889)
(180)	UBS AG, strike price 78 CHF, expires 06/15/07	(47,692)
(152,800)	Unicredito Italiano S.p.A., strike price 7.39 EUR, expires 05/08/07	(47,021)
(28,700)	United Overseas Bank Ltd., strike price 21.22 SGD, expires 05/29/07	(14,188)
(131,000)	United Overseas Bank Ltd., strike price 23.37 SGD, expires 06/26/07	(24,468)
(165,000)	United Utilities Plc, strike price 7.55 GBP, expires 05/31/07	(42,484)
(175)	Vodafone Group Plc (ADR), strike price $27.50, expires 05/21/07	(27,125)
(70)	Vodafone Group Plc (ADR), strike price $28.50, expires 06/22/07	(5,984)
(115)	Vodafone Group Plc (ADR), strike price $30, expires 07/23/07	(5,750)
(30,000)	Wartsila Oyj, B Shares, strike price 46.32 EUR, expires 05/31/07	(153,775)
(180)	Waters Corp., strike price $60, expires 05/19/07	(17,100)
(38,000)	Whitbread Plc, strike price 19.39 GBP, expires 05/31/07	(31,693)
(32,500)	Windstream Corp., strike price $15, expires 05/25/07	(4,505)
(300)	Windstream Corp., strike price $15, expires 06/18/07	(10,500)
(125)	Yum! Brands, Inc., strike price $63, expires 06/22/07	(17,381)
(85)	Yum! Brands, Inc., strike price $65, expires 07/23/07	(11,050)
(40)	Zimmer Holdings, Inc., strike price $90, expires 05/21/07	(6,800)
(70)	Zimmer Holdings, Inc., strike price $90, expires 06/18/07	(21,700)

	Total Outstanding Call Options Written (premium received $(4,899,753))	(7,722,114)

	OUTSTANDING PUT OPTION WRITTEN—0.0%
(70,000)	Verigy Ltd., strike price $23.75, expires 05/18/07 (premium received $(38,500))	(35,239)

	Total Outstanding Options Written (premium received $(4,938,253))	(7,757,353)

	Total Investments net of outstanding options written—98.2%	$354,708,927
	Other assets in excess of liabilities—1.8%	6,428,062

	Net Assets—100.0%	$361,136,989

See Notes to Financial Statements.

BlackRock Global Opportunities Equity Trust (BOE) (continued)

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Represents current yield as of April 30, 2007.
[4]

Cost for federal income tax purposes is $320,463,333. The net unrealized appreciation on a tax basis is $42,002,947, consisting of $44,377,570 gross unrealized appreciation and $2,374,623 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Health Sciences Trust (BME)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—88.8%
		Common Stocks—88.8%
		Biotechnology—19.6%
186,600	[1]	Alexion Pharmaceuticals, Inc.	$7,811,076
99,500	[1]	Applera Corp. - Celera Group	1,393,000
96,400		Biogen Idec, Inc.	4,551,044
58,200	[1]	Charles River Laboratories Intl., Inc.	2,756,352
74,500	[1]	Genentech, Inc.	5,959,255
90,700	[1]	Integra LifeSciences Holdings Corp.	4,133,199
99,067	[1]	InterMune, Inc.	2,864,027
191,718	[1]	Kosan Biosciences, Inc.	1,102,378
138,400	[1]	Myriad Genetics, Inc.	5,058,520
64,537	[1]	NicOx S.A.	1,721,330
120,800	[1]	Regeneron Pharmaceuticals, Inc.	3,285,760
21,300	[1]	Seattle Genetics, Inc.	202,563
40,500	[1]	Vertex Pharmaceuticals, Inc.	1,244,970
54,000	[1]	XOMA Ltd.	183,600

		Total Biotechnology	42,267,074

		Distribution/Wholesale—1.1%
22,300	[1]	MWI Veterinary Supply, Inc.	828,668
46,200		Owen & Minor, Inc.	1,633,170

		Total Distribution/Wholesale	2,461,838

		Electronics—1.6%
39,200	[1]	Varian, Inc.	2,272,032
19,700	[1]	Waters Corp.	1,170,771

		Total Electronics	3,442,803

		Healthcare Products—30.9%
18,900	[1]	Alcon, Inc.	2,550,177
93,800		Baxter Intl., Inc.	5,311,894
72,000		Becton Dickinson & Co.	5,665,680
94,800		Biomet, Inc.	4,095,360
26,400		Cooper Cos., Inc. (The)	1,349,040
83,000	[1]	Cyberonics, Inc.	1,814,380
105,300		Dentsply Intl., Inc.	3,518,073
38,100	[1]	Edwards Lifesciences Corp.	1,866,900
143,300		Johnson & Johnson	9,202,726
128,600		Medtronic, Inc.	6,806,798
52,600	[1]	SenoRx, Inc.	418,170
29,800		St. Jude Medical, Inc.	1,275,142
126,500		Stryker Corp.	8,214,910
133,600	[1]	Thoratec Corp.	2,621,232
41,100	[1]	Ventana Medical Systems, Inc.	1,997,049
211,500	[1]	Wright Medical Group, Inc.	4,995,630
52,100		Zimmer Holdings, Inc.	4,714,008

		Total Healthcare Products	66,417,169

		Healthcare Services—6.3%
89,100		Aetna, Inc.	4,177,008
84,000	[2]	Manor Care, Inc.	5,450,760
19,600	[1]	Pediatrix Medical Group, Inc.	1,118,180
53,500		UnitedHealth Group, Inc.	2,838,710

		Total Healthcare Services	13,584,658

		Pharmaceuticals—28.5%
88,500		Abbott Laboratories	5,010,870
200,938	[1]	BioMarin Pharmaceuticals, Inc.	3,247,158
21,900	[1]	Cardiome Pharma Corp.	204,765
68,700	[1]	CV Therapeutics, Inc.	579,141

Shares		Description	Value

		Pharmaceuticals—(cont’d)
65,100		Gilead Sciences, Inc.	$5,319,972
221,800	[2]	Merck & Co., Inc.	11,409,392
29,500		Novartis AG (ADR)	1,713,655
185,900	[2]	Pfizer, Inc.	4,918,914
66,500	[1]	Poniard Pharmaceuticals, Inc.	462,175
60,550		Roche Holding AG	11,401,996
206,000		Schering-Plough Corp.	6,536,380
55,900	[1]	Tongjitang Chinese Medicines Co. (ADR)	595,335
9,600	[1]	United Therapeutics Corp.	536,736
168,300		Wyeth	9,340,650

		Total Pharmaceuticals	61,277,139

		Retail—0.8%
48,700		CVS/Caremark Corp.	1,764,888

		Total Common Stocks
		(cost $166,123,720)	191,215,569

		SHORT-TERM INVESTMENTS—18.1%
		Money Market Fund—3.0%
6,527,546	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.97%	6,527,546

Principal Amount

		U.S. Government and Agency Discount Notes—15.1%
$32,400,000	[4]	Federal Home Loan Bank Disc. Notes, 5.06%, 5/01/07	32,400,000

		Total Short-Term Investments
		(cost $38,927,546)	38,927,546

		Total Investments before outstanding options written (cost $205,051,2665)	230,143,115

Contracts

	OUTSTANDING OPTIONS WRITTEN—(0.8)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.8)%
(250)	Abbott Laboratories, strike price $56.25, expires 06/05/07	(41,358)
(200)	Aetna, Inc., strike price $45, expires 05/21/07	(53,000)
(250)	Alexion Pharmaceuticals, Inc., strike price $45, expires 05/21/07	(11,250)
(81)	Alexion Pharmaceuticals, Inc., strike price $45, expires 06/18/07	(10,125)
(100)	Alexion Pharmaceuticals, Inc., strike price $50, expires 05/21/07	(1,000)
(50)	Applera Corp. - Celera Group, strike price $15, expires 05/21/07	(750)
(200)	Applera Corp. - Celera Group, strike price $17.50, expires 06/16/07	(3,000)
(200)	Baxter Intl., Inc., strike price $52.50, expires 05/19/07	(88,000)
(100)	Becton Dickinson & Co., strike price $80, expires 05/21/07	(6,000)
(100)	Biogen Idec, Inc., strike price $50, expires 06/18/07	(8,500)
(100)	Biogen Idec, Inc., strike price $50, expires 07/23/07	(14,000)

See Notes to Financial Statements.

BlackRock Health Sciences Trust (BME) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	BioMarin Pharmaceuticals, Inc., strike price $17.50, expires 05/21/07	$(5,000)
(100)	Cardiome Pharma Corp., strike price $12.50, expires 06/18/07	(2,000)
(100)	Charles River Laboratories Intl., Inc., strike price $50, expires 05/21/07	(4,000)
(60)	Cooper Cos., Inc. (The), strike price $50, expires 05/21/07	(14,400)
(100)	Cyberonics, Inc., strike price $22.50, expires 05/21/07	(8,000)
(300)	Dentsply Intl., Inc., strike price $33.25, expires 05/25/07	(25,263)
(50)	Edwards Lifesciences Corp., strike price $50, expires 05/21/07	(5,250)
(50)	Genentech, Inc., strike price $85, expires 05/21/07	(1,250)
(50)	Genentech, Inc., strike price $90, expires 06/18/07	(1,250)
(100)	Gilead Sciences, Inc., strike price $80, expires 05/21/07	(29,500)
(40)	Integra LifeSciences Holdings Corp., strike price $45, expires 06/18/07	(9,800)
(100)	Integra LifeSciences Holdings Corp., strike price $50, expires 06/18/07	(5,500)
(250)	Johnson & Johnson, strike price $65, expires 05/21/07	(11,250)
(230)	Manor Care, Inc., strike price $55, expires 05/19/07	(236,900)
(200)	Medtronic, Inc., strike price $55, expires 05/19/07	(6,000)
(250)	Merck & Co., Inc., strike price $46.50, expires 05/30/07	(128,684)
(300)	Merck & Co., Inc., strike price $46.50, expires 06/29/07	(161,169)
(100)	Myriad Genetics, Inc., strike price $35, expires 05/21/07	(21,000)
(250)	Myriad Genetics, Inc., strike price $38, expires 05/30/07	(147)
(500)	Pfizer, Inc., strike price $27.50, expires 06/18/07	(10,000)
(200)	Regeneron Pharmaceuticals, Inc., strike price $22.50, expires 05/21/07	(106,000)
(150)	Regeneron Pharmaceuticals, Inc., strike price $30, expires 06/18/07	(16,500)
(11,000)	Roche Holding AG, strike price 220 CHF, expires 06/12/07	(98,605)
(225)	Schering-Plough Corp., strike price $25, expires 05/21/07	(153,000)
(250)	Schering-Plough Corp., strike price $25.50, expires 05/31/07	(163,000)
(50)	St. Jude Medical, Inc., strike price $45, expires 05/21/07	(1,750)
(100)	Stryker Corp., strike price $65, expires 05/21/07	(13,500)
(50)	Stryker Corp., strike price $65, expires 06/16/07	(10,500)
(10,000)	Stryker Corp., strike price $67.51, expires 05/18/07	(3,822)
(100)	Stryker Corp., strike price $70, expires 06/18/07	(4,000)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(200)	Thoratec Corp., strike price $22.50, expires 05/21/07	$(2,000)
(100)	UnitedHealth Group, Inc., strike price $55, expires 06/18/07	(11,000)
(30)	Varian, Inc., strike price $60, expires 05/21/07	(1,800)
(100)	Ventana Medical Systems, Inc., strike price $50, expires 06/18/07	(14,000)
(30)	Vertex Pharmaceuticals, Inc., strike price $35, expires 05/21/07	(600)
(100)	Waters Corp., strike price $60, expires 05/19/07	(9,500)
(200)	Wright Medical Group, Inc., strike price $25, expires 05/21/07	(8,000)
(80,000)	Wright Medical Group, Inc., strike price $26, expires 05/30/07	(12,533)
(200)	Wyeth, strike price $57.50, expires 05/21/07	(5,000)
(235)	Wyeth, strike price $57.50, expires 07/23/07	(28,200)
(250)	Wyeth, strike price $60, expires 07/23/07	(13,750)
(150)	Zimmer Holdings, Inc., strike price $90, expires 06/18/07	(46,500)

	Total Outstanding Call Options Written (premium received $(879,826))	(1,646,906)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(150)	Abbott Laboratories, strike price $55, expires 05/21/07	(4,500)
(30)	Abbott Laboratories, strike price $57.50, expires 05/21/07	(4,350)
(25,000)	Aetna, Inc., strike price $44, expires 05/18/07	(5,902)
(10)	Alcon, Inc., strike price $135, expires 05/21/07	(3,430)
(100)	Becton Dickinson & Co., strike price $75, expires 05/21/07	(2,500)
(100)	Cyberonics, Inc., strike price $20, expires 05/21/07	(3,500)
(400)	Gilead Sciences, Inc., strike price $75, expires 05/21/07	(8,000)
(300)	Gilead Sciences, Inc., strike price $80, expires 05/21/07	(25,500)
(20)	Noble Corp., strike price $35, expires 05/21/07	(900)
(50)	Pediatrix Medical Group, Inc., strike price $55, expires 05/21/07	(2,250)
(100)	Stryker Corp., strike price $65, expires 05/21/07	(11,500)

	Total Outstanding Put Options Written (premium received $(118,616))	(72,332)

	Total Outstanding Options Written (premium received $(998,442))	(1,719,238)

	Total Investments net of outstanding options written—106.1%	$228,423,877
	Liabilities in excess of other assets—(6.1)%	(13,150,127)

	Net Assets—100.0%	$215,273,750

See Notes to Financial Statements.

BlackRock Health Sciences Trust (BME) (continued)

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Represents current yield as of April 30, 2007.
[4]	Rate shown is the yield to maturity as of the date of purchase.
[5]

Cost for federal income tax purposes is $206,326,629. The net unrealized appreciation on a tax basis is $23,816,486, consisting of $24,272,970 gross unrealized appreciation and $456,484 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
CHF	—	Swiss Franc

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock Real Asset Equity Trust (BCF)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—85.9%
		Common Stocks—85.9%
		Chemicals—7.3%
40,000		Agrium, Inc.	$1,549,200
157,400	[1]	Air Products & Chemicals, Inc.	12,041,100
106,900		Celanese Corp., Ser. A	3,545,873
109,025	[1]	Dow Chemical Co. (The)	4,863,605
377,879		E.I. du Pont de Nemours & Co.	18,580,311
154,052		Lyondell Chemical Co.	4,794,098
133,036		Olin Corp.	2,280,237
21,320		Potash Corp. of Saskatchewan	3,827,366
162,700		Praxair, Inc.	10,502,285
158,100		Rohm & Haas Co.	8,089,977

		Total Chemicals	70,074,052

		Coal—3.3%
180,000	[1]	Arch Coal, Inc.	6,492,600
232,100	[1]	Consol Energy, Inc.	9,718,027
272,300		Massey Energy Co.	7,333,039
177,200		Peabody Energy Corp.	8,502,056

		Total Coal	32,045,722

		Forest Products & Paper—6.4%
469,992	[1]	Intl. Paper Co.	17,728,098
347,011		MeadWestvaco Corp.	11,576,287
213,383		Temple-Inland, Inc.	12,640,809
449,703		Votorantim Celulose e Papel S.A. (ADR)	8,985,066
142,604		Weyerhauser Co.	11,297,089

		Total Forest Products & Paper	62,227,349

		Iron & Steel—0.7%
27,900		Allegheny Technologies, Inc.	3,057,282
29,800		Carpenter Technology Corp.	3,616,826

		Total Iron & Steel	6,674,108

		Machinery—2.4%
263,625		Caterpillar, Inc.	19,144,448
37,983		Deere & Co.	4,155,340

		Total Machinery	23,299,788

		Metal—0.9%
5,795,000		Jiangxi Copper Co. Ltd.	8,160,067

		Mining—35.3%
198,000		Aber Diamond Corp.	7,155,401
288,950	[2]	African Rainbow Minerals Ltd.	4,840,568
150,000	[1]	Agnico-Eagle Mines Ltd.	5,292,000
250,000	[2]	Alamos Gold, Inc.	1,502,388
79,450	[1]	Alcan, Inc.	4,677,222
153,550	[1]	Alcoa, Inc.	5,449,489
1,969,600		Alumina Ltd.	11,628,134
190,050		Anglo American Plc	10,008,112
46,500		Anglo Platinum Ltd.	7,469,016
693,000		Antofagasta Plc	7,344,615
112,700	[1]	Barrick Gold Corp.	3,167,997
982,000		BHP Billiton Plc	21,942,090
162,450	[1]	Cia de Minas Buenaventura S.A. (ADR)	5,292,621
413,050	[1]	Cia Vale do Rio Doce (ADR)	16,773,960
23,450		Eramet	5,614,026
252,000		First Quantum Minerals Ltd.	17,398,649
124,500	[1]	Freeport-McMoRan Copper & Gold, Inc.	8,361,420
64,000		Gold Fields Ltd.	1,144,465

Shares		Description	Value

		Mining—(cont’d)
202,750	[1]	Goldcorp, Inc.	$4,934,935
1,302,500		Iluka Resources Ltd.	6,272,978
563,900		Impala Platinum Holdings Ltd.	18,187,789
650,317		Industrias Penoles SA de CV	8,045,906
640,900		Jubille Mines NL	8,992,180
253,000		Kazakhmys Plc	5,730,376
1,984,867	[2]	Lihir Gold Ltd.	4,892,637
64,000		Lonmin Plc	4,183,178
1,926,950		Minara Resources Ltd.	11,762,653
1,558,650		Minsur S.A.	5,172,576
19,250		MMC Norilsk Nickel	3,666,885
3,800		MMC Norilsk Nickel (ADR)	741,371
63,900	[1]	Newmont Mining Corp.	2,664,630
2,340,050		Oxiana Ltd.	5,887,876
377,400		Rio Tinto Plc	22,932,681
32,550	[1]	Southern Copper Corp.	2,613,765
906,850		Straits Resources Ltd.	2,959,058
180,150		Teck Cominco Ltd., Class B	13,648,809
435,000		Vedanta Resources Plc	11,844,354
440,032		Xstrata Plc	22,897,887
7,315,250		Zijin Mining Group Co. Ltd.	4,237,156
1,788,500		Zinifex Ltd.	24,427,220

		Total Mining	341,759,073

		Oil & Gas—21.1%
65,900		Apache Corp.	4,777,750
378,114		BG Group Plc	5,448,615
74,500	[2]	Bill Barrett Corp.	2,749,050
202,475	[2]	Cairn Energy Plc	6,802,149
162,600		Canadian Natural Resources Ltd.	9,692,586
165,384		Chesapeake Energy Corp.	5,581,710
332,600	[2]	Compton Petroleum Corp.	3,554,046
47,000		Devon Energy Corp.	3,424,890
53,000		EnCana Corp.	2,779,850
155,300		ENSCO Intl., Inc.	8,755,814
146,800		EOG Resources, Inc.	10,780,992
126,000	[2]	Exploration Co. of Delaware, Inc. (The)	1,306,620
69,900	[2]	Forest Oil Corp.	2,463,276
367,800	[2]	Galleon Energy, Inc.	5,368,376
154,700		GlobalSantaFe Corp.	9,889,971
196,900		Helmerich & Payne, Inc.	6,357,901
159,800		Hess Corp.	9,068,650
77,000		Husky Energy, Inc.	5,872,660
51,700		Marathon Oil Corp.	5,250,135
82,900	[2]	Nabors Industries Ltd.	2,662,748
81,100	[2]	Newfield Exploration Co.	3,548,125
69,400		Noble Corp.	5,844,174
129,800		Noble Energy, Inc.	7,633,538
205,600		Norsk Hydro ASA	7,086,683
102,900		Occidental Petroleum Corp.	5,217,030
22,000		Petroleo Brasileiro S.A. (ADR)	2,227,060
40,700	[2]	Plains Exploration & Production Co.	1,912,493
101,300	[2]	Pride Intl., Inc.	3,323,653
117,800	[2]	Quicksilver Resources, Inc.	4,931,108
72,300		Range Resources Corp.	2,642,565
136,400	[2]	Real Resources, Inc.	1,137,998
164,300	[2]	SeaDrill Ltd.	2,668,682
86,500	[2]	Southwestern Energy Co.	3,633,000

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		Oil & Gas—(cont’d)
107,800	[2]	Statoil ASA (ADR)	$3,025,946
80,600		Suncor Energy, Inc.	6,488,300
193,000		Talisman Energy, Inc.	3,667,000
84,400	[2]	TODCO	3,836,824
8,100		Total S.A. (ADR)	596,889
128,900		Transocean, Inc.	11,111,180
35,000	[2]	Unit Corp.	2,000,250
60,600		Valero Energy Corp.	4,255,938
88,000		XTO Energy, Inc.	4,775,760

		Total Oil & Gas	204,151,985

		Oil & Gas Services—6.9%
188,600	[2]	Acergy S.A.	4,033,719
45,900	[2]	Cameron Intl. Corp.	2,963,763
82,800	[2]	Cie Generale de Geophysique-Veritas (ADR)	3,443,652
129,000	[2]	Core Laboratories N.V.	11,728,680
52,189	[2]	FMC Technologies, Inc.	3,699,157
138,300	[2]	Grant Prideco, Inc.	7,127,982
83,800	[2]	Hanover Compressor Co.	1,812,594
98,500	[2]	Helix Energy Solutions Group, Inc.	3,768,610
83,100	[2]	Hercules Offshore, Inc.	2,611,833
51,800	[2]	National Oilwell Varco, Inc.	4,395,230
166,700		Pason Systems, Inc.	2,341,520
73,200		SBM Offshore N.V.	2,622,826
93,300		Schlumberger Ltd.	6,888,339
47,200		Smith Intl., Inc.	2,475,168
130,400	[2]	Weatherford Intl. Ltd.	6,844,696

		Total Oil & Gas Services	66,757,769

		Pipelines—1.4%
143,000		Questar Corp.	13,889,590

		Transportation—0.2%
63,400		DryShips, Inc.	2,243,092

		Total Common Stocks (cost $681,605,352)	831,282,595

		SHORT-TERM INVESTMENTS—14.9%
		Money Market Fund—2.8%
27,292,879	[3]	Fidelity Institutional Money Market Prime Portfolio, 4.97%	27,292,879

Principal Amount

		U.S. Government and Agency Discount Notes—12.1%
$117,070,000	[4]	Federal Home Loan Bank Disc. Notes, 5.06%, 5/01/07	117,070,000

		Total Short-Term Investments (cost $144,362,879)	144,362,879

		Total Investments before outstanding options written (cost $825,968,2315)	975,645,474

Contracts	Description	Value

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(320)	Aber Diamond Corp, strike price 44 CAD, expires 05/21/07	$(2,595)
(46,000)	Acergy S.A., strike price 122.53 NOK, expires 05/08/07	(59,913)
(25,000)	Acergy S.A., strike price 131 NOK, expires 06/12/07	(20,451)
(57,000)	African Rainbow Minerals Ltd., strike price 106.05 ZAR, expires 05/08/07	(103,396)
(35,200)	African Rainbow Minerals Ltd., strike price 106.65 ZAR, expires 06/06/07	(73,751)
(250)	Agnico-Eagle Mines Ltd., strike price $40, expires 05/21/07	(5,000)
(100)	Agrium, Inc., strike price $40, expires 05/21/07	(9,000)
(10,000)	Agrium, Inc., strike price $42, expires 07/20/07	(15,200)
(100)	Air Products & Chemicals, Inc., strike price $75, expires 05/21/07	(23,500)
(100)	Air Products & Chemicals, Inc., strike price $75, expires 06/18/07	(32,000)
(32,000)	Air Products & Chemicals, Inc., strike price $76, expires 05/30/07	(61,936)
(100)	Alcan, Inc., strike price $55, expires 05/21/07	(53,000)
(250)	Alcan, Inc., strike price $60, expires 06/18/07	(48,750)
(210)	Alcoa, Inc., strike price $35, expires 07/23/07	(45,150)
(254)	Alcoa, Inc., strike price $37.50, expires 05/21/07	(5,080)
(50)	Allegheny Technologies, Inc., strike price $120, expires 07/23/07	(20,000)
(50)	Allegheny Technologies, Inc., strike price $125, expires 05/21/07	(1,000)
(329,000)	Alumina Ltd., strike price 7.68 AUD, expires 05/04/07	(19)
(327,000)	Alumina Ltd., strike price 7.92 AUD, expires 06/26/07	(28,930)
(43,100)	Anglo American Plc, strike price 25.96 GBP, expires 05/08/07	(84,406)
(20,000)	Anglo American Plc, strike price 26.37 GBP, expires 05/31/07	(49,395)
(8,400)	Anglo Platinum Ltd., strike price 1,103.90 ZAR, expires 05/08/07	(59,190)
(5,800)	Anglo Platinum Ltd., strike price 1,144.25 ZAR, expires 06/06/07	(43,828)
(117,900)	Antofagasta Plc, strike price 5.05 GBP, expires 05/08/07	(81,371)
(104,000)	Antofagasta Plc, strike price 5.09 GBP, expires 05/31/07	(79,585)
(150)	Apache Corp., strike price $75, expires 05/21/07	(11,250)
(100)	Arch Coal, Inc., strike price $35, expires 07/23/07	(33,000)

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(10,000)	Arch Coal, Inc., strike price $36, expires 05/18/07	$(11,947)
(500)	Arch Coal, Inc., strike price $40, expires 07/23/07	(60,000)
(250)	Barrick Gold Corp., strike price $30, expires 05/21/07	(5,000)
(60,000)	BG Group Plc, strike price 7.13 GBP, expires 05/08/07	(24,775)
(65,000)	BG Group Plc, strike price 7.54 GBP, expires 06/12/07	(24,449)
(167)	BHP Billiton Plc, strike price 11 GBP, expires 06/15/07	(232,093)
(150,000)	BHP Billiton Plc, strike price 11.85 GBP, expires 06/12/07	(82,124)
(300)	Bill Barrett Corp., strike price $40, expires 06/18/07	(24,000)
(150)	Cameron Intl. Corp., strike price $60, expires 05/21/07	(94,500)
(100)	Canadian Natural Resources Ltd., strike price $55, expires 06/18/07	(58,000)
(20,000)	Canadian Natural Resources Ltd., strike price $55.50, expires 05/18/07	(89,653)
(100)	Canadian Natural Resources Ltd., strike price $60, expires 05/21/07	(14,500)
(140)	Canadian Natural Resources Ltd., strike price $60, expires 06/18/07	(44,940)
(50)	Carpenter Technology Corp., strike price $135, expires 05/21/07	(1,500)
(50)	Carpenter Technology Corp., strike price $135, expires 06/18/07	(9,750)
(400)	Caterpillar, Inc., strike price $65, expires 05/21/07	(340,000)
(330)	Caterpillar, Inc., strike price $67.50, expires 05/21/07	(186,450)
(250)	Caterpillar, Inc., strike price $70, expires 05/21/07	(90,000)
(21,500)	Celanese Corp., Ser. A, strike price $31.14, expires 05/18/07	(49,571)
(200)	Celanese Corp., Ser. A, strike price $35, expires 06/18/07	(14,000)
(280)	Chesapeake Energy Corp., strike price $32.50, expires 07/23/07	(70,000)
(10,000)	Chesapeake Energy Corp., strike price $32.55, expires 05/18/07	(14,918)
(330)	Cia de Minas Buenaventura S.A. (ADR), strike price $30, expires 06/18/07	(108,900)
(220)	Cia de Minas Buenaventura S.A. (ADR), strike price $35, expires 05/21/07	(5,500)
(250)	Cia Vale do Rio Doce (ADR), strike price $37.50, expires 05/21/07	(87,500)
(250)	Cia Vale do Rio Doce (ADR), strike price $37.50, expires 06/18/07	(105,000)
(1,000)	Cia Vale do Rio Doce (ADR), strike price $45, expires 06/18/07	(55,000)
(150)	Cie Generale de Geophysique-Veritas (ADR), strike price $45, expires 05/21/07	(9,000)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(10,000)	Consol Energy, Inc., strike price $40.50, expires 06/15/07	$(30,112)
(10,000)	Consol Energy, Inc., strike price $41, expires 05/18/07	(18,689)
(500)	Consol Energy, Inc., strike price $45, expires 07/23/07	(95,000)
(50)	Core Laboratories N.V., strike price $100, expires 06/18/07	(5,750)
(150)	Core Laboratories N.V., strike price $90, expires 05/21/07	(57,000)
(200)	Core Laboratories N.V., strike price $90, expires 06/18/07	(94,000)
(100)	Deere & Co., strike price $120, expires 05/21/07	(7,500)
(100)	Devon Energy Corp., strike price $75, expires 05/21/07	(11,500)
(100)	Devon Energy Corp., strike price $75, expires 07/23/07	(30,000)
(100)	Dow Chemical Co. (The), strike price $45, expires 06/18/07	(14,000)
(25,000)	Dow Chemical Co. (The), strike price $47.25, expires 06/29/07	(15,207)
(150)	DryShips, Inc., strike price $25, expires 06/18/07	(163,500)
(60)	DryShips, Inc., strike price $30, expires 05/21/07	(34,800)
(11,000)	E.I. du Pont de Nemours & Co., strike price $52.50, expires 05/18/07	(297)
(250)	E.I. du Pont de Nemours & Co., strike price $52.50, expires 07/23/07	(12,500)
(250)	E.I. du Pont de Nemours & Co., strike price $55, expires 07/23/07	(3,750)
(26,000)	EnCana Corp., strike price $51, expires 05/18/07	(52,514)
(12,500)	ENSCO Intl., Inc., strike price $55, expires 05/18/07	(28,916)
(125)	ENSCO Intl., Inc., strike price $57, expires 06/29/07	(31,250)
(200)	ENSCO Intl., Inc., strike price $60, expires 06/18/07	(32,000)
(350)	EOG Resources, Inc., strike price $75, expires 05/21/07	(47,250)
(50)	EOG Resources, Inc., strike price $80, expires 07/23/07	(9,500)
(4,000)	Eramet, strike price 160.10 EUR, expires 05/31/07	(94,362)
(3,800)	Eramet, strike price 170.18 EUR, expires 06/12/07	(53,704)
(200)	Exploration Co. of Delaware, Inc. (The), strike price $11.50, expires 05/30/07	(4,669)
(100)	Exploration Co. of Delaware, Inc. (The), strike price $12.50, expires 08/20/07	(5,500)
(125)	Exploration Co. of Delaware, Inc. (The), strike price $15, expires 05/21/07	(625)
(440)	First Quantum Minerals Ltd., strike price 84 CAD, expires 05/21/07	(49,554)

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(400)	First Quantum Minerals Ltd., strike price 86 CAD, expires 07/23/07	$(126,138)
(100)	FMC Technologies, Inc., strike price $75, expires 05/21/07	(7,000)
(200)	Forest Oil Corp., strike price $35, expires 05/21/07	(22,000)
(250)	Freeport-McMoRan Copper & Gold, Inc., strike price $65, expires 05/21/07	(80,000)
(300)	GlobalSantaFe Corp., strike price $65, expires 05/21/07	(46,500)
(64,000)	Gold Fields Ltd., strike price 138 ZAR, expires 05/08/07	(686)
(25,000)	Grant Prideco, Inc., strike price $48, expires 05/18/07	(100,786)
(100)	Grant Prideco, Inc., strike price $55, expires 05/21/07	(6,000)
(300)	Hanover Compressor Co., strike price $22.50, expires 06/16/07	(28,500)
(100)	Helix Energy Solutions Group, Inc., strike price $35, expires 06/18/07	(44,000)
(100)	Helix Energy Solutions Group, Inc., strike price $40, expires 05/21/07	(11,500)
(130)	Helix Energy Solutions Group, Inc., strike price $40, expires 06/18/07	(16,900)
(100)	Helmerich & Payne, Inc., strike price $30, expires 06/18/07	(33,000)
(20,000)	Helmerich & Payne, Inc., strike price $32, expires 05/30/07	(25,201)
(30,000)	Helmerich & Payne, Inc., strike price $33, expires 05/30/07	(23,694)
(200)	Hercules Offshore, Inc., strike price $35, expires 06/18/07	(9,000)
(100)	Hess Corp., strike price $55, expires 05/21/07	(32,000)
(125)	Hess Corp., strike price $57.50, expires 05/30/07	(19,046)
(35,000)	Hess Corp., strike price $58.75, expires 06/15/07	(54,994)
(100)	Husky Energy, Inc., strike price 82 CAD, expires 05/21/07	(32,661)
(200)	Husky Energy, Inc., strike price 84 CAD, expires 07/23/07	(79,286)
(210,000)	Iluka Resources Ltd., strike price 6.28 AUD, expires 06/26/07	(17,121)
(222,000)	Iluka Resources Ltd., strike price 6.71 AUD, expires 05/03/07	(2)
(101,700)	Impala Platinum Holdings Ltd., strike price 220.74 ZAR, expires 05/08/07	(160,044)
(73,700)	Impala Platinum Holdings Ltd., strike price 231.62 ZAR, expires 06/06/07	(111,887)
(120,200)	Industrias Penoles SA de CV, strike price $126.49, expires 05/07/07	(96,063)
(100,000)	Industrias Penoles SA de CV, strike price 135.95 MXN, expires 06/01/07	(49,608)
(43,100)	Intl. Paper Co., strike price $37.25, expires 05/31/07	(51,761)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(440)	Intl. Paper Co., strike price $37.50, expires 07/23/07	$(79,200)
(680)	Intl. Paper Co., strike price $38, expires 06/22/07	(83,347)
(907,000)	Jiangxi Copper Co. Ltd., strike price 12.06 HKD, expires 06/26/07	(65,154)
(1,022,000)	Jiangxi Copper Co. Ltd., strike price 8.86 HKD, expires 05/04/07	(306,230)
(82,800)	Jubille Mines NL, strike price 17.26 AUD, expires 05/03/07	(6,675)
(130,000)	Jubille Mines NL, strike price 19.05 AUD, expires 06/26/07	(31,838)
(41,000)	Kazakhmys Plc, strike price 12 GBP, expires 06/12/07	(22,197)
(43,100)	Kazakhmys Plc, strike price 12.43 GBP, expires 05/08/07	(598)
(272,300)	Lihir Gold Ltd., strike price 3.23 AUD, expires 05/04/07	(147,024)
(253,225)	Lihir Gold Ltd., strike price 3.26 AUD, expires 06/26/07	(137,372)
(17,900)	Lonmin Plc, strike price 32.58 GBP, expires 05/31/07	(52,906)
(10,900)	Lonmin Plc, strike price 33.06 GBP, expires 05/08/07	(13,514)
(300)	Lyondell Chemical Co., strike price $35, expires 06/18/07	(6,000)
(200)	Lyondell Chemical Co., strike price $35, expires 09/24/07	(20,200)
(125)	Marathon Oil Corp., strike price $105, expires 05/21/07	(18,750)
(100)	Marathon Oil Corp., strike price $105, expires 07/23/07	(40,000)
(50,000)	MeadWestvaco Corp., strike price $31.25, expires 05/30/07	(114,774)
(72,000)	MeadWestvaco Corp., strike price $32.47, expires 06/29/07	(121,149)
(292,000)	Minara Resources Ltd., strike price 6.61 AUD, expires 05/04/07	(199,975)
(350,000)	Minara Resources Ltd., strike price 8.78 AUD, expires 06/26/07	(44,836)
(450,000)	Minsur S.A., strike price $10.04, expires 05/30/07	(91,845)
(3,800)	MMC Norilsk Nickel (ADR), strike price $205.92, expires 06/12/07	(20,745)
(200)	Nabors Industries Ltd., strike price $35, expires 06/18/07	(10,000)
(100)	National Oilwell Varco, Inc., strike price $75, expires 05/21/07	(107,000)
(100)	National Oilwell Varco, Inc., strike price $85, expires 06/18/07	(40,200)
(100)	Newfield Exploration Co., strike price $45, expires 05/21/07	(11,500)
(100)	Newfield Exploration Co., strike price $45, expires 06/18/07	(17,000)
(100)	Newmont Mining Corp., strike price $45, expires 05/21/07	(1,500)

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(125)	Newmont Mining Corp., strike price $47.50, expires 06/18/07	$(2,500)
(40)	Noble Corp., strike price $80, expires 06/18/07	(38,000)
(100)	Noble Corp., strike price $85, expires 05/21/07	(23,000)
(50)	Noble Corp., strike price $85, expires 06/18/07	(26,500)
(100)	Noble Corp., strike price $90, expires 05/21/07	(8,000)
(250)	Noble Energy, Inc., strike price $55, expires 05/21/07	(137,500)
(12,500)	Noble Energy, Inc., strike price $61, expires 06/15/07	(17,176)
(200)	Noble Energy, Inc., strike price $65, expires 05/21/07	(3,000)
(37,800)	Norsk Hydro ASA, strike price 201.11 NOK, expires 05/07/07	(52,519)
(30,000)	Norsk Hydro ASA, strike price 205 NOK, expires 06/12/07	(51,786)
(165)	Occidental Petroleum Corp., strike price $50, expires 05/21/07	(24,750)
(290)	Olin Corp., strike price $17, expires 06/05/07	(16,060)
(150)	Olin Corp., strike price $17.50, expires 05/21/07	(3,000)
(404,000)	Oxiana Ltd., strike price 2.93 AUD, expires 05/04/07	(37,799)
(375,000)	Oxiana Ltd., strike price 3.28 AUD, expires 06/26/07	(23,509)
(27,500)	Pason Systems, Inc., strike price 15 CAD, expires 05/18/07	(19,900)
(27,500)	Pason Systems, Inc., strike price 15.30 CAD, expires 06/15/07	(19,552)
(250)	Peabody Energy Corp., strike price $45, expires 06/18/07	(105,000)
(330)	Peabody Energy Corp., strike price $50, expires 06/18/07	(69,300)
(100)	Peabody Energy Corp., strike price $55, expires 06/18/07	(5,000)
(5,000)	Petroleo Brasileiro S.A. (ADR), strike price $105, expires 06/15/07	(12,368)
(50)	Petroleo Brasileiro S.A. (ADR), strike price $110, expires 05/21/07	(3,250)
(50)	Potash Corp. of Saskatchewan, strike price $200, expires 06/18/07	(12,750)
(250)	Praxair, Inc., strike price $66, expires 05/07/07	(1,565)
(300)	Praxair, Inc., strike price $70, expires 07/23/07	(13,500)
(250)	Pride Intl., Inc., strike price $35, expires 05/21/07	(16,250)
(100)	Pride Intl., Inc., strike price $35, expires 07/23/07	(14,000)
(50)	Questar Corp., strike price $95, expires 05/21/07	(25,000)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(425)	Questar Corp., strike price $95, expires 07/23/07	$(250,750)
(100)	Quicksilver Resources, Inc., strike price $43.75, expires 06/29/07	(18,500)
(100)	Quicksilver Resources, Inc., strike price $45, expires 05/21/07	(4,500)
(200)	Quicksilver Resources, Inc., strike price $45, expires 06/18/07	(23,000)
(200)	Range Resources Corp., strike price $40, expires 06/18/07	(8,000)
(62)	Rio Tinto Plc, strike price 29.36 GBP, expires 06/15/07	(283,825)
(64,300)	Rio Tinto Plc, strike price 29.99 GBP, expires 05/08/07	(133,692)
(400)	Rohm & Haas Co., strike price $55, expires 07/23/07	(28,000)
(25,000)	SBM Offshore N.V., strike price 27.40 EUR, expires 06/22/07	(17,849)
(23,400)	SBM Offshore N.V., strike price 28.64 EUR, expires 05/08/07	(70)
(50)	Schlumberger Ltd., strike price $67.50, expires 05/21/07	(33,500)
(250)	Schlumberger Ltd., strike price $70, expires 05/21/07	(125,000)
(41,000)	SeaDrill Ltd., strike price 107.10 NOK, expires 06/12/07	(14,238)
(100)	Smith Intl., Inc., strike price $50, expires 05/21/07	(40,000)
(100)	Smith Intl., Inc., strike price $55, expires 06/18/07	(11,500)
(19)	Southern Copper Corp., strike price $60, expires 06/18/07	(38,190)
(10,000)	Southern Copper Corp., strike price $88.81, expires 06/29/07	(11,637)
(100)	Southwestern Energy Co., strike price $41, expires 06/29/07	(37,000)
(250)	Southwestern Energy Co., strike price $45, expires 05/21/07	(15,000)
(100)	Statoil ASA (ADR), strike price $28.50, expires 05/30/07	(9,184)
(350)	Statoil ASA (ADR), strike price $29, expires 06/29/07	(21,000)
(158,000)	Straits Resources Ltd., strike price 3.35 AUD, expires 05/04/07	(77,547)
(144,000)	Straits Resources Ltd., strike price 4.12 AUD, expires 06/26/07	(20,109)
(150)	Suncor Energy, Inc., strike price $80, expires 06/18/07	(51,000)
(150)	Suncor Energy, Inc., strike price $85, expires 06/18/07	(27,000)
(250)	Talisman Energy, Inc., strike price $18.50, expires 06/11/07	(29,931)
(400)	Talisman Energy, Inc., strike price $20, expires 07/23/07	(36,000)
(150)	Teck Cominco Ltd., Class B, strike price 45 CAD, expires 08/20/07	(42,571)

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(200)	Teck Cominco Ltd., Class B, strike price 46 CAD, expires 05/21/07	$(7,208)
(250)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 05/21/07	(2,252)
(450)	Temple-Inland, Inc., strike price $62.25, expires 06/20/07	(60,617)
(25,000)	Temple-Inland, Inc., strike price $62.51, expires 07/20/07	(36,250)
(280)	TODCO, strike price $40, expires 06/18/07	(173,600)
(50)	Total S.A. (ADR), strike price $75, expires 05/19/07	(4,000)
(100)	Transocean, Inc., strike price $85, expires 05/21/07	(34,000)
(25,000)	Transocean, Inc., strike price $86, expires 06/15/07	(100,588)
(100)	Transocean, Inc., strike price $95, expires 05/21/07	(2,900)
(100)	Unit Corp., strike price $60, expires 06/18/07	(10,000)
(100)	Valero Energy Corp., strike price $65, expires 05/21/07	(58,000)
(68,000)	Vedanta Resources Plc, strike price 14.25 GBP, expires 06/12/07	(67,927)
(74,000)	Vedanta Resources Plc, strike price 14.38 GBP, expires 05/08/07	(14,039)
(50,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $19, expires 05/18/07	(55,668)
(370)	Votorantim Celulose e Papel S.A. (ADR), strike price $20, expires 06/18/07	(49,950)
(50,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $20.91, expires 07/20/07	(32,615)
(200)	Weatherford Intl. Ltd., strike price $43, expires 05/11/07	(191,287)
(100)	Weatherford Intl. Ltd., strike price $50, expires 05/21/07	(34,000)
(100)	Weatherford Intl. Ltd., strike price $55, expires 06/18/07	(14,500)
(330)	Weyerhauser Co., strike price $80, expires 07/23/07	(132,000)
(100)	Weyerhauser Co., strike price $85, expires 07/23/07	(21,500)
(64,300)	Xstrata Plc, strike price 25.42 GBP, expires 05/08/07	(150,221)
(82,000)	Xstrata Plc, strike price 26.47 GBP, expires 05/31/07	(173,038)
(1,227,500)	Zijin Mining Group Co. Ltd., strike price 4.36 HKD, expires 05/04/07	(39,320)
(1,208,000)	Zijin Mining Group Co. Ltd., strike price 5.06 HKD, expires 06/26/07	(30,924)
(315,000)	Zinifex Ltd., strike price 16.84 AUD, expires 06/26/07	(190,072)
(280,000)	Zinifex Ltd., strike price 17.19 AUD, expires 05/04/07	(4,539)

	Total Outstanding Call Options Written (premium received $(8,328,217))	(10,946,264)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(100)	Agrium, Inc., strike price $35, expires 05/21/07	$(2,500)
(100)	Agrium, Inc., strike price $40, expires 05/21/07	(18,000)
(100)	Alcan, Inc., strike price $45, expires 05/21/07	(500)
(250)	Alcan, Inc., strike price $50, expires 06/18/07	(6,250)
(50)	Allegheny Technologies, Inc., strike price $100, expires 06/18/07	(9,600)
(100)	Allegheny Technologies, Inc., strike price $110, expires 05/21/07	(32,000)
(17,000)	Canadian Natural Resources Ltd., strike price $58.50, expires 05/18/07	(14,268)
(625)	Cia Vale do Rio Doce (ADR), strike price $40, expires 05/21/07	(53,125)
(150)	Cie Generale de Geophysique-Veritas (ADR), strike price $40, expires 05/21/07	(9,750)
(530)	Consol Energy, Inc., strike price $40, expires 05/21/07	(21,200)
(350)	Deere & Co., strike price $105, expires 05/21/07	(64,750)
(300)	Dow Chemical Co. (The), strike price $45, expires 05/21/07	(30,000)
(100)	E.I. du Pont de Nemours & Co., strike price $47.50, expires 05/21/07	(3,000)
(25,000)	E.I. du Pont de Nemours & Co., strike price $48.50, expires 05/09/07	(7,092)
(50)	EOG Resources, Inc., strike price $70, expires 05/21/07	(3,250)
(200)	Exploration Co. of Delaware, Inc. (The), strike price $10, expires 05/21/07	(6,000)
(230)	Freeport-McMoRan Copper & Gold, Inc., strike price $65, expires 05/21/07	(21,850)
(100)	Helix Energy Solutions Group, Inc., strike price $35, expires 06/18/07	(4,500)
(250)	Lyondell Chemical Co., strike price $30, expires 05/21/07	(8,750)
(275)	Massey Energy Co., strike price $25, expires 05/21/07	(6,875)
(230)	National Oilwell Varco, Inc., strike price $75, expires 05/21/07	(2,300)
(350)	Occidental Petroleum Corp., strike price $50, expires 05/21/07	(24,500)
(250)	Petroleo Brasileiro S.A. (ADR), strike price $90, expires 05/21/07	(7,500)
(100)	Potash Corp. of Saskatchewan, strike price $175, expires 05/21/07	(37,000)
(100)	Quicksilver Resources, Inc., strike price $37.50, expires 05/11/07	(205)
(735)	Range Resources Corp., strike price $35, expires 05/21/07	(22,050)
(100)	Rohm & Haas Co., strike price $50, expires 05/21/07	(7,000)
(100)	Smith Intl., Inc., strike price $50, expires 05/21/07	(2,600)

See Notes to Financial Statements.

BlackRock Real Asset Equity Trust (BCF) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN—(cont’d)
(10,000)	Southern Copper Corp., strike price $79.68, expires 05/09/07	$(15,374)
(150)	Suncor Energy, Inc., strike price $75, expires 05/21/07	(4,500)
(250)	Temple-Inland, Inc., strike price $58.75, expires 05/25/07	(41,211)
(200)	Temple-Inland, Inc., strike price $60, expires 05/21/07	(31,000)
(190)	Weatherford Intl. Ltd., strike price $45, expires 05/21/07	(1,900)
(100)	Weyerhauser Co., strike price $70, expires 05/21/07	(2,100)
(100)	Weyerhauser Co., strike price $70, expires 06/18/07	(5,500)
(200)	XTO Energy, Inc., strike price $50, expires 05/21/07	(4,000)

	Total Outstanding Put Options Written (premium received $(649,860))	(532,000)

	Total Outstanding Options Written (premium received $(8,978,077))	(11,478,264)

	Total Investments net of outstanding options written—99.6%	$964,167,210
	Other assets in excess of liabilities—0.4%	3,980,264

	Net Assets—100.0%	$968,147,474

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Non-income producing security.
[3]	Represents current yield as of April 30, 2007.
[4]	Rate shown is the yield to maturity as of the date of purchase.
[5]

Cost for federal income tax purposes is $827,007,193. The net unrealized appreciation on a tax basis is $148,638,281, consisting of $152,927,187 gross unrealized appreciation and $4,288,906 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
ZAR	—	South African Rand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	LONG-TERM INVESTMENTS—98.7%
	Common Stocks—98.7%
	Australia—6.5%
281,000	CSR Ltd.	$852,307
117,200	Foster’s Group Ltd.	618,736
275,000	Gunns Ltd.	784,484
64,700	National Australia Bank Ltd.	2,298,298
126,100	Santos Ltd.	1,167,823
84,400	TABCORP Holdings Ltd.	1,264,755
33,200	Wesfarmers Ltd.	1,075,155

	Total Australia	8,061,558

	Austria—1.1%
14,000	Boehler-Uddeholm AG	1,365,475

	Canada—5.3%
25,500	Bank of Montreal	1,595,847
14,100	Bank of Nova Scotia	678,258
16,000	Enbridge, Inc.	527,615
30,600	Royal Bank of Canada	1,594,100
34,700	Toronto-Dominion Bank	2,119,705

	Total Canada	6,515,525

	Denmark—1.2%
32,400	Danske Bank A/S	1,513,021

	Finland—1.1%
19,200	Kesko Oyj, B Shares	1,332,058

	France—5.1%
16,200	AXA S.A.	743,801
11,700	Bouygues	932,269
19,400	M6-Metropole Television	689,639
5,300	Societe Generale	1,123,196
17,200	Total S.A.	1,267,951
9,100	Vinci S.A.	1,463,763

	Total France	6,220,619

	Germany—1.6%
10,500	BASF AG	1,252,767
15,200	SAP AG	731,449

	Total Germany	1,984,216

	Hong Kong—2.5%
71,000	Esprit Holdings Ltd.	860,504
22,600	Hang Seng Bank Ltd.	317,565
204,500	HongKong Electric Holdings	1,023,150
191,000	Hopewell Holdings	840,427

	Total Hong Kong	3,041,646

	Italy—2.6%
156,200	Enel S.p.A.	1,775,127
42,400	Eni S.p.A.	1,406,142

	Total Italy	3,181,269

	Japan—4.6%
11,700	Canon, Inc.	656,421
14,200	Hoya Corp.	436,353
53,000	Mitsui & Co. Ltd.	953,027
36,500	Nomura Holdings, Inc.	697,559
53,000	Ricoh Co. Ltd.	1,163,257
42,000	Sharp Corp.	770,753
17,300	Toyota Motor Corp.	1,050,784

	Total Japan	5,728,154

Shares		Description	Value

		Netherlands—2.3%
20,800		ABN AMRO Holding N.V.	$1,009,192
104,100		Royal KPN N.V.	1,767,438

		Total Netherlands	2,776,630

		Norway—0.5%
22,900		Ekornes ASA	574,656

		Spain—0.6%
32,600		Indra Sistemas S.A.	802,501

		Sweden—5.4%
15,300		Hennes & Mauritz AB	1,011,444
26,500	[1]	Kungsleden AB	427,701
80,300		Ratos AB, B Shares	2,667,281
27,000		Scania AB	2,579,698

		Total Sweden	6,686,124

		United Kingdom—9.9%
55,300		Alliance & Leicester Plc	1,258,014
141,100		Barclays Plc	2,037,020
40,000		George Wimpey Plc	463,384
64,100		GlaxoSmithKline Plc	1,848,853
61,200	[1]	HSBC Holdings Plc	1,129,204
193,500		Rentokil Initial Plc	666,908
46,300		Royal Dutch Shell Plc, A Shares	1,607,925
69,183		Scottish & Southern Energy Plc	2,068,178
372,500		Vodafone Group Plc	1,059,746

		Total United Kingdom	12,139,232

		United States—48.4%
17,100		Abbott Laboratories	968,202
16,500		Agree Realty Corp. (REIT)	559,350
55,700		Allied Capital Corp.	1,609,730
29,600		Altria Group, Inc.	2,040,032
28,000		Ameren Corp.	1,471,960
11,100		American Intl. Group, Inc.	776,001
110,480		AT&T, Inc.	4,277,786
47,200		Bank of America Corp.	2,402,480
12,800		Chevron Corp.	995,712
13,200		Cisco Systems, Inc.	352,968
35,500		Citigroup, Inc.	1,903,510
11,200		Colonial Properties Trust (REIT)	555,632
17,300		ConAgra Foods, Inc.	425,234
24,600		Consolidated Edison, Inc.	1,260,996
18,800		Eli Lilly & Co.	1,111,644
45,200		Emerson Electric Co.	2,123,948
14,400		Equity Residential (REIT)	668,592
35,800		Exxon Mobil Corp.	2,841,804
25,900		First Industrial Realty Trust, Inc. (REIT)	1,134,161
76,100		General Electric Co.	2,805,046
37,600		Health Care REIT, Inc.	1,701,024
31,000		Hewlett-Packard Co.	1,306,340
21,400		Home Depot, Inc.	810,418
12,700		Hospitality Properties Trust (REIT)	578,231
68,500		Intel Corp.	1,472,750
16,400		Intl. Business Machines Corp.	1,676,244
16,800		Johnson & Johnson	1,078,896
17,300		KeyCorp	617,264
25,000		Kimco Realty Corp. (REIT)	1,201,750
20,483		Kraft Foods, Inc.	685,566
10,800		Liberty Properties Trust (REIT)	522,612

See Notes to Financial Statements.

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (continued)

(Percentages shown are based on Net Assets)

Shares	Description	Value

	United States—(cont’d)
23,000	McDonald’s Corp.	$1,110,440
25,000	Merck & Co., Inc.	1,286,000
25,500	Microchip Technology, Inc.	1,028,670
79,700	Microsoft Corp.	2,386,218
17,100	Morgan Stanley	1,436,571
47,400	Motorola, Inc.	821,442
34,400	Nationwide Health Properties, Inc. (REIT)	1,102,864
7,900	PepsiCo, Inc.	522,111
56,800	Pfizer, Inc.	1,502,928
9,300	Pitney Bowes, Inc.	446,400
8,500	Rohm & Haas Co.	434,945
32,900	Thornburg Mortgage, Inc. (REIT)	914,620
13,800	United Technologies Corp.	926,394
21,900	UST, Inc.	1,241,292
13,800	Wachovia Corp.	766,452
12,100	Wal-Mart Stores, Inc.	579,832
30,100	Wells Fargo & Co.	1,080,289

	Total United States	59,523,351

	Total Common Stocks (cost $84,040,708)	121,446,035

Shares		Description	Value

		MONEY MARKET FUND—0.4%
554,805	[2]	Fidelity Institutional Money Market Prime Portfolio, 4.97% (cost $554,805)	$554,805

		Total Investments—99.1% (cost $84,595,5133)	$122,000,840
		Other assets in excess of liabilities—0.9%	1,048,796

		Net Assets—100.0%	$123,049,636

[1]	Non-income producing security.
[2]	Represents current yield as of April 30, 2007.
[3]

Cost for federal income tax purposes is $84,662,079. The net unrealized appreciation on a tax basis is $37,338,761, consisting of $37,862,689 gross unrealized appreciation and $523,928 gross unrealized depreciation.

KEY TO ABBREVIATIONS

REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (unaudited)
APRIL 30, 2007
BlackRock World Investment Trust (BWC)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—100.8%
		Common Stocks—99.5%
		Australia—3.7%
951,200		Lion Nathan Ltd.	$7,205,273
261,400		Publishing & Broadcasting Ltd.	4,425,281
322,700		QBE Insurance Group Ltd.	8,183,427
4,084,700		SP AusNet	4,988,975
302,400		St. George Bank Ltd.	8,995,771

		Total Australia	33,798,727

		Bermuda—0.5%
115,800		Accenture Ltd., Class A	4,527,780

		Brazil—1.7%
91,900		Cia Energetica de Minas Gerais (ADR)	4,766,853
244,400		Gerdau S.A. (ADR)	4,895,332
58,100		Petroleo Brasileiro S.A. (ADR)	5,881,463

		Total Brazil	15,543,648

		Canada—3.7%
127,700		Barrick Gold Corp.	3,583,976
62,400		Canadian Imperial Bank of Commerce	5,492,819
43,000	[1]	Potash Corp. of Saskatchewan	7,719,360
90,000		Teck Cominco Ltd., Class B	6,818,722
171,300		TELUS Corp.	9,497,975

		Total Canada	33,112,852

		Channel Islands—0.4%
69,100		Eurocastle Investment Ltd.	3,649,299

		China—1.5%
5,352,800		Industrial & Commercial Bank of China	2,908,658
97,200		PetroChina Co. Ltd. (ADR)	10,900,008

		Total China	13,808,666

		Denmark—1.0%
202,900		Danske Bank A/S	9,475,060

		Finland—1.4%
149,115		Fortum Oyj	4,616,771
126,300		Wartsila Oyj, B Shares	8,444,365

		Total Finland	13,061,136

		France—3.9%
47,700		Alstom S.A.	7,092,392
170,900		AXA S.A.	7,846,637
61,700		Schneider Electric S.A.	8,702,237
53,700		Societe Generale	11,380,304

		Total France	35,021,570

		Germany—6.0%
66,800		Bilfinger Berger AG	6,273,440
59,700		Deutsche Bank AG	9,157,431
49,400		E.ON AG	7,389,277
96,000		Hannover Rueckversicherung AG	4,860,598
64,900		K&S AG	8,440,073
57,900		Linde AG	6,477,372
49,000		RWE AG	5,164,742
52,400		Siemens AG	6,322,329

		Total Germany	54,085,262

Shares		Description	Value

		Greece—0.8%
188,650		Piraeus Bank S.A.	$6,836,287

		Hong Kong—1.7%
384,000		Esprit Holdings Ltd.	4,653,994
520,700		Hong Kong Exchanges & Clearing Ltd.	4,960,515
2,324,000		New World Development Ltd.	5,456,608

		Total Hong Kong	15,071,117

		Israel—0.8%
440,600		Partner Communications (ADR)	7,181,780

		Italy—5.3%
2,087,000		AEM S.p.A.	8,158,860
372,600		Credito Emiliano S.p.A.	6,197,305
422,000		Enel S.p.A.	4,795,798
279,200		Eni S.p.A.	9,259,315
124,100		Fondiaria-SAI S.p.A. (Italy)	5,852,895
534,000		Milano Assicurazioni S.p.A.	5,259,856
782,100		UniCredito Italiano S.p.A.	8,035,541

		Total Italy	47,559,570

		Japan—3.7%
109,200		Daito Trust Construction Co. Ltd.	5,016,249
1,095		Mizuho Financial Group, Inc.	6,589,419
20,600		Nintendo Co. Ltd.	6,434,882
390		Nippon Commercial Investment Corp. (REIT)	1,978,674
25,470		ORIX Corp.	6,791,288
755		Sumitomo Mitsui Financial Group, Inc.	6,595,734

		Total Japan	33,406,246

		Luxembourg—0.7%
124,018		Oriflame Cosmetics S.A.	6,510,372

		Mexico—1.1%
182,000	[1]	America Movil SAB de CV (ADR)	9,560,460

		Netherlands—5.2%
61,200		Akzo Nobel N.V.	4,911,601
176,800		ASML Holding N.V.	4,817,800
71,900		InBev N.V.	5,631,982
218,600		ING Groep N.V.	9,956,968
52,500		Rodamco Europe N.V.	7,731,600
193,700		SBM Offshore N.V.	6,940,456
222,220		Unilever N.V.	6,781,491

		Total Netherlands	46,771,898

		Norway—1.6%
437,500		Orkla ASA (Norway)	6,974,364
453,500		Storebrand ASA	7,678,268

		Total Norway	14,652,632

		Philippines—0.8%
128,500		Philippine Long Distance Telephone Co. (ADR)	6,863,185

		Singapore—2.9%
2,138,300		CapitaLand Ltd.	11,827,440
2,289,035		Singapore Telecommunications Ltd.	4,970,476
671,400		United Overseas Bank Ltd.	9,385,795

		Total Singapore	26,183,711

		South Africa—0.4%
578,600		Truworths Intl. Ltd.	3,198,108

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value

		Spain—0.5%
162,700		Gestevision Telecinco S.A.	$4,910,433

		Sweden—3.6%
317,100		Atlas Copco AB	12,037,558
339,200		Nordea Bank AB	5,865,359
244,900		Skanska AB, B Shares	5,665,867
93,463		SSAB Svenskt Stal AB (Sweden)	3,264,706
110,500		Svenska Cellulosa AB	5,683,107

		Total Sweden	32,516,597

		Switzerland—3.3%
34,500		Alcon, Inc.	4,655,085
16,500		Nestle S.A.	6,531,829
34,100		Roche Holding AG	6,421,273
33,600		Syngenta AG	6,674,670
90,800		UBS AG	5,900,993

		Total Switzerland	30,183,850

		Taiwan—0.8%
646,800		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,817,272

		United Kingdom—8.6%
449,200		Arriva Plc	6,752,576
631,900		BAE Systems Plc	5,728,133
1,490,800		Cobham Plc	6,177,426
321,700		De La Rue Plc	4,550,682
360,500		Diageo Plc	7,599,309
423,900		Kelda Group Plc	7,843,266
2,000,000		Legal & General Group Plc	6,133,450
330,100		National Express Group Plc	8,021,143
250,000		Scottish & Southern Energy Plc	7,473,579
275,000		Smiths Group Plc	5,929,818
477,500		United Utilities Plc	7,117,506
163,800		Vodafone Group Plc (ADR)	4,705,974

		Total United Kingdom	78,032,862

		United States—33.9%
69,800	[1]	A.G. Edwards, Inc.	5,057,010
80,900	[1]	Abbott Laboratories	4,580,558
60,700	[1]	Akamai Technologies, Inc.	2,675,656
477,200	[1]	Alaska Communications Systems Group, Inc.	7,587,480
61,800		AllianceBernstein Holding LP	5,621,328
98,200	[1]	Alltel Corp.	6,156,158
97,200		Altria Group, Inc.	6,699,024
48,100	[1]	Apple, Inc.	4,800,380
187,100		Archer Daniels Midland Co.	7,240,770
180,900	[1]	AT&T, Inc.	7,004,448
118,800	[1]	Bank of America Corp.	6,046,920
162,900		Broadcom Corp.	5,302,395
148,000	[1]	Chevron Corp.	11,512,920
163,200		Cisco Systems, Inc.	4,363,968
165,300	[1]	Citigroup, Inc.	8,863,386
100,700		Colgate-Palmolive Co.	6,821,418
168,600	[1]	ConocoPhillips	11,692,410
68,100		Constellation Energy Group, Inc.	6,069,072
194,500	[1]	CVS/Caremark Corp.	7,048,680
59,400	[1]	Dominion Resources, Inc.	5,417,280
31,300		Douglas Emmett, Inc. (REIT)	815,365
215,300		Eagle Bulk Shipping, Inc.	4,848,556

Shares		Description	Value

		United States—(cont’d)
158,800	[1]	Exxon Mobil Corp.	$12,605,544
95,400		General Mills, Inc.	5,714,460
10,700	[1]	Google, Inc.	5,043,766
371,800	[1]	Highland Hospitality Corp. (REIT)	7,082,790
112,400	[1]	HJ Heinz Co.	5,295,164
48,800		Intl. Business Machines Corp.	4,987,848
95,700	[1]	Johnson & Johnson	6,145,854
127,900		Kellogg Co.	6,767,189
141,300	[1]	Loews Corp. - Carolina Group	10,813,689
173,900	[1]	McDonald’s Corp.	8,395,892
151,500	[1]	Merck & Co., Inc.	7,793,160
91,200		MGM Mirage	6,133,200
217,800	[1]	Microsoft Corp.	6,520,932
180,000		Motorola, Inc.	3,119,400
105,600		Nike, Inc.	5,687,616
184,500		Pepco Holdings, Inc.	5,446,440
108,000		PepsiCo, Inc.	7,137,720
107,700		Procter & Gamble Co.	6,926,187
57,900		Public Service Enterprise Group, Inc.	5,005,455
102,200		Starwood Hotels & Resorts Worldwide, Inc.	6,849,444
76,700		Stryker Corp.	4,980,898
61,500		Sunoco, Inc.	4,645,095
58,900		Textron, Inc.	5,988,363
82,700	[1]	Waters Corp.	4,914,861
296,900	[1]	Windstream Corp.	4,340,678
105,700		Yum! Brands, Inc.	6,538,602
55,900		Zimmer Holdings, Inc.	5,057,833

		Total United States	306,163,262

		Total Common Stocks (cost $782,600,103)	898,503,642

		Preferred Stocks—1.3%
		Germany—0.7%
37,300		Henkel KGaA, 1.30%	5,884,196

		Italy—0.6%
1,515,800		Unipol S.p.A., 2.98%	5,622,315

		Total Preferred Stocks (cost $9,383,836)	11,506,511

		Total Long-Term Investments (cost $791,983,939)	910,010,153

		MONEY MARKET FUND—0.2%
1,762,354	[1]	Fidelity Institutional Money Market Prime Portfolio, 4.97% (cost $1,762,354)	1,762,354

		Total Investments before outstanding options written (cost $793,746,2933)	911,772,507

Contracts

		OUTSTANDING OPTIONS WRITTEN—(2.2)%
		OUTSTANDING CALL OPTIONS WRITTEN—(2.2)%
(28,500)		A.G. Edwards, Inc., strike price $67, expires 05/18/07	(164,878)
(130)		A.G. Edwards, Inc., strike price $75, expires 08/20/07	(37,700)
(100)		Abbott Laboratories, strike price $55, expires 05/21/07	(21,500)

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(345)	Abbott Laboratories, strike price $56, expires 06/08/07	$(64,075)
(310)	Accenture Ltd., Class A, strike price $39, expires 05/30/07	(342)
(380)	Accenture Ltd., Class A, strike price $39.75, expires 06/05/07	(32,629)
(460)	AEM S.p.A., strike price 2.60 EUR, expires 05/18/07	(462,643)
(215)	Akamai Technologies, Inc., strike price $55, expires 05/21/07	(1,075)
(145)	Akamai Technologies, Inc., strike price $60, expires 05/21/07	(725)
(88)	Akzo Nobel N.V., strike price 58 EUR, expires 05/18/07	(20,415)
(250)	Akzo Nobel N.V., strike price 58 EUR, expires 07/20/07	(107,466)
(131,300)	Alaska Communications Systems Group, Inc., strike price $15.98, expires 05/18/07	(46,622)
(155,000)	Alaska Communications Systems Group, Inc., strike price $16, expires 06/18/07	(104,501)
(95,500)	Alaska Communications Systems Group, Inc., strike price $16.98, expires 07/20/07	(48,705)
(44)	Alcon, Inc., strike price $130, expires 05/21/07	(25,080)
(133)	Alcon, Inc., strike price $135, expires 05/21/07	(28,595)
(340)	AllianceBernstein Holding LP, strike price $95, expires 07/23/07	(66,300)
(180)	Alltel Corp., strike price $65, expires 05/21/07	(18,900)
(400)	Alltel Corp., strike price $65, expires 07/23/07	(88,000)
(95)	Alstom S.A., strike price 90 EUR, expires 05/18/07	(262,005)
(19,100)	Alstom S.A., strike price 96.31 EUR, expires 05/08/07	(359,423)
(29,600)	Altria Group, Inc., strike price $70.45, expires 06/29/07	(34,085)
(280)	Altria Group, Inc., strike price $70.50, expires 07/10/07	(42,724)
(590)	America Movil SAB de CV (ADR), strike price $46.50, expires 05/24/07	(367,982)
(500)	America Movil SAB de CV (ADR), strike price $50, expires 05/21/07	(142,500)
(46)	Apple, Inc., strike price $100, expires 05/21/07	(9,200)
(75)	Apple, Inc., strike price $100, expires 07/23/07	(47,250)
(14,400)	Apple, Inc., strike price $92, expires 05/10/07	(116,027)
(61,300)	Archer Daniels Midland Co., strike price $40, expires 05/15/07	(44,126)
(385)	Archer Daniels Midland Co., strike price $40, expires 06/18/07	(48,125)
(359,300)	Arriva Plc, strike price 7.74 GBP, expires 05/31/07	(77,129)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(310)	ASML Holding N.V., strike price $26, expires 05/15/07	$(48,058)
(665)	ASML Holding N.V., strike price $30, expires 07/23/07	(39,900)
(398)	AT&T, Inc., strike price $38.50, expires 05/07/07	(18,222)
(270)	AT&T, Inc., strike price $39, expires 06/08/07	(23,369)
(9,200)	AT&T, Inc., strike price $40, expires 06/15/07	(4,686)
(325)	AT&T, Inc., strike price $40, expires 07/23/07	(29,250)
(49,000)	Atlas Copco AB, strike price 222.06 SEK, expires 05/08/07	(263,273)
(53,500)	Atlas Copco AB, strike price 233.45 SEK, expires 05/31/07	(208,739)
(72,000)	Atlas Copco AB, strike price 252.96 SEK, expires 06/12/07	(140,397)
(340)	AXA S.A., strike price 32 EUR, expires 05/18/07	(98,828)
(43,000)	AXA S.A., strike price 32.32 EUR, expires 05/31/07	(117,770)
(25,000)	AXA S.A., strike price 34 EUR, expires 06/22/07	(41,758)
(43,000)	BAE Systems Plc, strike price 4.65 GBP, expires 06/12/07	(11,820)
(211,000)	BAE Systems Plc, strike price 4.66 GBP, expires 05/31/07	(44,316)
(125)	BAE Systems Plc, strike price 460 GBP, expires 06/15/07	(43,118)
(235)	Bank of America Corp., strike price $52.50, expires 05/21/07	(3,525)
(41,800)	Bank of America Corp., strike price $53, expires 06/22/07	(10,899)
(350)	Barrick Gold Corp., strike price 36 CAD, expires 05/21/07	(1,577)
(14,000)	Bilfinger Berger AG, strike price 65.50 EUR, expires 05/08/07	(85,261)
(26,000)	Bilfinger Berger AG, strike price 68.92 EUR, expires 05/31/07	(122,126)
(250)	Broadcom Corp., strike price $35, expires 05/21/07	(5,000)
(315)	Broadcom Corp., strike price $35.50, expires 05/25/07	(4,123)
(250)	Broadcom Corp., strike price $37.50, expires 05/21/07	(2,000)
(25,000)	Canadian Imperial Bank of Commerce, strike price 102.21 CAD, expires 06/15/07	(13,546)
(23,000)	Canadian Imperial Bank of Commerce, strike price 104 CAD, expires 05/18/07	(377)
(342,000)	CapitaLand Ltd., strike price 7.54 SGD, expires 05/29/07	(234,951)
(834,000)	CapitaLand Ltd., strike price 8.68 SGD, expires 06/26/07	(267,506)
(240)	Chevron Corp., strike price $70, expires 05/21/07	(194,400)

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(500)	Chevron Corp., strike price $71.50, expires 05/30/07	$(324,638)
(75)	Chevron Corp., strike price $75, expires 06/18/07	(29,250)
(13,800)	Cia Energetica de Minas Gerais (ADR), strike price $45.12, expires 05/18/07	(95,360)
(32,100)	Cia Energetica de Minas Gerais (ADR), strike price $46.44, expires 06/15/07	(200,182)
(310)	Cisco Systems, Inc., strike price $27, expires 05/10/07	(10,606)
(180)	Cisco Systems, Inc., strike price $27.25, expires 05/30/07	(10,650)
(400)	Cisco Systems, Inc., strike price $27.50, expires 07/23/07	(50,000)
(360)	Citigroup, Inc., strike price $55, expires 06/18/07	(19,800)
(26,700)	Citigroup, Inc., strike price $55, expires 06/29/07	(25,365)
(360)	Citigroup, Inc., strike price $55, expires 07/06/07	(25,516)
(745,400)	Cobham Plc, strike price 2.04 GBP, expires 05/31/07	(128,188)
(149,000)	Cobham Plc, strike price 2.06 GBP, expires 05/08/07	(13,643)
(465)	ConocoPhillips, strike price $70, expires 05/21/07	(51,150)
(46,000)	ConocoPhillips, strike price $72, expires 06/15/07	(53,119)
(190)	Constellation Energy Group, Inc., strike price $82, expires 05/07/07	(135,871)
(185)	Constellation Energy Group, Inc., strike price $95, expires 07/23/07	(24,975)
(69,000)	Credito Emiliano S.p.A., strike price 11.61 EUR, expires 05/08/07	(66,388)
(154,000)	Credito Emiliano S.p.A., strike price 12.14 EUR, expires 05/31/07	(83,379)
(65,800)	CVS/Caremark Corp., strike price $35.96, expires 06/15/07	(99,537)
(250)	CVS/Caremark Corp., strike price $37.50, expires 06/18/07	(23,750)
(44,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 05/09/07	(102,788)
(62,000)	Danske Bank A/S, strike price 258.56 DKK, expires 05/31/07	(53,864)
(49,000)	Danske Bank A/S, strike price 259.66 DKK, expires 06/12/07	(47,102)
(64,000)	De La Rue Plc, strike price 7.38 GBP, expires 05/08/07	(3,304)
(128,700)	De La Rue Plc, strike price 7.53 GBP, expires 05/08/07	(2,260)
(58)	Deutsche Bank AG, strike price 105 EUR, expires 05/18/07	(69,731)
(14,000)	Deutsche Bank AG, strike price 105.01 EUR, expires 06/12/07	(177,854)
(15,700)	Deutsche Bank AG, strike price 113.78 EUR, expires 06/28/07	(87,865)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(216,000)	Diageo Plc, strike price 10.18 GBP, expires 05/31/07	$(214,298)
(7,000)	Dominion Resources, Inc., strike price $86, expires 05/18/07	(38,763)
(148)	Dominion Resources, Inc., strike price $90, expires 05/21/07	(34,780)
(63)	E.ON AG, strike price 105 EUR, expires 05/18/07	(46,511)
(185)	E.ON AG, strike price 110 EUR, expires 07/20/07	(93,158)
(29)	Eagle Bulk Shipping, Inc., strike price $20, expires 06/18/07	(7,830)
(51,500)	Eagle Bulk Shipping, Inc., strike price $21, expires 05/18/07	(79,904)
(430)	Eagle Bulk Shipping, Inc., strike price $22.50, expires 06/18/07	(36,550)
(250)	Enel S.p.A., strike price 5.30 EUR, expires 06/15/07	(15,745)
(215)	Enel S.p.A., strike price 8.20 EUR, expires 05/18/07	(30,983)
(167,000)	Eni S.p.A., strike price 24.35 EUR, expires 05/31/07	(106,496)
(150,000)	Esprit Holdings Ltd., strike price 101.82 HKD, expires 06/26/07	(48,171)
(61,300)	Esprit Holdings Ltd., strike price 89.99 HKD, expires 05/29/07	(54,107)
(41,000)	Eurocastle Investment Ltd., strike price 40 EUR, expires 05/31/07	(25,925)
(325)	Exxon Mobil Corp., strike price $75, expires 05/21/07	(234,000)
(620)	Exxon Mobil Corp., strike price $80, expires 07/23/07	(164,300)
(40,000)	Fondiaria-SAI S.p.A., strike price 34.39 EUR, expires 05/31/07	(262,210)
(82,000)	Fortum Oyj, strike price 23.37 EUR, expires 05/31/07	(42,304)
(630)	Gerdau S.A. (ADR), strike price $20, expires 06/18/07	(72,450)
(530)	Gerdau S.A. (ADR), strike price $22.50, expires 06/18/07	(18,550)
(180)	Gerdau S.A. (ADR), strike price $22.50, expires 09/24/07	(16,200)
(81,000)	Gestevision Telecinco S.A., strike price 21.81 EUR, expires 05/31/07	(79,671)
(36)	Google, Inc., strike price $500, expires 05/21/07	(5,220)
(36)	Google, Inc., strike price $500, expires 06/18/07	(20,160)
(50,000)	Hannover Rueckversicherung AG, strike price 34.44 EUR, expires 06/12/07	(237,379)
(189)	Henkel KGaA, 1.30%, strike price 105 EUR, expires 05/18/07	(281,905)
(39,700)	Highland Hospitality Corp. (REIT), strike price $17.39, expires 05/18/07	(66,739)
(126,700)	Highland Hospitality Corp. (REIT), strike price $18.47, expires 06/15/07	(124,784)

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(170)	HJ Heinz Co., strike price $45, expires 06/18/07	$(49,300)
(235)	HJ Heinz Co., strike price $46.25, expires 05/07/07	(23,960)
(215)	HJ Heinz Co., strike price $48, expires 07/06/07	(22,575)
(265,000)	Hong Kong Exchanges & Clearing Ltd., strike price 84 HKD, expires 06/26/07	(51,269)
(430)	InBev N.V., strike price 55 EUR, expires 05/18/07	(168,998)
(1,785,000)	Industrial & Commercial Bank of China, strike price 4.45 HKD, expires 06/26/07	(24,540)
(1,150,000)	Industrial & Commercial Bank of China, strike price 4.56 HKD, expires 05/29/07	(4,696)
(120,000)	ING Groep N.V., strike price 33.04 EUR, expires 06/12/07	(211,374)
(50)	Intl. Business Machines Corp., strike price $100, expires 07/23/07	(24,500)
(240)	Intl. Business Machines Corp., strike price $97, expires 05/25/07	(135,634)
(300)	Johnson & Johnson, strike price $65, expires 05/21/07	(13,500)
(230)	Johnson & Johnson, strike price $65, expires 07/23/07	(31,050)
(13,000)	K&S AG, strike price 82.35 EUR, expires 05/08/07	(247,291)
(26,000)	K&S AG, strike price 91.42 EUR, expires 06/12/07	(286,896)
(255,000)	Kelda Group Plc, strike price 9.47 GBP, expires 05/31/07	(53,766)
(300,000)	Legal & General Group Plc, strike price 1.51 GBP, expires 05/08/07	(27,026)
(900,000)	Legal & General Group Plc, strike price 1.61 GBP, expires 05/31/07	(39,252)
(230)	Linde AG, strike price 84 EUR, expires 07/20/07	(72,818)
(99,600)	Lion Nathan Ltd., strike price 9.38 AUD, expires 05/29/07	(13,451)
(471,000)	Lion Nathan Ltd., strike price 9.61 AUD, expires 06/26/07	(73,113)
(23,600)	Loews Corp. - Carolina Group, strike price $73, expires 05/18/07	(90,698)
(140)	Loews Corp. - Carolina Group, strike price $75, expires 06/18/07	(43,400)
(215)	Loews Corp. - Carolina Group, strike price $78.50, expires 07/13/07	(55,202)
(185)	Loews Corp. - Carolina Group, strike price $80, expires 06/18/07	(12,950)
(350)	McDonald’s Corp., strike price $45, expires 06/18/07	(147,350)
(520)	McDonald’s Corp., strike price $50, expires 06/18/07	(36,400)
(225)	Merck & Co., Inc., strike price $45, expires 05/21/07	(148,500)
(68,000)	Merck & Co., Inc., strike price $53.02, expires 06/29/07	(72,502)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(330)	MGM Mirage, strike price $75, expires 05/21/07	$(9,900)
(300)	MGM Mirage, strike price $75, expires 06/18/07	(22,500)
(43,000)	Microsoft Corp., strike price $29.38, expires 06/15/07	(49,797)
(870)	Microsoft Corp., strike price $30, expires 07/23/07	(100,050)
(80,000)	Milano Assicurazioni S.p.A., strike price 6.43 EUR, expires 05/08/07	(83,952)
(213,000)	Milano Assicurazioni S.p.A., strike price 6.79 EUR, expires 06/12/07	(131,958)
(440)	Mizuho Financial Group, Inc., strike price 837 JPY, expires 05/09/07	—
(360)	Motorola, Inc., strike price $19, expires 05/21/07	(3,600)
(360)	Motorola, Inc., strike price $19, expires 07/23/07	(12,600)
(270)	Motorola, Inc., strike price $20, expires 07/23/07	(8,100)
(68,000)	National Express Group Plc, strike price 11.82 GBP, expires 05/08/07	(71,933)
(130,000)	National Express Group Plc, strike price 12.66 GBP, expires 05/31/07	(48,552)
(10,700)	Nestle S.A., strike price 485.91 CHF, expires 06/12/07	(66,030)
(234,200)	New World Development Ltd., strike price 18.58 HKD, expires 05/29/07	(23,583)
(1,160,000)	New World Development Ltd., strike price 19.04 HKD, expires 06/26/07	(135,880)
(100)	Nike, Inc., strike price $55, expires 05/19/07	(5,500)
(150)	Nike, Inc., strike price $55, expires 07/23/07	(26,250)
(38,000)	Nike, Inc., strike price $55.12, expires 06/29/07	(44,432)
(8,200)	Nintendo Co. Ltd., strike price 34 JPY, expires 06/05/07	(229,050)
(195)	Nippon Commercial Investment Corp. (REIT), strike price 623 JPY, expires 06/05/07	(45,291)
(101,800)	Nordea Bank AB, strike price 112.51 SEK, expires 05/31/07	(79,917)
(61,200)	Oriflame Cosmetics S.A., strike price 348.49 SEK, expires 06/29/07	(201,805)
(3,800)	ORIX Corp., strike price 32 JPY, expires 06/05/07	(24,662)
(10,000)	ORIX Corp., strike price 33 JPY, expires 05/09/07	(6,985)
(170,000)	Orkla ASA, strike price 431.53 NOK, expires 05/31/07	(266,544)
(90,000)	Orkla ASA, strike price 84.70 NOK, expires 05/08/07	(169,059)
(67,700)	Partner Communications (ADR), strike price $14.30, expires 05/18/07	(143,508)
(153,000)	Partner Communications (ADR), strike price $17.75, expires 07/20/07	(58,227)

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(370)	Pepco Holdings, Inc., strike price $30, expires 05/21/07	$(18,500)
(555)	Pepco Holdings, Inc., strike price $30, expires 08/20/07	(55,500)
(430)	PepsiCo, Inc., strike price $65, expires 05/21/07	(67,940)
(215)	PepsiCo, Inc., strike price $65, expires 07/23/07	(55,900)
(215)	PetroChina Co. Ltd. (ADR), strike price $115, expires 06/18/07	(73,100)
(320)	PetroChina Co. Ltd. (ADR), strike price $125, expires 06/18/07	(28,800)
(170)	Petroleo Brasileiro S.A. (ADR), strike price $110, expires 06/18/07	(34,000)
(150)	Petroleo Brasileiro S.A. (ADR), strike price $95, expires 05/21/07	(108,000)
(25,700)	Philippine Long Distance Telephone Co. (ADR), strike price $51.67, expires 05/18/07	(71,092)
(450)	Philippine Long Distance Telephone Co. (ADR), strike price $55, expires 06/18/07	(99,000)
(37,000)	Piraeus Bank S.A., strike price 24.75 EUR, expires 05/08/07	(101,065)
(75,400)	Piraeus Bank S.A., strike price 26.98 EUR, expires 05/31/07	(65,218)
(120)	Potash Corp. of Saskatchewan, strike price $165, expires 05/21/07	(194,400)
(95)	Potash Corp. of Saskatchewan, strike price $175, expires 06/18/07	(114,000)
(360)	Procter & Gamble Co., strike price $65, expires 06/18/07	(50,040)
(240)	Public Service Enterprise Group, Inc., strike price $77, expires 05/07/07	(227,316)
(70)	Public Service Enterprise Group, Inc., strike price $80, expires 06/18/07	(53,900)
(39,200)	Publishing & Broadcasting Ltd., strike price 19.54 AUD, expires 05/29/07	(35,966)
(105,000)	Publishing & Broadcasting Ltd., strike price 20.39 AUD, expires 06/26/07	(64,874)
(32,500)	QBE Insurance Group Ltd., strike price 31 AUD, expires 05/29/07	(16,537)
(145,000)	QBE Insurance Group Ltd., strike price 33.37 AUD, expires 06/26/07	(31,286)
(20,000)	Roche Holding AG, strike price 224 CHF, expires 05/31/07	(119,027)
(315)	Rodamco Europe N.V., strike price 106 EUR, expires 06/15/07	(225,679)
(16,000)	RWE AG, strike price 82.85 EUR, expires 06/12/07	(14,469)
(134)	RWE AG, strike price 86 EUR, expires 06/15/07	(5,303)
(38,000)	SBM Offshore N.V., strike price 26.89 EUR, expires 05/08/07	(9,048)
(68,000)	SBM Offshore N.V., strike price 27.40 EUR, expires 06/22/07	(48,549)
(20,000)	Schneider Electric S.A., strike price 92.50 EUR, expires 06/15/07	(327,068)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(50,000)	Scottish & Southern Energy Plc, strike price 15.14 GBP, expires 05/08/07	$(20,367)
(100,000)	Scottish & Southern Energy Plc, strike price 15.26 GBP, expires 05/31/07	(80,881)
(202)	Siemens AG, strike price 92 EUR, expires 06/15/07	(55,407)
(1,030,000)	Singapore Telecommunications Ltd., strike price 3.54 SGD, expires 06/26/07	(65,451)
(147,000)	Skanska AB, B Shares, strike price 154.22 SEK, expires 06/12/07	(156,470)
(165,000)	Smiths Group Plc, strike price 10.28 GBP, expires 05/31/07	(211,417)
(29,500)	Societe Generale, strike price 158.49 EUR, expires 06/22/07	(225,961)
(2,034,000)	SP AusNet, strike price 1.42 AUD, expires 06/26/07	(117,173)
(408,000)	SP AusNet, strike price 1.46 AUD, expires 05/29/07	(12,816)
(63,000)	SSAB Svenskt Stal AB, Ser. A, strike price 214.55 SEK, expires 05/31/07	(261,512)
(7,000)	SSAB Svenskt Stal AB, Ser. A, strike price 223.89 SEK, expires 06/12/07	(21,842)
(197,000)	St. George Bank Ltd., strike price 35.17 AUD, expires 06/26/07	(248,649)
(70)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 05/21/07	(3,850)
(300)	Starwood Hotels & Resorts Worldwide, Inc., strike price $70, expires 06/18/07	(45,000)
(362,000)	Storebrand ASA, strike price 106.02 NOK, expires 06/12/07	(169,630)
(31,000)	Stryker Corp., strike price $67.51, expires 05/18/07	(11,848)
(150)	Stryker Corp., strike price $70, expires 06/18/07	(6,000)
(300)	Sumitomo Mitsui Financial Group, Inc., strike price 1 JPY, expires 05/09/07	(310)
(310)	Sunoco, Inc., strike price $74, expires 05/30/07	(114,406)
(29,000)	Svenska Cellulosa AB, strike price 375.50 SEK, expires 05/08/07	(170)
(36,800)	Svenska Cellulosa AB, strike price 384.94 SEK, expires 06/12/07	(6,573)
(13,400)	Syngenta AG, strike price 240.18 CHF, expires 06/12/07	(102,105)
(975)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.75, expires 07/12/07	(24,375)
(226,400)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.40, expires 05/18/07	(6,966)
(64,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.70, expires 06/15/07	(2,058)
(31,500)	Teck Cominco Ltd., Class B, strike price 45 CAD, expires 07/20/07	(73,410)

See Notes to Financial Statements.

BlackRock World Investment Trust (BWC) (continued)

(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(180)	Teck Cominco Ltd., Class B, strike price 47.50 CAD, expires 05/21/07	$(1,622)
(695)	TELUS Corp., strike price 60 CAD, expires 05/21/07	(140,891)
(250)	TELUS Corp., strike price 64 CAD, expires 08/18/07	(56,311)
(19,000)	Textron, Inc., strike price $101.61, expires 06/29/07	(78,139)
(90)	Textron, Inc., strike price $95, expires 06/18/07	(75,600)
(178,000)	Truworths Intl. Ltd., strike price 37.44 ZAR, expires 06/12/07	(74,291)
(104,000)	Truworths Intl. Ltd., strike price 37.83 ZAR, expires 06/06/07	(37,650)
(55,000)	UBS AG, strike price 72.78 CHF, expires 05/31/07	(302,479)
(391,000)	Unicredito Italiano S.p.A., strike price 7.39 EUR, expires 05/08/07	(120,322)
(133,000)	Unilever N.V., strike price 21.63 EUR, expires 05/31/07	(206,411)
(382,000)	Unipol S.p.A., 2.98%, strike price 2.61 EUR, expires 05/08/07	(66,825)
(527,000)	Unipol S.p.A., 2.98%, strike price 2.77 EUR, expires 05/31/07	(32,413)
(72,300)	United Overseas Bank Ltd., strike price 21.22 SGD, expires 05/29/07	(35,741)
(331,000)	United Overseas Bank Ltd., strike price 23.37 SGD, expires 06/26/07	(61,823)
(382,000)	United Utilities Plc, strike price 7.55 GBP, expires 05/31/07	(98,357)
(445)	Vodafone Group Plc (ADR), strike price $27.50, expires 05/21/07	(68,975)
(180)	Vodafone Group Plc (ADR), strike price $28.50, expires 06/22/07	(15,388)
(275)	Vodafone Group Plc (ADR), strike price $30, expires 07/23/07	(13,750)
(75,000)	Wartsila Oyj, B Shares, strike price 46.32 EUR, expires 05/31/07	(384,437)
(495)	Waters Corp., strike price $60, expires 05/19/07	(47,025)
(87,500)	Windstream Corp., strike price $15, expires 05/25/07	(12,130)
(750)	Windstream Corp., strike price $15, expires 06/18/07	(26,250)
(315)	Yum! Brands, Inc., strike price $63, expires 06/22/07	(43,801)
(215)	Yum! Brands, Inc., strike price $65, expires 07/23/07	(27,950)
(105)	Zimmer Holdings, Inc., strike price $90, expires 05/21/07	(17,850)
(185)	Zimmer Holdings, Inc., strike price $90, expires 06/18/07	(57,350)

	Total Outstanding Call Options Written (premium received $(12,250,350))	(20,160,431)

Contracts	Description	Value

	OUTSTANDING PUT OPTION WRITTEN—0.0%
(178,000)	Verigy Ltd., strike price $23.75, expires 05/18/07 (premium received $(97,900))	$(89,607)

	Total Outstanding Options Written (premium received $(12,348,250))	(20,250,038)

	Total Investments net of outstanding options written—98.8%	$891,522,469
	Other assets in excess of liabilities—1.2%	11,096,962

	Net Assets—100.0%	$902,619,431

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Represents current yield as of April 30, 2007.
[3]

Cost for federal income tax purposes is $796,160,295. The net unrealized appreciation on a tax basis is $115,612,211, consisting of $122,267,595 gross unrealized appreciation and $6,655,384 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (unaudited) April 30, 2007

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Strategic Dividend AchieversTM Trust (BDT)	Global Energy and Resources Trust (BGR)

Assets
Investments at value, unaffiliated[1]	$897,467,803	$1,068,871,891	$449,837,970	$979,596,097
Investments in affiliates	62,423	22,980	40,809	36,923
Cash	—	—	—	—
Foreign currency at value[2]	—	—	—	1,253,622
Receivable for investments sold	—	4,887,953	—	12,006,159
Variation margin receivable	—	—	—	—
Dividend and interest receivable	2,250,889	2,540,402	762,756	2,065,071
Other assets	16,226	26,799	6,660	156,825

	899,797,341	1,076,350,025	450,648,195	995,114,697

Liabilities
Payable to custodian	—	1,168,420	—	—
Payable for investments purchased	—	12,077,883	—	4,158,924
Outstanding options written at value[3]	—	11,831,153	—	7,936,569
Variation margin payable	—	—	—	—
Unrealized loss on forward currency contracts	—	—	—	—
Investment advisory fee payable	473,272	853,501	276,409	940,946
Deferred Trustees’ fees	62,423	22,980	40,809	36,923
Licensing fee payable	290,953	341,655	147,676	—
Payable to affiliates	40,459	32,004	50,345	52,817
Other accrued expenses	272,401	483,838	197,348	256,913

	1,139,508	26,811,434	712,587	13,383,092

Net Assets	$898,657,833	$1,049,538,591	$449,935,608	$981,731,605

Composition of Net Assets
Par value ($0.001 per share)	$54,518	$69,778	$26,908	$29,766
Paid-in capital in excess of par	744,951,784	998,186,688	376,494,750	709,335,050
Undistributed (distributions in excess) of net investment income	(11,237,098)	(13,245,684)	(5,213,353)	(17,483,619)
Accumulated net realized gain	15,169,030	21,306,111	108,600	55,941,836
Net unrealized appreciation	149,719,599	43,221,698	78,518,703	233,908,572

Net Assets, April 30, 2007	$898,657,833	$1,049,538,591	$449,935,608	$981,731,605

Net asset value per share[4]	$16.48	$15.04	$16.72	$32.98

[1] Investments at cost, unaffiliated	$747,748,204	$1,024,053,822	$371,319,267	$742,197,128
[2] Foreign currency at cost	—	—	—	1,253,420
[3] Premiums received	—	10,234,782	—	4,401,401
[4] Shares outstanding	54,518,315	69,778,138	26,908,028	29,766,217

See Notes to Financial Statements.

	Global Equity Income Trust (BFD)	Global Opportunities Equity Trust (BOE)	Health Sciences Trust (BME)	Real Asset Equity Trust (BCF)	S&P Quality Rankings Global Equity Managed Trust (BQY)	World Investment Trust (BWC)

Assets
Investments at value, unaffiliated[1]	$755,387,076	$362,466,280	$230,143,115	$975,645,474	$122,000,840	$911,772,507
Investments in affiliates	—	16,025	9,426	8,059	8,277	13,413
Cash	23,777	446,960	—	—	—	19
Foreign currency at value[2]	40,036,428	2,486,461	159,658	7,372,566	1,123,726	5,912,701
Receivable for investments sold	—	4,079,641	217,038	6,795,441	—	6,208,536
Variation margin receivable	114,458	—	—	—	—	—
Dividend and interest receivable	1,421,725	1,001,625	86,203	1,487,427	273,724	2,784,775
Other assets	—	311	4,755	165,957	—	9,701

	796,983,464	370,497,303	230,620,195	991,474,924	123,406,567	926,701,652

Liabilities
Payable to custodian	—	—	—	1,005,899	—	—
Payable for investments purchased	121,439	1,102,334	13,367,035	9,668,477	—	2,789,084
Outstanding options written at value[3]	8,928,520	7,757,353	1,719,238	11,478,264	—	20,250,038
Variation margin payable	326,154	—	—	—	—	—
Unrealized loss on forward currency contracts	—	—	1,131	—	—	—
Investment advisory fee payable	641,786	292,395	174,362	947,359	74,438	732,426
Deferred Trustees’ fees	—	16,025	9,426	8,059	8,277	13,413
Licensing fee payable	—	—	—	—	178,161	—
Payable to affiliates	3,323	21,253	9,360	8,119	9,848	13,051
Other accrued expenses	135,712	170,954	65,893	211,273	86,207	284,209

	10,156,934	9,360,314	15,346,445	23,327,450	356,931	24,082,221

Net Assets	$786,826,530	$361,136,989	$215,273,750	$968,147,474	$123,049,636	$902,619,431

Composition of Net Assets
Par value ($0.001 per share)	$40,006	$12,534	$7,574	$56,708	$6,033	$52,075
Paid-in capital in excess of par	762,521,044	299,105,417	180,667,837	811,015,946	86,100,387	745,055,617
Undistributed (distributions in excess) of net investment income	2,340,719	(13,984,477)	(10,758,256)	(22,031,934)	(1,198,565)	(50,800,912)
Accumulated net realized gain	286,569	35,138,632	20,982,009	31,778,467	734,405	98,137,916
Net unrealized appreciation	21,638,192	40,864,883	24,374,586	147,328,287	37,407,376	110,174,735

Net Assets, April 30, 2007	$786,826,530	$361,136,989	$215,273,750	$968,147,474	$123,049,636	$902,619,431

Net asset value per share[4]	$19.67	$28.81	$28.42	$17.07	$20.40	$17.33

[1] Investments at cost, unaffiliated	$730,224,188	$318,808,936	$205,051,266	$825,968,231	$84,595,513	$793,746,293
[2] Foreign currency at cost	39,475,546	2,470,924	157,406	7,231,337	1,124,293	5,879,724
[3] Premiums received	4,245,248	4,938,253	998,442	8,978,077	—	12,348,250
[4] Shares outstanding	40,006,021	12,534,148	7,574,390	56,708,028	6,033,028	52,074,804

STATEMENTS OF OPERATIONS (unaudited)
For the period ended[1] April 30, 2007

	Dividend AchieversTM Trust (BDV)	Enhanced Dividend AchieversTM Trust (BDJ)	Strategic Dividend AchieversTM Trust (BDT)	Global Energy and Resources Trust (BGR)

Investment Income
Dividend income	$15,849,301	$18,896,454	$7,731,743	$11,957,478
Interest income	187,746	1,250,792	98,430	589,325
Income from affiliates	2,157	551	1,069	927
Foreign taxes withheld	(1,600)	—	(9,440)	(726,992)

Total investment income	16,037,604	20,147,797	7,821,802	11,820,738

Expenses
Investment advisory	2,844,286	5,147,808	1,662,255	5,319,520
Transfer agent	14,899	15,031	9,899	11,138
Custodian	65,962	124,702	39,196	90,325
Reports to shareholders	79,396	81,722	43,624	57,712
Trustees	21,670	22,069	15,297	21,635
Registration	19,477	15,971	8,125	10,206
Independent accountants	24,592	28,898	22,935	38,607
Legal	51,191	54,308	34,135	52,489
Officers fees	6,639	8,103	3,411	7,238
Insurance	28,004	44,631	14,145	25,899
Deferred trustees’ fees	2,157	551	1,069	927
Organization	—	—	—	—
License fee	437,583	514,781	221,634	—
Miscellaneous	31,517	33,206	24,197	35,605

Total expenses	3,627,373	6,091,781	2,099,922	5,671,301
Less Advisory fees waived	—	—	—	(886,587)
Less fees paid indirectly	(13)	(4,814)	(74)	(659)

Net expenses	3,627,360	6,086,967	2,099,848	4,784,055

Net investment income	12,410,244	14,060,830	5,721,954	7,036,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	15,169,030	22,864,368	109,248	26,189,169
Foreign currency	—	—	—	7,416
Futures	—	—	—	—
Options written	—	13,731,829	—	8,903,535

	15,169,030	36,596,197	109,248	35,100,120

Net change in unrealized appreciation/depreciation on:
Investments	25,909,152	4,124,653	22,275,336	95,286,547
Foreign currency	—	—	—	37,706
Futures	—	—	—	—
Options written	—	(1,117,394)	—	(6,508,547)

	25,909,152	3,007,259	22,275,336	88,815,706

Net gain	41,078,182	39,603,456	22,384,584	123,915,826

Net Increase in Net Assets Resulting from Operation	$53,488,426	$53,664,286	$28,106,538	$130,952,509

[1]

Commencement of operations for Global Equity Income Trust (BFD) was March 30, 2007. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

	Global Equity Income Trust (BFD)	Global Opportunities Equity Trust (BOE)	Health Sciences Trust (BME)	Real Asset Equity Trust (BCF)	S&P Quality Rankings Global Equity Managed Trust (BQY)	World Investment Trust (BWC)

Investment Income
Dividend income	$2,846,396	$5,379,605	$887,149	$7,713,096	$2,081,502	$11,359,839
Interest income	622,799	220,757	555,848	3,671,664	13,910	693,728
Income from affiliates	—	369	459	153	482	752
Foreign taxes withheld	(305,870)	(318,570)	(27,569)	(114,763)	(90,572)	(748,360)

Total investment income	3,163,325	5,282,161	1,415,887	11,270,150	2,005,322	11,305,959

Expenses
Investment advisory	683,571	1,694,918	1,037,220	4,616,922	431,554	4,300,278
Transfer agent	1,787	9,923	9,922	9,806	9,899	18,887
Custodian	22,373	116,953	39,915	123,706	39,046	129,434
Reports to shareholders	57,375	22,514	12,534	47,842	12,363	74,152
Trustees	7,076	9,873	7,054	19,269	4,277	38,920
Registration	2,752	9,398	7,056	15,155	794	3,704
Independent accountants	6,630	25,956	22,325	22,860	20,937	62,998
Legal	5,570	25,336	20,305	49,737	9,569	138,434
Officers fees	6,793	2,617	1,689	5,835	852	6,793
Insurance	8,536	9,910	6,561	32,233	3,316	16,238
Deferred trustees’ fees	—	369	459	153	482	752
Organization	15,000	—	—	—	—	—
License fee	—	—	—	—	86,311	—
Miscellaneous	5,143	11,860	10,005	19,096	10,646	29,522

Total expenses	822,606	1,939,627	1,175,045	4,962,614	630,046	4,820,112
Less Advisory fees waived	—	—	—	(177,574)	—	—
Less fees paid indirectly	—	(1,737)	(1,914)	(975)	(18)	(2,213)

Net expenses	822,606	1,937,890	1,173,131	4,784,065	630,028	4,817,899

Net investment income	2,340,719	3,344,271	242,756	6,486,085	1,375,294	6,488,060

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(18,925)	27,431,544	11,407,938	17,234,070	933,290	57,782,442
Foreign currency	1,081,998	95,487	4,555	212,867	14,006	(58,055)
Futures	1,315,490	—	—	—	—	—
Options written	(2,091,994)	1,766,274	2,514,175	14,198,212	—	8,961,895

	286,569	29,293,305	13,926,668	31,645,149	947,296	66,686,282

Net change in unrealized appreciation/depreciation on:
Investments	25,162,888	10,136,753	3,244,464	96,189,145	11,516,570	34,862,145
Foreign currency	565,590	(21,781)	3,375	128,273	134	17,530
Futures	592,985	—	—	—	—	—
Options written	(4,683,271)	549,667	(1,171,646)	(1,597,769)	—	(1,526,184)

	21,638,192	10,664,639	2,076,193	94,719,649	11,516,704	33,353,491

Net gain	21,924,761	39,957,944	16,002,861	126,364,798	12,464,000	100,039,773

Net Increase in Net Assets Resulting from Operation	$24,265,480	$43,302,215	$16,245,617	$132,850,883	$13,839,294	$106,527,833

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	Dividend Achievers TM Trust (BDV)		Enhanced Dividend Achievers TM Trust (BDJ)		Strategic Dividend Achievers TM Trust (BDT)

	2007	2006	2007	2006	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$12,410,244	$23,566,389	$14,060,830	$27,052,655	$5,721,954	$10,732,790
Net realized gain	15,169,030	16,975,443	36,596,197	54,038,012	109,248	14,048,250
Net change in unrealized appreciation/depreciation	25,909,152	103,536,421	3,007,259	63,471,457	22,275,336	26,008,232

Net increase in net assets resulting from operations	53,488,426	144,078,253	53,664,286	144,562,124	28,106,538	50,789,272

Dividends and Distributions from:
Net investment income[2]	(24,533,243)	(22,570,718)	(42,545,352)	(10,706,985)	(12,108,615)	(9,419,016)
Net realized gain	—	(17,516,869)	—	(73,809,323)	—	(14,798,212)
Tax return of capital	—	(8,978,900)	—	—	—	—

Total dividends and distributions	(24,533,243)	(49,066,487)	(42,545,352)	(84,516,308)	(12,108,615)	(24,217,228)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	—	—	—
Net proceeds from the underwriters’ over allotment option exercised	—	—	—	—	—	—
Reinvestment of distributions	—	—	5,292,836	4,835,662	—	—

Net proceeds from capital share transactions	—	—	5,292,836	4,835,662	—	—

Total increase	28,955,183	95,011,766	16,411,770	64,881,478	15,997,923	26,572,044

Net Assets:
Beginning of period	869,702,650	774,690,884	1,033,126,821	968,245,343	433,937,685	407,365,641

End of period	$898,657,833	$869,702,650	$1,049,538,591	$1,033,126,821	$449,935,608	$433,937,685

End of period undistributed (distributions in excess of) net investment income	$(11,237,098)	$885,901	$(13,245,684)	$15,238,838	$(5,213,353)	$1,173,308

[1]

Commencement of investment operations for Global Equity Income Trust (BFD) and Real Asset Equity Trust (BCF) were March 30, 2007 and September 29, 2006, respectively. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts’ statements are for the six months ended April 30, 2007 and the full year ended October 31, 2006.

[2]	A portion of the dividends from net investment income for the six months ended April 30, 2007 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

	Global Energy and Resources Trust (BGR)		Global Equity Income Trust (BFD)	Global Opportunities Equity Trust (BOE)

	2007	2006	2007[1]	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$7,036,683	$21,964,532	$2,340,719	$3,344,271	$7,702,654
Net realized gain	35,100,120	70,119,457	286,569	29,293,305	25,569,877
Net change in unrealized appreciation/depreciation	88,815,706	38,734,819	21,638,192	10,664,639	31,487,087

Net increase in net assets resulting from operations	130,952,509	130,818,808	24,265,480	43,302,215	64,759,618

Dividends and Distributions from:
Net investment income[2]	(32,324,653)	(14,526,650)	—	(17,172,978)	(7,361,682)
Net realized gain	—	(70,112,103)	—	—	(20,795,839)
Tax return of capital	—	—	—	—	—

Total dividends and distributions	(32,324,653)	(84,638,753)	—	(17,172,978)	(28,157,521)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	762,561,050	—	—
Net proceeds from the underwriters’ over allotment option exercised	—	—	—	—	—
Reinvestment of distributions	—	—	—	3,263,566	947,061

Net proceeds from capital share transactions	—	—	762,561,050	3,263,566	947,061

Total increase	98,627,856	46,180,055	786,826,530	29,392,803	37,549,158

Net Assets:
Beginning of period	883,103,749	836,923,694	—	331,744,186	294,195,028

End of period	$981,731,605	$883,103,749	$786,826,530	$361,136,989	$331,744,186

End of period undistributed (distributions in excess of) net investment income	$(17,483,619)	$7,804,351	$2,340,719	$(13,984,477)	$(155,770)

	Health Sciences Trust (BME)		Real Asset Equity Trust (BCF)

	2007	2006	2007	2006[1]

Net Increase in Net Assets

Operations:
Net investment income	$242,756	$(227,560)	$6,486,085	$1,873,481
Net realized gain	13,926,668	20,676,079	31,645,149	553,302
Net change in unrealized appreciation/depreciation	2,076,193	4,130,694	94,719,649	52,608,638

Net increase in net assets resulting from operations	16,245,617	24,579,213	132,850,883	55,035,421

Dividends and Distributions from:
Net investment income[2]	(10,996,070)	—	(30,826,484)	—
Net realized gain	—	(14,432,701)	—	—
Tax return of capital	—	—	—	—

Total dividends and distributions	(10,996,070)	(14,432,701)	(30,826,484)	—

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	765,247,654
Net proceeds from the underwriters’ over allotment option exercised	—	—	45,840,000	—
Reinvestment of distributions	1,872,905	—	—	—

Net proceeds from capital share transactions	1,872,905	—	45,840,000	765,247,654

Total increase	7,122,452	10,146,512	147,864,399	820,283,075

Net Assets:
Beginning of period	208,151,298	198,004,786	820,283,075	—

End of period	$215,273,750	$208,151,298	$968,147,474	$820,283,075

End of period undistributed (distributions in excess of) net investment income	$(10,758,256)	$(4,942)	$(22,031,934)	$2,308,465

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	S&P Quality Rankings Global Equity Managed Trust (BQY)		World Investment Trust (BWC)

	2007	2006	2007	2006

Net Increase in Net Assets

Operations:
Net investment income	$1,375,294	$2,516,366	$6,488,060	$16,529,596
Net realized gain	947,296	1,922,416	66,686,282	77,969,300
Net change in unrealized appreciation	11,516,704	17,346,666	33,353,491	71,385,346

Net increase in net assets resulting from operations	13,839,294	21,785,448	106,527,833	165,884,242

Dividends and Distributions from:
Net investment income[1]	(2,714,865)	(2,926,375)	(55,507,461)	(17,424,000)
Net realized gain	—	(3,335,638)	—	(47,551,119)

Total dividends and distributions	(2,714,865)	(6,262,013)	(55,507,461)	(64,975,119)

Capital Share Transactions:
Net proceeds from underwriters over-allotment option exercised	—	—	—	75,020,025
Reinvestment of distributions	—	—	1,652,473	1,036,697

Net proceeds from capital share transactions	—	—	1,652,473	76,056,722

Total increase	11,124,429	15,523,435	52,672,845	176,965,845

Net Assets:
Beginning of period	111,925,207	96,401,772	849,946,586	672,980,741

End of period	$123,049,636	$111,925,207	$902,619,431	$849,946,586

End of period undistributed (distributions in excess of) net investment income	$(1,198,565)	$141,006	$(50,800,912)	$(1,781,511)

[1]	A portion of the dividends from net investment income for the six months ended April 30, 2007 may be deemed a tax return of capital or net realized gain at fiscal year end.

FINANCIAL HIGHLIGHTS
BlackRock Dividend AchieversTM Trust (BDV)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31			For the Period December 23, 2003[1] through October 31, 2004

		2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.95	$14.21	$14.67		$14.33 [2]

Investment operations:
Net investment income	0.24	0.42	0.43		0.37
Net realized and unrealized gain	0.74	2.21	0.01		0.66

Net increase from investment operations	0.98	2.63	0.44		1.03

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.41)	(0.43)		(0.38)
Net realized gains	—	(0.32)	(0.28)		—
Tax return of capital	—	(0.16)	(0.19)		(0.29)

Total dividends and distributions	(0.45)	(0.89)	(0.90)		(0.67)

Capital charges with respect to issuance of shares	—	—	—		(0.02)

Net asset value, end of period	$16.48	$15.95	$14.21		$14.67

Market price, end of period	$15.27	$14.86	$12.77		$14.98

TOTAL INVESTMENT RETURN[4]
At net asset value[5]	6.41%	19.89%	3.11%		7.28%

At market value	5.83%	24.31%	(9.25	) %	4.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.83%[6]	0.84%	0.84%		0.83%[6]
Net expenses	0.83%[6]	0.84%	0.84%		0.83%[6]
Net investment income	2.84%[6]	2.90%	2.93%		3.00%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$882,418	$812,789	$805,289		$777,731
Portfolio turnover	12%	11%	27%		6%
Net assets, end of period (000)	$898,658	$869,703	$774,691		$800,020

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006	For the Period August 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.88	$14.01	$14.33 [2]

Investment operations:
Net investment income	0.31	0.37	0.06
Net realized and unrealized gain (loss)	0.46	1.71	(0.26)

Net increase (decrease) from investment operations	0.77	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.61)[3]	(0.15)	(0.06)
Net realized gains	—	(1.06)	(0.04)

Total dividends and distributions	(0.61)	(1.21)	(0.10)

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$15.04	$14.88	$14.01

Market price, end of period	$15.00	$14.92	$13.79

TOTAL INVESTMENT RETURN[4]
At net asset value[5]	5.31%	15.72%	(1.42)%

At market value	4.75%	17.97%	(7.40)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.18%[6]	1.19%	1.25%[6]
Net expenses	1.18%[6]	1.19%	1.25%[6]
Net investment income	2.73%[6]	2.73%	2.44%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$1,038,094	$989,585	$953,303
Portfolio turnover	73%	138%	5%
Net assets, end of period (000)	$1,049,539	$1,033,127	$968,245

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Dividend AchieversTM Trust (BDT)

	Six Months Ended April 30, 2007 (unaudited)
		Year Ended October 31		For the Period March 30, 2004[1] through October 31, 2004

		2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.13	$15.14	$14.96	$14.33 [2]

Investment operations:
Net investment income	0.23	0.37	0.46	0.18
Net realized and unrealized gain	0.81	1.52	0.62	0.92

Net increase from investment operations	1.04	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.35)	(0.46)	(0.17)
Net realized gain	—	(0.55)	(0.42)	—
Tax return of capital	—	—	(0.02)	(0.28)

Total dividends and distributions	(0.45)	(0.90)	(0.90)	(0.45)

Capital charges with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$16.72	$16.13	$15.14	$14.96

Market price, end of period	$15.66	$14.53	$13.20	$14.54

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	6.72%	13.65%	7.62%	7.75%

At market value	10.96%	17.43%	(3.46)%	0.01%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.95%[6]	0.96%	0.96%	0.99%[6]
Net expenses	0.95%[6]	0.96%	0.96%	0.99%[6]
Net investment income	2.58%[6]	2.57%	3.01%	2.18%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$446,942	$417,199	$410,719	$377,074
Portfolio turnover	—%	18%	24%	1%
Net assets, end of period (000)	$449,936	$433,938	$407,366	$402,570

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006	For the Period December 29, 2004[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$29.67	$28.12	$23.88 [2]

Investment operations:
Net investment income	0.37	0.75	0.56
Net realized and unrealized gain	4.03	3.65	4.85

Net increase from investment operations	4.40	4.40	5.41

Dividends and distributions from:
Net investment income	(1.09)[3]	(0.49)	(0.54)
Net realized gains	—	(2.36)	(0.59)

Total dividends and distributions	(1.09)	(2.85)	(1.13)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$32.98	$29.67	$28.12

Market price, end of period	$30.24	$26.73	$25.16

TOTAL INVESTMENT RETURN[4]
At net asset value[5]	15.61%	17.30%	22.99%

At market value	17.66%	18.11%	5.10%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.28%[6]	1.28%	1.30%[6]
Net expenses	1.08%[6]	1.08%	1.10%[6]
Net investment income before	1.59%[6]	2.47%	2.59%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$893,934	$889,944	$770,023
Portfolio turnover	21%	40%	64%
Net assets, end of period (000)	$981,732	$883,104	$836,924

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Equity Income Trust (BFD)

For the Period March 30, 2007[1] through April 30, 2007 (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.10 [2]

Investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.57

Net increase from investment operations	0.59

Capital charges with respect to issuance of shares	(0.02)

Net asset value, end of period	$19.67

Market price, end of period	$20.05

TOTAL INVESTMENT RETURN[3]
At net asset value	2.98%

At market value	0.25%

RATIOS TO AVERAGE NET ASSETS:[4]
Total expenses	1.20%
Net expenses	1.20%
Net investment income	3.42%

SUPPLEMENTAL DATA:
Average net assets (000)	$779,698
Portfolio turnover	1%
Net assets, end of period (000)	$786,827

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[4]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006	For the Period May 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$26.72	$23.77	$23.88 [2]

Investment operations:
Net investment income	0.27	0.58	0.37
Net realized and unrealized gain	3.20	4.64	0.13

Net increase from investment operations	3.47	5.22	0.50

Dividends and distributions from:
Net investment income	(1.38)[3]	(0.59)	(0.23)
Net realized gains	—	(1.68)	(0.33)

Total dividends and distributions	(1.38)	(2.27)	(0.56)

Capital charges with respect to issuance of shares	—	—	(0.05)

Net asset value, end of period	$28.81	$26.72	$23.77

Market price, end of period	$29.10	$27.61	$23.88

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	13.40%	24.48%	0.81%

At market value	10.85%	26.64%	(2.21)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.14%[6]	1.16%	1.19%[6]
Net expenses	1.14%[6]	1.16%	1.19%[6]
Net investment income	1.97%[6]	2.45%	3.66%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$341,793	$314,884	$294,175
Portfolio turnover	88%	184%	55%
Net assets, end of period (000)	$361,137	$331,744	$294,195

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006	For the Period March 31, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$27.74	$26.38	$23.88 [2]

Investment operations:
Net investment income (loss)	0.04	— [3]	(0.03)
Net realized and unrealized gain	2.10	3.28	3.34

Net increase from investment operations	2.14	3.28	3.31

Dividends and distributions from:
Net investment income	(1.46)[4]	—	—
Net realized gains	—	(1.92)	(0.77)

Total dividends and distributions	(1.46)	(1.92)	(0.77)

Capital charges with respect to issuance of shares	—	—	(0.04)

Net asset value, end of period	$28.42	$27.74	$26.38

Market price, end of period	$27.84	$27.32	$25.19

TOTAL INVESTMENT RETURNS:[5]
At net asset value[6]	8.18%	13.00%	13.88%

At market value	7.60%	16.59%	3.81%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.13%[7]	1.15%	1.18%[7]
Net expenses	1.13%[7]	1.15%	1.18%[7]
Net investment income (loss)	0.23%[7]	(0.11)%	(0.19)%[7]

SUPPLEMENTAL DATA:
Average net assets (000)	$209,163	$206,098	$192,836
Portfolio turnover	57%	181%	104%
Net assets, end of period (000)	$215,274	$208,151	$198,005

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[6]	Unaudited.
[7]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2007 (unaudited)	For the Period September 29, 2006[1] through October 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.33	$14.33 [2]

Investment operations:
Net investment income	0.13	0.04
Net realized and unrealized gain	2.15	0.98

Net increase from investment operations	2.28	1.02

Dividends from net investment income	(0.54)[3]	—

Capital charges with respect to issuance of shares	—	(0.02)

Net asset value, end of period	$17.07	$15.33

Market price, end of period	$15.70	$15.00

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	15.43%	6.98%

At market value	8.50%	—%

RATIOS TO AVERAGE NET ASSETS:[6]
Total expenses	1.12%	1.42%
Net expenses	1.08%	1.22%
Net investment income	1.46%	2.63%

SUPPLEMENTAL DATA:
Average net assets (000)	$895,228	$787,768
Portfolio turnover	37%	—%
Net assets, end of period (000)	$968,147	$820,283

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Six Months Ended April 30, 2007 (unaudited)			For the Period May 28, 2004[1] through October 31, 2004
		Year Ended October 31

		2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.55	$15.98	$15.29	$14.33 [2]

Investment operations:
Net investment income	0.24	0.39	0.56	0.21
Net realized and unrealized gain	2.06	3.22	0.88	0.96

Net increase from investment operations	2.30	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.49)	(0.37)	(0.17)
Net realized gains	—	(0.55)	(0.38)	—
Tax return of capital	—	— [4]	—	(0.02)

Total dividends and distributions	(0.45)	(1.04)	(0.75)	(0.19)

Capital charges with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$20.40	$18.55	$15.98	$15.29

Market price, end of period	$18.68	$16.36	$14.54	$13.80

TOTAL INVESTMENT RETURNS:[5]
At net asset value[6]	12.88%	24.34%	10.08%	8.13%

At market value	17.20%	20.52%	10.97%	(6.80)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.10%[7]	1.13%	1.14%	1.23%[7]
Net expenses	1.09%[7]	1.13%	1.14%	1.23%[7]
Net investment income	2.39%[7]	2.45%	3.35%	3.27%[7]

SUPPLEMENTAL DATA:
Average net assets (000)	$116,035	$102,587	$96,697	$87,094
Portfolio turnover	3%	10%	38%	4%
Net assets, end of period (000)	$123,050	$111,925	$96,402	$92,243

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]	Amounted to less than $0.01 per share outstanding.
[5]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[6]	Unaudited.
[7]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock World Investment Trust (BWC)

	Six Months Ended April 30, 2007 (unaudited)	Year Ended October 31, 2006	For the Period October 27, 2005[1] through October 31, 2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.35	$14.42	$14.33 [2]

Investment operations:
Net investment income	0.11	0.30	—
Net realized and unrealized gain	1.94	2.88	0.11

Net increase from investment operations	2.05	3.18	0.11

Dividends and distributions from:
Net investment income	(1.07)[3]	(0.34)	—
Net realized gains	—	(0.91)	—

Total dividends and distributions	(1.07)	(1.25)	—

Capital charges with respect to issuance of shares	—	—	(0.02)

Net asset value, end of period	$17.33	$16.35	$14.42

Market price, end of period	$17.39	$16.59	$15.08

TOTAL INVESTMENT RETURNS:[4]
At net asset value[5]	12.98%	22.47%	0.80%

At market value	11.67%	18.99%	0.53%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	1.12%[6]	1.10%	1.23%[6]
Net expenses	1.12%[6]	1.10%	1.23%[6]
Net investment income	1.51%[6]	2.04%	2.59%[6]

SUPPLEMENTAL DATA:
Average net assets (000)	$867,183	$808,627	$667,368
Portfolio turnover	86%	153%	—%
Net assets, end of period (000)	$902,619	$849,947	$672,981

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized.

[5]	Unaudited.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except Global Energy and Resources, Global Equity Income, Health Sciences and Real Asset, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Energy and Resources, Global Equity Income, Health Sciences and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act.

          Real Asset was organized on July 19, 2006, and had no transactions until August 23, 2006, when the Trust sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Real Asset commenced on September 29, 2006. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

          Global Equity Income was organized on January 10, 2007, and had no transactions until February 22, 2007 when the Trust sold 6,021 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Global Equity Income commenced on March 30, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

          Under the Trusts’ organizational documents, their officers and Trustees (as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investment Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter (“OTC”) options quotations are provided by dealers selected under the supervision of the Board. Considerations utilized by dealers in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Investments in open-end investment companies are valued at net asset value. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at amortized cost. Any investments or other assets for which current market quotations are not readily available are valued at their fair value (“Fair Value Assets”) as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors deems relevant.

          In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications for FAS 157 and its impact on the Trust’s financial statements, if any, has not been determined.

          In addition, in February 2007, Statement of Financial Accounting Standard No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured as fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similiar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The cost of investments sold and the related gain or loss is determined by the use of the specific identified method, generally high cost, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trusts are informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any applicable withholding tax.

Forward Currency Contracts: Certain Trusts may enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

          Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band consistent with the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities at the current rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

          The Trusts do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. The Trusts report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

          Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

          A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

          The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as a result of an illiquid market.

          Certain Trusts may invest in over-the-counter (“OTC”) options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trusts may be required to restrict the sale of securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trusts’ ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trusts may be unable to liquidate an OTC option position.

Financial Futures Contracts: A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Trust’s basis in the contract.

          Financial futures contracts, when used by a Trust, help in maintaining a targeted duration. Financial futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, a Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require a Trust to segregate assets in connection with certain investments (e.g., call options written), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized gains, if any, to shareholders. Therefore, no federal income tax provisions have been recorded.

          In July 2006, the Financial Accounting Standards Board released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Trusts’ financial statements has not yet been determined.

Dividends and Distributions: All Trusts except Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trusts’ Board, non-interested Trustees (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all of the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates Related Parties

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned sub- and sidiary of BlackRock, Inc., serves as sub-advisor to Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, S&P Quality Rankings and World Investment. State Street Research & Management Company (“SSRM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global Energy and Resources. BlackRock Investment Management, LLC (“BIM”) and BlackRock Investment Managment International Limited (“BII”), each a wholly owned subsidiary of BlackRock, Inc. serves as sub-advisor to Real Asset. BlackRock Capital Management, Inc. (“BCM”) a wholly owned subsidiary of BlackRock, Inc. and BIM serves as sub-advisor to Global Equity Income. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Investment Management Agreement covers both investment advisory and administration services.

          The Trusts’ investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate, 0.65% for Dividend AchieversTM, 1.00% for Enhanced Dividend AchieversTM, 0.75% for Strategic Dividend AchieversTM, 1.20% for Global

Energy and Resources, 1.00% for Global Equity Income, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment, of the Trust’s average weekly net assets. “Net assets” means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses on Global Energy and Resources and Real Asset as a percentage of its average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for Global Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Global Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Global Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Global Energy and Resources and in 2014 for Real Asset.

          The Advisor pays BFM, SSRM, BCM, BIM and BII fees for its sub-advisory services.

          Pursuant to the Investment Management Agreement, the Advisor provides continuous supervision of the investment portfolios and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. The Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing, secondary market support and compliance support to the Trust. For the six months ended April 30, 2007, the Trusts reimbursed the Advisor the following amounts which are included in miscellaneous expenses in the Statement of Operations:

Trust	Amount	Trust	Amount

Dividend AchieversTM	$14,761	Global Opportunities	$6,889
Enhanced Dividend AchieversTM	14,854	Health Sciences	5,034
Strategic Dividend AchieversTM	12,220	Real Asset	6,853
Global Energy and Resources	17,252	S&P Quality Rankings	2,692
Global Equity Income	3,323	World Investment	13,051

Dividend Achievers Universe: Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieverTM universe of common stocks. If Mergent® revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. ‘‘Mergent®’’ and ‘‘Dividend AchieversTM’’ are trademarks of Mergent® and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trust is required to pay a quarterly licensing fee, which is shown on the Statement of Operations.

          During the six months ended April 30, 2007, Merrill Lynch & Co., Inc. through their affiliated broker-dealer Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Trust	Commission Amount

Enhanced Dividend AchieversTM	$85,948
Global Energy and Resources	21,234
Global Equity Income	13,048
Global Opportunities	32,774
Health Sciences	16,998
Real Asset	59,968
World Investment	88,554

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the six months ended April 30, 2007, were as follows:

Trust	Purchases	Sales

Dividend AchieversTM	$108,063,029	$122,799,836
Enhanced Dividend AchieversTM	784,622,746	725,506,394
Strategic Dividend AchieversTM	—	15,253,234
Global Energy and Resources	183,662,218	216,013,399
Global Equity Income	700,390,806	3,077,640
Global Opportunities	296,624,276	300,525,049
Health Sciences	106,361,539	128,274,274
Real Asset	374,599,970	281,786,843
S&P Quality Rankings	3,033,448	4,730,944
World Investment	733,823,092	739,417,833

          Transactions in options written during the six months ended April 30, 2007, were as follows:

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend AchieversTM
Options outstanding at beginning of period	6,951,027	$8,225,806	90,000	$27,000
Options written	23,145,315	30,939,214	308,040	648,791
Options expired	(6,177,047)	(7,035,555)	(153,625)	(222,218)
Options exercised	(6,618,870)	(10,061,648)	(91,065)	(79,351)
Options closed	(9,877,088)	(12,194,737)	(50,000)	(12,520)

Options outstanding at end of period	7,423,337	$9,873,080	103,350	$361,702

Global Energy and Resources
Options outstanding at beginning of period	1,136,290	$5,347,629	511,460	$1,008,817
Options written	2,840,265	10,046,411	41,277	1,266,234
Options expired	(1,224,420)	(5,396,323)	(452,611)	(982,261)
Options exercised	(612,150)	(2,183,122)	(29,113)	(248,984)
Options closed	(878,925)	(3,708,054)	(66,344)	(748,946)

Options outstanding at end of period	1,261,060	$4,106,541	4,669	$294,860

Global Equity Income
Options outstanding at beginning of period	—	$—	—	$—
Options written	4,295	5,416,127	—	—
Options closed	(1,220)	(1,170,879)	—	—

Options outstanding at end of period	3,075	$4,245,248	—	$—

Global Opportunities
Options outstanding at beginning of period	8,934,189	$4,111,793	—	$—
Options written	26,763,544	13,780,151	140,439	116,273
Options expired	(4,639,630)	(2,653,344)	(70,206)	(47,618)
Options exercised	(13,936,600)	(5,127,155)	(170)	(25,839)
Options closed	(7,528,212)	(5,211,692)	(63)	(4,316)

Options outstanding at end of period	9,593,291	$4,899,753	70,000	$38,500

	Calls		Puts

Trust	Contracts	Premiums	Contracts	Premiums

Health Sciences
Options outstanding at beginning of period	235,261	$1,704,633	—	$—
Options written	527,565	3,184,328	50,868	435,219
Options expired	(206,355)	(1,031,088)	(22,510)	(174,960)
Options exercised	(96,582)	(1,181,619)	(550)	(35,299)
Options closed	(351,158)	(1,796,428)	(1,548)	(106,344)

Options outstanding at end of period	108,731	$879,826	26,260	$118,616

Real Asset
Options outstanding at beginning of period	6,843,497	$4,653,527	5,234,825	$3,404,041
Options written	30,998,129	21,425,330	1,539,272	7,123,671
Options expired	(8,351,822)	(5,726,796)	(5,864,843)	(6,032,460)
Options exercised	(11,580,280)	(6,767,496)	(503,235)	(2,101,241)
Options closed	(5,997,297)	(5,256,348)	(275,625)	(1,744,151)

Options outstanding at end of period	11,912,227	$8,328,217	130,394	$649,860

World Investment
Options outstanding at beginning of period	24,148,361	$9,547,129	—	$—
Options written	59,876,412	32,520,016	357,116	295,198
Options expired	(12,073,460)	(6,507,831)	(178,524)	(120,844)
Options exercised	(32,587,153)	(12,896,596)	(430)	(65,358)
Options closed	(17,285,384)	(10,412,368)	(162)	(11,096)

Options outstanding at end of period	22,078,776	$12,250,350	178,000	$97,900

          As of April 30, 2007, the value of portfolio securities subject to covered call options written were as follows:

Trust	Value

Enhanced Dividend AchieversTM	$507,934,183
Global Energy and Resources	182,785,219
Global Equity Income	8,903,010
Global Opportunities	193,161,193
Health Sciences	47,920,447
Real Asset	315,423,637
World Investment	496,739,517

          Details of open forward foreign currency exchange contracts at April 30, 2007, were as follows:

Trust	Foreign Currency Bought	Settlement Date	Contract to Purchase/ Receive	Value at Settlement Date (US$)	Value at April 30, 2007 (US$)	Unrealized Depreciation

Health
Sciences	Swiss Franc	05/03/07	944,000	781,618	782,558	$(940)
	Euro	05/02/07	98,000	133,736	133,927	(191)

						$(1,131)

Note 4. Income Tax Information

The tax character of distributions paid during the year ended October 31, 2006, were as follows:

Distributions Paid From:

	Period ended October 31, 2006

	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Dividend AchieversTM	$23,135,339	$8,978,900	$16,952,248	$49,066,487
Enhanced Dividend AchieversTM	51,946,761	—	32,569,547	84,516,308
Strategic Dividend AchieversTM	10,051,697	—	14,165,531	24,217,228
Global Energy and Resources	42,657,932	—	41,980,821	84,638,753
Global Opportunities	27,654,546	—	502,975	28,157,521
Health Sciences	12,399,889	—	2,032,812	14,432,701
S&P Quality Rankings	3,563,848	29,330	2,668,835	6,262,013
World Investment	64,975,119	—	—	64,975,119

          For Federal income tax purposes, the Trusts had no capital loss carryforwards at April 30, 2007.

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts. At April 30, 2007, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

Trust	Common Shares Owned

Dividend AchieversTM	8,028
Enhanced Dividend AchieversTM	8,028
Strategic Dividend AchieversTM	8,028
Global Energy and Resources	4,817
Global Equity Income	6,021
Global Opportunities	4,817
Health Sciences	4,817
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

          Transaction in common shares of beneficial interest for the periods ended April 30, 2007 and October 31, 2006, were as follows:

Trust	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option

Global Equity Income	March 30, 2007	40,006,021	—
Real Asset	September 29, 2006	53,508,028	3,200,000

Trust	Reinvestment of Dividends and Distributions for the period ended October 31, 2006	Reinvestment of Dividends and Distributions for the six months ended April 30, 2007

Enhanced Dividend AchieversTM	334,800	354,756
Global Opportunities	36,764	120,452
Health Sciences	—	69,573
World Investment	—	98,239

          Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for Global Equity Income and Real Asset in the amount of $1,287,151 and $1,254,847, respectively.

Note 6. Concentration Risks

As of April 30, 2007, the Trusts listed below had the following industry classifications:

Sector	Global Equity Income	Global Opportunities	S&P Quality Rankings	World Investment

Financial Institutions	24%	21%	26%	22%
Energy	15	18	15	18
Consumer Products	11	19	11	17
Health Care	11	4	6	5
Industrials	8	5	7	6
Telecommunications	8	8	7	8
Technology	7	7	9	6
Basic Materials	6	6	3	6
Media	3	1	1	1
Entertainment & Leisure	2	1	1	1
Real Estate	2	6	8	5
Aerospace & Defense	1	1	1	1
Automotive	1	—	3	—
Transportation	1	1	—	2
Building & Development	—	2	1	2
Business Equipment & Services	—	—	1	—

          As of April 30, 2007, the Trusts listed below had the following geographic concentrations:

Country	Global Energy and Resources	Health Sciences	Real Assets

United States	63%	91%	47%
Canada	17	—	12
Switzerland	—	8	—
Bermuda	3	—	1
Greece	3	—	—
Australia	2	—	9
Norway	2	—	2
United Kingdom	2	—	14
Brazil	1	—	3
Cayman Islands	1	—	—
Denmark	1	—	—
France	1	1	1
Hong Kong	1	—	—
Italy	1	—	—
Japan	1	—	—
Netherlands	1	—	2
South Africa	—	—	4
China	—	—	1
Mexico	—	—	1
New Guinea	—	—	1
Peru	—	—	1
Russia	—	—	1

Note 7. Subsequent Event

On May 8, 2007, Global Equity Income issued an additional 4,919,954 shares from the underwriters’ exercising their over-allotment option in the amount of $93,938,305.

          Subsequent to April 30, 2007, the Board declared distributions per common share for Enhanced Dividend AchieversTM, Global Opportunities, Real Asset, S&P Quality Rankings and World Investment payable May 30, 2007, to shareholders of record on May 15, 2007, and for Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, Global Energy and Resources, Health Sciences, Real Asset and World Investment payable June 29, 2007, to shareholders of record on June 15, 2007. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend AchieversTM	0.225000
Enhanced Dividend AchieversTM	0.101875
Strategic Dividend AchieversTM	0.225000
Global Energy and Resources	0.375000
Global Equity Income	0.475000
Global Opportunities	0.568750
Health Sciences	0.384375
Real Asset	0.090600
S&P Quality Rankings	0.225000
World Investment	0.113750

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions reinvested by The Bank of New York (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

          The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the distribution payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. If, on the distribution payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared distribution.

          The Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. The automatic reinvestment of distributions will not relieve participants of any federal income tax that may be payable on such distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

ADDITIONAL INFORMATION

          The Trusts listed for trading on the New York Stock Exchange (“NYSE”) have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards and the Trusts listed for trading on the American Stock Exchange (“AMEX”) have filed with the AMEX their corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          During the period, there were no material changes in any Trusts’ investment objective or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          Quarterly performance, semi-annual and annual reports and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or the Sub-Advisor. They serve in the following capacities for the Advisor or the Sub-Advisor; Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisors, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisors, Neal Andrews—Manging Director of the Advisor, James Kong—Managing Director of the BFM, Jay Fife—Managing Director of the Sub-Advisors, Spencer Fleming—Director of the Advisor and the Sub-Advisor and Robert Mahar—Director of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Semi-Annual Investor Update

          The Semi-Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s website at http://www.blackrock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Semi-Annual Investor Update, please call (800) 699-1BFM.

SECTION 19 NOTICES

          The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trusts’ investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV for the calendar year that will tell you how to report these dividends and distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions				Percentage of Fiscal Year to Date Cumulative Distributions by Character

Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Dividend Achievers*	$0.33	$—	$0.12	$0.45	74%	—%	26%	100%
Enhanced Dividend Achievers	$0.40	$0.21	$—	$0.61	66%	34%	—%	100%
Strategic Dividend Achievers*	$0.31	$—	$0.14	$0.45	69%	—%	31%	100%
Global Energy and Resources	$0.17	$0.92	$—	$1.09	16%	84%	—%	100%
Global Opportunities	$0.63	$0.75	$—	$1.38	46%	54%	—%	100%
Health Sciences	$—	$1.46	$—	$1.46	—%	100%	—%	100%
Real Asset	$0.40	$0.14	$—	$0.54	74%	26%	—%	100%
S&P Quality Rankings*	$0.28	$—	$0.17	$0.45	63%	—%	37%	100%
World Investment	$0.12	$0.95	$—	$1.07	11%	89%	—%	100%

*

The Trust estimates that is has distributed more than its income and net realized gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Trust is paid back to you. A return of capital does not necessarily reflect the Trusts’ investment performance and should not be confused with ‘yield’ or ‘income.’

BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1] Richard E. Cavanagh, Lead Trustee[2] Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito[3]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisors
BlackRock Financial Management, Inc.[4] 40 East 52nd Street
New York, NY 10022

BlackRock Capital Management, Inc.[5] One Financial Center
Boston, MA 02111

BlackRock Investment Management, LLC[6] 800 Scudders Mill Road
Princeton, NJ 08356

BlackRock Investment Management International, Ltd.[5] 33 King William Street
London, EC4R 9AS UK

State Street Research & Management Co.[7] One Financial Center
Boston, MA 02111

Accounting Agent
The Bank of New York
2 Hanson Place
Brooklyn, NY 11217

Custodian
The Bank of New York
100 Colonial Center Parkway
Suite 200
Lake Mary, FL 32746

Transfer Agent
The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(866) 216-0242

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Retired, effective December 31, 2006.
[2]	Effective as of January 1, 2007.
[3]	Resigned, effective December 31, 2006.
[4]	For all Trusts except Global Energy and Resources, Global Equity Income, Global Opportunities, Health Sciences and Real Asset.
[5]	For Real Asset.
[6]	For Global Equity Income and Real Asset.
[7]	For Global Energy and Resources.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (866) 216-0242.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (866)216-0242. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (866) 216-0242 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q may also be obtained, upon request, by calling (866) 216-0242.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-SEMI-7-0407

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.

Not applicable because no such purchases were made during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

No matters were voted on by shareholders during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Treasurer
Date:	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	July 3, 2007

By:	/s/ Donald C. Burke
Name:	Donald C. Burke
Title:	Principal Financial Officer
Date:	July 3, 2007